UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q listing may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Actual	$ 1,000.00	$ 1,030.30	$ 3.32
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.52	$ 3.31

* Expenses are equal to the Fund's annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.7	5.0
AT&T, Inc.	4.1	3.9
Bank of America Corp.	3.0	3.0
American International Group, Inc.	2.3	2.5
Citigroup, Inc.	2.2	2.5
JPMorgan Chase & Co.	2.0	2.3
Pfizer, Inc.	1.7	1.9
Chevron Corp.	1.6	1.4
General Electric Co.	1.5	1.3
Verizon Communications, Inc.	1.4	1.2
	25.5
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	27.5
Energy	15.2	12.6
Consumer Discretionary	10.5	11.7
Information Technology	10.1	9.3
Industrials	10.0	9.7
Asset Allocation (% of fund's net assets)
As of July 31, 2007 *		As of January 31, 2007 **
	Stocks 96.1%		Stocks 95.4%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 1.4%		Convertible Securities 1.2%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	10.3%	** Foreign investments	9.0%

Semiannual Report

Investments July 31, 2007

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	2,331,200	$ 66,952
Automobiles - 1.1%
General Motors Corp.	994,100	32,209
Hyundai Motor Co.	516,290	45,298
Monaco Coach Corp.	1,176,409	16,411
Peugeot Citroen SA	721,900	61,580
Renault SA	308,633	45,213
Toyota Motor Corp. sponsored ADR	1,069,300	128,990
Winnebago Industries, Inc.	881,737	23,789
		353,490
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,681,650	33,549
Service Corp. International	4,055,800	49,156
		82,705
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	906,100	43,375
Wyndham Worldwide Corp. (a)	1,123,260	37,798
		81,173
Household Durables - 1.3%
Beazer Homes USA, Inc.	1,474,400	20,627
Black & Decker Corp.	604,400	52,323
Centex Corp.	581,700	21,703
KB Home	566,900	18,033
Lennar Corp. Class A	1,785,300	54,737
Newell Rubbermaid, Inc.	221,300	5,853
The Stanley Works	937,141	51,852
Whirlpool Corp.	1,833,548	187,224
		412,352
Internet & Catalog Retail - 0.1%
Liberty Media Corp. New - Interactive Series A (a)	2,176,764	45,603
Leisure Equipment & Products - 0.5%
Brunswick Corp.	2,531,100	70,770
Eastman Kodak Co.	3,585,200	90,526
		161,296
Media - 3.8%
Belo Corp. Series A	934,200	16,722
Citadel Broadcasting Corp.	3,309,755	16,615
Clear Channel Communications, Inc.	7,554,600	278,765
Comcast Corp. Class A (a)	6,114,955	160,640
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	1,424,700	$ 71,093
News Corp. Class B	2,675,900	60,636
The McClatchy Co. Class A (d)	3,162,472	77,228
The New York Times Co. Class A (d)	3,295,155	75,327
The Walt Disney Co.	1,656,310	54,658
Time Warner Cable, Inc.	1,044,800	39,932
Time Warner, Inc.	14,189,390	273,288
Viacom, Inc. Class B (non-vtg.) (a)	1,244,359	47,659
Virgin Media, Inc.	1,279,250	31,777
		1,204,340
Multiline Retail - 0.9%
Family Dollar Stores, Inc.	1,922,800	56,953
Macy's, Inc.	2,695,600	97,230
Nordstrom, Inc.	935,100	44,492
Retail Ventures, Inc. (a)	1,598,642	20,814
Sears Holdings Corp. (a)	497,800	68,094
Tuesday Morning Corp.	1,396,013	16,278
		303,861
Specialty Retail - 1.3%
AnnTaylor Stores Corp. (a)	721,959	22,684
Chico's FAS, Inc. (a)(d)	2,652,900	51,360
Circuit City Stores, Inc.	1,110,400	13,214
Gap, Inc.	2,653,200	45,635
Home Depot, Inc.	5,815,300	216,155
OfficeMax, Inc.	292,500	9,617
Williams-Sonoma, Inc.	1,570,600	48,359
		407,024
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	1,108,600	38,956
TOTAL CONSUMER DISCRETIONARY		3,157,752
CONSUMER STAPLES - 5.2%
Beverages - 0.7%
Anheuser-Busch Companies, Inc.	2,904,000	141,628
Heineken NV (Bearer)	1,016,746	64,360
		205,988
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,970,400	104,528
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	5,390,832	$ 29,703
Wal-Mart Stores, Inc.	7,456,000	342,603
		476,834
Food Products - 0.9%
Hershey Co.	2,187,200	100,830
Kraft Foods, Inc. Class A	1,538,140	50,374
Marine Harvest ASA (a)	49,449,600	62,525
Tyson Foods, Inc. Class A	3,053,600	65,042
		278,771
Household Products - 0.7%
Colgate-Palmolive Co.	1,094,400	72,230
Kimberly-Clark Corp.	777,200	52,282
Procter & Gamble Co.	1,808,017	111,844
		236,356
Personal Products - 0.7%
Avon Products, Inc.	6,095,400	219,495
Tobacco - 0.7%
Altria Group, Inc.	3,571,795	237,417
TOTAL CONSUMER STAPLES		1,654,861
ENERGY - 15.2%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	3,652,600	288,738
Halliburton Co.	3,691,200	132,957
Nabors Industries Ltd. (a)	3,023,251	88,400
Noble Corp.	1,526,280	156,383
Schlumberger Ltd. (NY Shares)	4,563,063	432,213
		1,098,691
Oil, Gas & Consumable Fuels - 11.7%
Apache Corp.	1,444,810	116,798
BP PLC sponsored ADR	349,700	24,269
Chevron Corp.	5,981,482	509,981
ConocoPhillips	4,779,000	386,334
EOG Resources, Inc.	1,810,200	126,895
Exxon Mobil Corp.	21,244,474	1,808,541
Hess Corp.	1,969,300	120,521
Lukoil Oil Co. sponsored ADR	671,400	56,297
Occidental Petroleum Corp.	2,794,500	158,504
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A sponsored ADR	203,400	$ 15,782
Spectra Energy Corp.	1,106,050	28,171
Total SA sponsored ADR	2,657,602	208,914
Valero Energy Corp.	2,036,900	136,493
Williams Companies, Inc.	1,365,500	44,037
		3,741,537
TOTAL ENERGY		4,840,228
FINANCIALS - 25.6%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	1,208,000	72,806
Ares Capital Corp.	1,595,142	24,868
Bank New York Mellon Corp.	9,129,749	388,471
KKR Private Equity Investors, LP	1,641,400	33,485
KKR Private Equity Investors, LP Restricted Depositary Units (f)	1,714,600	34,978
Merrill Lynch & Co., Inc.	2,942,400	218,326
Morgan Stanley	4,063,560	259,540
State Street Corp.	1,192,097	79,906
		1,112,380
Commercial Banks - 4.7%
Associated Banc-Corp.	1,637,699	47,067
Barclays PLC Sponsored ADR	1,695,300	94,920
Fifth Third Bancorp (d)	1,037,812	38,285
HSBC Holdings PLC sponsored ADR (d)	1,672,300	155,791
KeyCorp	1,768,000	61,332
Lloyds TSB Group PLC	5,140,501	58,269
Marshall & Ilsley Corp.	1,267,900	52,250
PNC Financial Services Group, Inc.	1,984,200	132,247
Royal Bank of Scotland Group PLC	4,356,927	52,440
U.S. Bancorp, Delaware	3,674,302	110,045
Wachovia Corp.	7,859,518	371,048
Wells Fargo & Co.	9,838,636	332,251
		1,505,945
Consumer Finance - 0.5%
American Express Co.	1,641,800	96,111
Discover Financial Services (a)	2,756,430	63,536
		159,647
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 7.3%
Bank of America Corp.	20,316,245	$ 963,396
Citigroup, Inc.	14,968,385	697,078
FirstRand Ltd.	12,533,145	40,604
JPMorgan Chase & Co.	14,442,649	635,621
		2,336,699
Insurance - 6.9%
ACE Ltd.	4,672,246	269,682
AFLAC, Inc.	676,600	35,264
Allianz AG sponsored ADR	2,574,300	54,575
Allstate Corp.	2,564,700	136,314
American International Group, Inc.	11,620,857	745,827
Hartford Financial Services Group, Inc.	2,077,900	190,897
MetLife, Inc. unit	2,020,300	60,367
Montpelier Re Holdings Ltd.	3,376,178	53,512
Paris RE Holdings Ltd.	874,600	23,313
PartnerRe Ltd.	1,456,926	103,485
Swiss Reinsurance Co. (Reg.)	623,042	53,930
The Travelers Companies, Inc.	5,867,490	297,951
Willis Group Holdings Ltd.	2,278,600	92,488
XL Capital Ltd. Class A	1,127,651	87,799
		2,205,404
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	2,332,200	33,700
Developers Diversified Realty Corp.	934,400	44,851
Health Care Property Investors, Inc.	1,961,300	53,426
Senior Housing Properties Trust (SBI)	1,341,468	23,181
		155,158
Thrifts & Mortgage Finance - 2.2%
Countrywide Financial Corp.	1,414,400	39,844
Fannie Mae	6,655,700	398,277
Freddie Mac	2,986,300	171,025
MGIC Investment Corp.	1,442,500	55,767
New York Community Bancorp, Inc.	2,730,782	44,321
People's United Financial, Inc.	625,000	10,075
		719,309
TOTAL FINANCIALS		8,194,542
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 6.8%
Biotechnology - 0.3%
Amgen, Inc. (a)	2,078,778	$ 111,714
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	1,769,992	93,102
Covidien Ltd. (a)	2,765,190	113,235
Medtronic, Inc.	789,300	39,994
		246,331
Health Care Providers & Services - 0.2%
Omnicare, Inc.	683,800	22,675
UnitedHealth Group, Inc.	1,075,466	52,085
		74,760
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	4,530,800	128,720
Eli Lilly & Co.	463,800	25,087
Johnson & Johnson	4,592,700	277,858
Merck & Co., Inc.	5,347,800	265,518
Pfizer, Inc.	23,262,700	546,906
Schering-Plough Corp.	8,155,800	232,767
Wyeth	5,529,000	268,267
		1,745,123
TOTAL HEALTH CARE		2,177,928
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.4%
General Dynamics Corp.	756,000	59,391
Honeywell International, Inc.	5,561,450	319,839
Lockheed Martin Corp.	1,303,600	128,379
Northrop Grumman Corp.	521,200	39,663
The Boeing Co.	178,400	18,452
United Technologies Corp.	2,805,960	204,751
		770,475
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	803,000	60,803
Airlines - 0.1%
AMR Corp. (a)	700,200	17,281
Delta Air Lines, Inc. (a)	817,200	14,563
US Airways Group, Inc. (a)	116,900	3,625
		35,469
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Masco Corp.	2,836,447	$ 77,180
Commercial Services & Supplies - 0.4%
Cintas Corp.	817,200	29,877
Equifax, Inc.	289,819	11,726
Waste Management, Inc.	2,144,300	81,548
		123,151
Electrical Equipment - 0.3%
Emerson Electric Co.	2,476,100	116,550
Industrial Conglomerates - 2.8%
3M Co.	2,469,670	219,603
General Electric Co.	12,049,150	467,025
Textron, Inc.	609,500	68,806
Tyco International Ltd.	2,765,190	130,766
		886,200
Machinery - 2.7%
Briggs & Stratton Corp. (e)	2,563,885	72,712
Bucyrus International, Inc. Class A	350,400	22,271
Caterpillar, Inc.	957,800	75,475
Deere & Co.	329,400	39,666
Dover Corp.	2,835,500	144,611
Eaton Corp.	599,400	58,250
Illinois Tool Works, Inc.	853,100	46,963
Ingersoll-Rand Co. Ltd. Class A	2,051,792	103,246
Navistar International Corp. (a)	780,200	49,153
SPX Corp.	2,631,485	247,017
		859,364
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	2,034,900	167,147
Union Pacific Corp.	658,400	78,442
		245,589
TOTAL INDUSTRIALS		3,174,781
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.4%
Alcatel-Lucent SA sponsored ADR	7,991,199	92,698
Cisco Systems, Inc. (a)	5,547,900	160,390
Harris Corp.	1,464,600	80,377
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	1
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	6,513,470	$ 110,664
Nortel Networks Corp. (a)	777,980	16,884
		461,014
Computers & Peripherals - 2.9%
EMC Corp. (a)	7,339,300	135,850
Hewlett-Packard Co.	7,236,061	333,076
Imation Corp.	1,420,749	44,441
International Business Machines Corp.	3,202,200	354,323
Sun Microsystems, Inc. (a)	8,842,600	45,097
		912,787
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	2,051,900	78,280
Arrow Electronics, Inc. (a)	1,876,900	71,735
Avnet, Inc. (a)	2,020,615	76,541
Solectron Corp. (a)	13,619,800	51,210
Tektronix, Inc.	1,183,958	38,893
Tyco Electronics Ltd. (a)	2,765,190	99,049
		415,708
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	89,420	45,604
VeriSign, Inc. (a)	629,942	18,703
		64,307
IT Services - 0.4%
MoneyGram International, Inc.	2,184,309	55,896
The Western Union Co.	2,344,700	46,777
Unisys Corp. (a)	2,779,300	22,485
		125,158
Office Electronics - 0.3%
Xerox Corp. (a)	5,237,398	91,445
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	3,369,600	119,452
Applied Materials, Inc.	6,382,900	140,679
Intel Corp.	13,049,760	308,235
LSI Corp. (a)	3,709,200	26,706
Micron Technology, Inc. (a)	3,482,100	41,333
National Semiconductor Corp.	5,507,364	143,136
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	2,862,600	$ 44,914
Verigy Ltd.	407,025	9,956
		834,411
Software - 0.9%
Microsoft Corp.	6,919,100	200,585
Oracle Corp. (a)	1,750,300	33,466
Symantec Corp. (a)	3,608,900	69,291
		303,342
TOTAL INFORMATION TECHNOLOGY		3,208,172
MATERIALS - 3.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,513,400	130,712
Arkema (a)	29,314	1,915
Arkema sponsored ADR (a)	582,570	37,721
Bayer AG sponsored ADR	650,800	46,057
Celanese Corp. Class A	1,635,400	61,328
Chemtura Corp.	7,174,364	74,829
Dow Chemical Co.	1,748,000	76,003
E.I. du Pont de Nemours & Co.	1,296,200	60,571
Georgia Gulf Corp. (e)	1,882,760	30,482
H.B. Fuller Co.	991,658	27,400
PolyOne Corp. (a)	3,127,841	23,521
Rohm & Haas Co.	404,344	22,854
		593,393
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	6,838,121	80,621
Metals & Mining - 1.0%
Alcan, Inc.	1,279,200	124,250
Alcoa, Inc.	4,727,421	180,587
Century Aluminum Co. (a)	437,000	22,523
		327,360
Paper & Forest Products - 0.2%
Glatfelter	584,468	7,849
Weyerhaeuser Co. (d)	796,200	56,721
		64,570
TOTAL MATERIALS		1,065,944
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 6.1%
AT&T, Inc.	33,176,750	$ 1,299,202
Qwest Communications International, Inc. (a)	14,506,400	123,740
Telkom SA Ltd. sponsored ADR	829,700	77,984
Verizon Communications, Inc.	10,301,844	439,065
		1,939,991
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	9,275,300	190,422
Vodafone Group PLC sponsored ADR	3,098,925	94,052
		284,474
TOTAL TELECOMMUNICATION SERVICES		2,224,465
UTILITIES - 3.2%
Electric Utilities - 1.2%
Duke Energy Corp.	2,212,100	37,672
Entergy Corp.	1,606,300	160,566
Exelon Corp.	1,700,700	119,304
PPL Corp.	1,224,100	57,704
		375,246
Gas Utilities - 0.0%
AGL Resources, Inc.	324,050	12,217
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	4,063,600	79,850
TXU Corp.	1,958,622	127,800
		207,650
Multi-Utilities - 1.3%
Dominion Resources, Inc. (d)	1,493,400	125,774
Public Service Enterprise Group, Inc.	2,333,000	200,988
Wisconsin Energy Corp.	2,323,900	99,765
		426,527
TOTAL UTILITIES		1,021,640
TOTAL COMMON STOCKS (Cost $21,692,967)		30,720,313
Convertible Preferred Stocks - 0.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	1,122,600	$ 43,613
General Motors Corp.:
Series B, 5.25%	997,300	19,826
Series C, 6.25%	694,000	15,317
		78,756
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	970,400	19,651
TOTAL CONSUMER DISCRETIONARY		98,407
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	429,200	27,752
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	7,632
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	579,600	81,618
TOTAL MATERIALS		89,250
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $203,117)		215,409
Corporate Bonds - 0.8%
	Principal Amount (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 24,760	28,494
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	8,460	7,614
Media - 0.2%
Liberty Media Corp.:
3.5% 1/15/31	3,598	3,448
3.5% 1/15/31 (f)	20,413	19,563
4% 11/15/29 (f)	4,550	2,958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc. liquid yield option note 0% 2/28/21 (f)	$ 57,550	$ 34,170
		60,139
TOTAL CONSUMER DISCRETIONARY		96,247
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (f)	21,090	30,401
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	34,770	31,032
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	15,130	17,531
5.25% 12/15/11 (f)	28,080	40,677
5.25% 12/15/11	9,750	14,124
		72,332
TOTAL CONVERTIBLE BONDS		230,012
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	28,096
TOTAL CORPORATE BONDS (Cost $236,723)		258,108
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.38% (b)	817,784,634	$ 817,785
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	118,241,250	118,241
TOTAL MONEY MARKET FUNDS (Cost $936,026)		936,026
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $6,858)	6,859	6,858
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $23,075,691)		32,136,714
NET OTHER ASSETS - (0.5)%		(163,607)
NET ASSETS - 100%		$ 31,973,107
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,779,000 or 0.6% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (Amounts in thousands)
$6,858,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 1,231
Merrill Lynch Government Securities, Inc.	5,627
$ 6,858
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22,255
Fidelity Securities Lending Cash Central Fund	2,504
Total	$ 24,759
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 71,205	$ 4,934	$ -	$ 1,093	$ 72,712
Georgia Gulf Corp.	39,180	-	-	301	30,482
Total	$ 110,385	$ 4,934	$ -	$ 1,394	$ 103,194
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.7%
Bermuda	1.9%
United Kingdom	1.8%
Netherlands Antilles	1.4%
France	1.3%
Cayman Islands	1.3%
Others (individually less than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2007
Assets
Investment in securities, at value (including securities loaned of $114,787 and repurchase agreements of $6,858) - See accompanying schedule: Unaffiliated issuers (cost $21,994,342)	$ 31,097,494
Fidelity Central Funds (cost $936,026)	936,026
Other affiliated issuers (cost $145,323)	103,194
Total Investments (cost $23,075,691)		$ 32,136,714
Receivable for investments sold		26,531
Receivable for fund shares sold		36,525
Dividends receivable		36,065
Interest receivable		1,387
Distributions receivable from Fidelity Central Funds		3,769
Prepaid expenses		48
Other receivables		625
Total assets		32,241,664

Liabilities
Payable to custodian bank	$ 1,100
Payable for investments purchased	95,649
Payable for fund shares redeemed	34,574
Accrued management fee	12,790
Other affiliated payables	5,442
Other payables and accrued expenses	761
Collateral on securities loaned, at value	118,241
Total liabilities		268,557

Net Assets		$ 31,973,107
Net Assets consist of:
Paid in capital		$ 22,099,493
Undistributed net investment income		41,374
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		771,242
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,060,998
Net Assets, for 535,806 shares outstanding		$ 31,973,107
Net Asset Value, offering price and redemption price per share ($31,973,107 ÷ 535,806 shares)		$ 59.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2007
Investment Income
Dividends (including $1,394 earned from other affiliated issuers)		$ 341,598
Interest		5,417
Income from Fidelity Central Funds		24,759
Total income		371,774

Expenses
Management fee	$ 74,612
Transfer agent fees	30,930
Accounting and security lending fees	1,036
Custodian fees and expenses	244
Independent trustees' compensation	50
Appreciation in deferred trustee compensation account	3
Audit	152
Legal	103
Miscellaneous	308
Total expenses before reductions	107,438
Expense reductions	(1,466)	105,972
Net investment income (loss)		265,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	780,349
Foreign currency transactions	103
Total net realized gain (loss)		780,452
Change in net unrealized appreciation (depreciation) on: Investment securities	(102,671)
Assets and liabilities in foreign currencies	48
Total change in net unrealized appreciation (depreciation)		(102,623)
Net gain (loss)		677,829
Net increase (decrease) in net assets resulting from operations		$ 943,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2007	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 265,802	$ 469,920
Net realized gain (loss)	780,452	1,948,593
Change in net unrealized appreciation (depreciation)	(102,623)	2,155,906
Net increase (decrease) in net assets resulting from operations	943,631	4,574,419
Distributions to shareholders from net investment income	(261,301)	(456,678)
Distributions to shareholders from net realized gain	(486,040)	(1,722,300)
Total distributions	(747,341)	(2,178,978)
Share transactions Proceeds from sales of shares	3,311,234	5,873,092
Reinvestment of distributions	729,976	2,127,167
Cost of shares redeemed	(3,486,912)	(5,215,678)
Net increase (decrease) in net assets resulting from share transactions	554,298	2,784,581
Total increase (decrease) in net assets	750,588	5,180,022

Net Assets
Beginning of period	31,222,519	26,042,497
End of period (including undistributed net investment income of $41,374 and undistributed net investment income of $36,873, respectively)	$ 31,973,107	$ 31,222,519
Other Information Shares
Sold	54,630	103,776
Issued in reinvestment of distributions	12,555	37,508
Redeemed	(57,604)	(92,804)
Net increase (decrease)	9,581	48,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31,	Years ended January 31,
	2007	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 59.33	$ 54.51	$ 51.52	$ 50.27	$ 38.32	$ 48.15
Income from Investment Operations
Net investment income (loss) D	.50	.96	.82	.79	.71	.68
Net realized and unrealized gain (loss)	1.25	8.30	5.14	2.93	12.88	(9.69)
Total from investment operations	1.75	9.26	5.96	3.72	13.59	(9.01)
Distributions from net investment income	(.49)	(.94)	(.84)	(.81)	(.71)	(.68)
Distributions from net realized gain	(.92)	(3.50)	(2.13)	(1.66)	(.93)	(.14)
Total distributions	(1.41)	(4.44)	(2.97)	(2.47)	(1.64)	(.82)
Net asset value, end of period	$ 59.67	$ 59.33	$ 54.51	$ 51.52	$ 50.27	$ 38.32
Total Return B, C	3.03%	17.55%	11.87%	7.51%	35.95%	(18.95)%
Ratios to Average Net Assets E,G
Expenses before reductions	.66% A	.68%	.69%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.66% A	.68%	.69%	.70%	.71%	.72%
Expenses net of all reductions	.65% A	.67%	.67%	.69%	.70%	.71%
Net investment income (loss)	1.64% A	1.71%	1.57%	1.56%	1.63%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 31,973	$ 31,223	$ 26,042	$ 25,730	$ 23,693	$ 17,239
Portfolio turnover rate F	19% A	24%	19%	19%	25%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site, or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,092,341
Unrealized depreciation	(1,043,115)
Net unrealized appreciation (depreciation)	$ 9,049,226
Cost for federal income tax purposes	$ 23,087,488

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,339,489 and $3,018,753, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,504.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $89 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $21 and $1,350, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection, with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EQU-USAN-0907
1.789291.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Large Cap Value

Fidelity Mid Cap Value

Fidelity Large Cap Growth

Fidelity Mid Cap Growth

Funds

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007) for the Existing Class* of each Fund and for the entire period (February 13, 2007 to July 31, 2007) for Class A, Class T, Class B, Class C, and Institutional Class for each Fund. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 992.80	$ 4.98B
Hypothetical A	$ 1,000.00	$ 1,019.44	$ 5.41 C
Class T
Actual	$ 1,000.00	$ 991.50	$ 6.09B
Hypothetical A	$ 1,000.00	$ 1,018.25	$ 6.61 C
Class B
Actual	$ 1,000.00	$ 988.90	$ 8.56B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Class C
Actual	$ 1,000.00	$ 990.20	$ 8.57B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Large Cap Value
Actual	$ 1,000.00	$ 1,008.50	$ 4.13B
Hypothetical A	$ 1,000.00	$ 1,020.68	$ 4.16 C
Institutional Class
Actual	$ 1,000.00	$ 993.50	$ 3.83B
Hypothetical A	$ 1,000.00	$ 1,020.68	$ 4.16 C
	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 983.20	$ 5.10 B
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56 C
Class T
Actual	$ 1,000.00	$ 982.10	$ 6.29B
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 6.85 C
Class B
Actual	$ 1,000.00	$ 980.40	$ 8.62 B
Hypothetical A	$ 1,000.00	$ 1,015.47	$ 9.39 C
Class C
Actual	$ 1,000.00	$ 979.80	$ 8.53 B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Mid Cap Value
Actual	$ 1,000.00	$ 1,010.80	$ 4.04 B
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06 C
Institutional Class
Actual	$ 1,000.00	$ 984.40	$ 4.09 B
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46 C
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 973.60	$ 5.71 B
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26 C
Class T
Actual	$ 1,000.00	$ 972.70	$ 6.85 B
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50 C
Class B
Actual	$ 1,000.00	$ 970.10	$ 9.12 B
Hypothetical A	$ 1,000.00	$ 1,014.88	$ 9.99 C
Class C
Actual	$ 1,000.00	$ 970.10	$ 9.12 B
Hypothetical A	$ 1,000.00	$ 1,014.88	$ 9.99 C
Large Cap Growth
Actual	$ 1,000.00	$ 969.50	$ 4.88 B
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01 C
Institutional Class
Actual	$ 1,000.00	$ 974.40	$ 4.57 B
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01 C
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 990.20	$ 5.11 B
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56 C
Class T
Actual	$ 1,000.00	$ 990.20	$ 6.31 B
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 6.85 C
Class B
Actual	$ 1,000.00	$ 987.40	$ 8.74 B
Hypothetical A	$ 1,000.00	$ 1,015.37	$ 9.49 C
Class C
Actual	$ 1,000.00	$ 988.10	$ 8.56 B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Mid Cap Growth
Actual	$ 1,000.00	$ 993.00	$ 4.15 B
Hypothetical A	$ 1,000.00	$ 1,020.63	$ 4.21 C
	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Institutional Class
Actual	$ 1,000.00	$ 992.30	$ 3.55B
Hypothetical A	$ 1,000.00	$ 1,020.98	$ 3.86C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for the Existing Class* of each Fund and multiplied by 169/365 (to reflect the period February 13, 2007 to July 31, 2007) for Class A, Class T, Class B, Class C, and Institutional Class for each Fund.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

* The Existing Class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.08%
Class T	1.32%
Class B	1.86%
Class C	1.86%
Large Cap Value	.83%
Institutional Class	.83%
Fidelity Mid Cap Value Fund
Class A	1.11%
Class T	1.37%
Class B	1.88%
Class C	1.86%
Mid Cap Value	.81%
Institutional Class	.89%
Fidelity Large Cap Growth Fund
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Large Cap Growth	1.00%
Institutional Class	1.00%
Fidelity Mid Cap Growth Fund
Class A	1.11%
Class T	1.37%
Class B	1.90%
Class C	1.86%
Mid Cap Growth	.84%
Institutional Class	.77%

Semiannual Report

Fidelity Large Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	6.0
AT&T, Inc.	3.8	4.7
Citigroup, Inc.	3.1	2.7
General Electric Co.	3.0	1.7
JPMorgan Chase & Co.	3.0	2.6
Chevron Corp.	2.5	2.2
Bank of America Corp.	2.4	2.7
American International Group, Inc.	2.3	1.3
Verizon Communications, Inc.	2.3	0.0
McDonald's Corp.	2.1	1.7
	29.0
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.7	35.0
Energy	14.0	13.8
Industrials	10.7	7.0
Consumer Discretionary	7.7	8.5
Health Care	7.6	6.9
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.7%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	2.0%	** Foreign investments	0.9%

Semiannual Report

Fidelity Large Cap Value Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 1.6%
General Motors Corp. (d)	825,301	$ 26,739,752
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	711,800	34,073,866
Household Durables - 0.6%
Whirlpool Corp.	92,300	9,424,753
Media - 2.5%
The Walt Disney Co.	498,900	16,463,700
Time Warner, Inc.	1,342,700	25,860,402
		42,324,102
Multiline Retail - 0.5%
Big Lots, Inc. (a)(d)	293,500	7,589,910
Specialty Retail - 0.4%
RadioShack Corp.	268,300	6,742,379
TOTAL CONSUMER DISCRETIONARY		126,894,762
CONSUMER STAPLES - 7.3%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	247,800	22,039,332
Food & Staples Retailing - 1.3%
Kroger Co.	823,100	21,367,676
Food Products - 1.3%
Tyson Foods, Inc. Class A	987,500	21,033,750
Household Products - 0.3%
Procter & Gamble Co.	71,700	4,435,362
Personal Products - 0.5%
Alberto-Culver Co.	377,700	8,883,504
Tobacco - 2.6%
Altria Group, Inc.	447,500	29,745,325
Loews Corp. - Carolina Group	170,700	12,937,353
		42,682,678
TOTAL CONSUMER STAPLES		120,442,302
ENERGY - 14.0%
Energy Equipment & Services - 3.1%
Pride International, Inc. (a)	463,700	16,252,685
Tidewater, Inc. (d)	323,300	22,120,186
Transocean, Inc. (a)	128,100	13,764,345
		52,137,216
Oil, Gas & Consumable Fuels - 10.9%
Chevron Corp.	486,400	41,470,464
Exxon Mobil Corp.	884,800	75,323,024
Hess Corp.	263,300	16,113,960
Marathon Oil Corp.	568,200	31,364,640

	Shares	Value
Tesoro Corp.	237,100	$ 11,807,580
Valero Energy Corp.	62,401	4,181,491
		180,261,159
TOTAL ENERGY		232,398,375
FINANCIALS - 31.7%
Capital Markets - 5.7%
Ameriprise Financial, Inc.	305,800	18,430,566
Bank New York Mellon Corp.	163,900	6,973,945
Goldman Sachs Group, Inc.	150,000	28,251,000
Merrill Lynch & Co., Inc.	149,000	11,055,800
Morgan Stanley	467,300	29,846,451
		94,557,762
Commercial Banks - 0.8%
PNC Financial Services Group, Inc.	202,000	13,463,300
Diversified Financial Services - 8.5%
Bank of America Corp.	823,200	39,036,144
Citigroup, Inc.	1,114,760	51,914,373
JPMorgan Chase & Co.	1,131,100	49,779,711
		140,730,228
Insurance - 13.5%
ACE Ltd.	275,300	15,890,316
Allstate Corp. (d)	241,900	12,856,985
American Financial Group, Inc.	494,950	13,903,146
American International Group, Inc.	595,500	38,219,190
Loews Corp.	569,400	26,989,560
MetLife, Inc.	342,460	20,622,941
PartnerRe Ltd.	231,700	16,457,651
Prudential Financial, Inc.	309,500	27,430,985
The Travelers Companies, Inc.	626,000	31,788,280
XL Capital Ltd. Class A	240,100	18,694,186
		222,853,240
Real Estate Investment Trusts - 0.5%
SL Green Realty Corp.	47,600	5,779,592
Taubman Centers, Inc.	32,600	1,567,734
		7,347,326
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	151,500	16,631,670
Thrifts & Mortgage Finance - 1.7%
Fannie Mae	478,600	28,639,424
TOTAL FINANCIALS		524,222,950
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	304,100	17,193,814
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	175,800	8,281,938
Medco Health Solutions, Inc. (a)	130,600	10,613,862
Wellcare Health Plans, Inc. (a)	128,500	13,011,910
		31,907,710
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.1%
PerkinElmer, Inc.	668,300	$ 18,598,789
Pharmaceuticals - 3.6%
Johnson & Johnson	141,500	8,560,750
Merck & Co., Inc.	255,700	12,695,505
Pfizer, Inc.	890,800	20,942,708
Watson Pharmaceuticals, Inc. (a)	542,900	16,515,018
		58,713,981
TOTAL HEALTH CARE		126,414,294
INDUSTRIALS - 10.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	139,500	10,959,120
Honeywell International, Inc.	175,800	10,110,258
Northrop Grumman Corp.	266,900	20,311,090
Raytheon Co.	265,900	14,720,224
		56,100,692
Industrial Conglomerates - 3.0%
General Electric Co.	1,302,400	50,481,024
Machinery - 4.3%
AGCO Corp. (a)	281,283	10,809,706
Cummins, Inc.	142,500	16,914,750
Deere & Co.	154,000	18,544,680
Pall Corp.	280,100	11,629,752
Terex Corp. (a)	149,500	12,894,375
		70,793,263
TOTAL INDUSTRIALS		177,374,979
INFORMATION TECHNOLOGY - 3.9%
Computers & Peripherals - 1.5%
Hewlett-Packard Co.	191,200	8,800,936
International Business Machines Corp.	148,100	16,387,265
		25,188,201
Electronic Equipment & Instruments - 1.4%
Arrow Electronics, Inc. (a)	348,200	13,308,204
Avnet, Inc. (a)	246,500	9,337,420
		22,645,624
IT Services - 1.0%
Computer Sciences Corp. (a)	293,700	16,353,216
TOTAL INFORMATION TECHNOLOGY		64,187,041
MATERIALS - 4.5%
Chemicals - 3.2%
Albemarle Corp.	216,100	8,693,703
CF Industries Holdings, Inc.	142,600	8,196,648
Dow Chemical Co.	396,100	17,222,428

	Shares	Value
FMC Corp.	106,000	$ 9,447,780
Lubrizol Corp.	144,600	9,060,636
		52,621,195
Metals & Mining - 1.3%
Commercial Metals Co.	269,600	8,314,464
United States Steel Corp.	131,400	12,915,306
		21,229,770
TOTAL MATERIALS		73,850,965
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.7%
AT&T, Inc.	1,586,562	62,129,768
Embarq Corp.	174,700	10,794,713
Verizon Communications, Inc.	894,300	38,115,066
		111,039,547
UTILITIES - 5.6%
Electric Utilities - 1.6%
FirstEnergy Corp.	184,200	11,190,150
FPL Group, Inc.	254,600	14,698,058
		25,888,208
Independent Power Producers & Energy Traders - 1.9%
Constellation Energy Group, Inc.	189,900	15,913,620
NRG Energy, Inc. (a)	416,900	16,071,495
		31,985,115
Multi-Utilities - 2.1%
PG&E Corp. (d)	324,630	13,897,410
Public Service Enterprise Group, Inc.	249,700	21,511,655
		35,409,065
TOTAL UTILITIES		93,282,388
TOTAL COMMON STOCKS (Cost $1,580,985,403)		1,650,107,603
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 5.38% (b)	3,343,833	3,343,833
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	51,952,550	51,952,550
TOTAL MONEY MARKET FUNDS (Cost $55,296,383)		55,296,383
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,636,281,786)	1,705,403,986
NET OTHER ASSETS - (3.0)%	(50,309,248)
NET ASSETS - 100%	$ 1,655,094,738
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 402,969
Fidelity Securities Lending Cash Central Fund	16,123
Total	$ 419,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,049,919) - See accompanying schedule: Unaffiliated issuers (cost $1,580,985,403)	$ 1,650,107,603
Fidelity Central Funds (cost $55,296,383)	55,296,383
Total Investments (cost $1,636,281,786)		$ 1,705,403,986
Receivable for investments sold		30,289,454
Receivable for fund shares sold		3,328,765
Dividends receivable		1,238,487
Distributions receivable from Fidelity Central Funds		79,700
Prepaid expenses		1,460
Other receivables		1,183
Total assets		1,740,343,035

Liabilities
Payable for investments purchased	$ 28,819,019
Payable for fund shares redeemed	3,257,466
Accrued management fee	807,659
Distribution fees payable	10,004
Other affiliated payables	361,172
Other payables and accrued expenses	40,427
Collateral on securities loaned, at value	51,952,550
Total liabilities		85,248,297

Net Assets		$ 1,655,094,738
Net Assets consist of:
Paid in capital		$ 1,511,031,291
Undistributed net investment income		7,901,193
Accumulated undistributed net realized gain (loss) on investments		67,040,054
Net unrealized appreciation (depreciation) on investments		69,122,200
Net Assets		$ 1,655,094,738

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,302,875 ÷ 553,619 shares)	$ 15.00

Maximum offering price per share (100/94.25 of $15.00)	$ 15.92
Class T: Net Asset Value and redemption price per share ($11,006,767 ÷ 734,899 shares)	$ 14.98

Maximum offering price per share (100/96.50 of $14.98)	$ 15.52
Class B: Net Asset Value and offering price per share ($3,813,442 ÷ 255,231 shares) A	$ 14.94

Class C: Net Asset Value and offering price per share ($1,240,874 ÷ 82,968 shares) A	$ 14.96

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,630,346,762 ÷ 108,577,839 shares)	$ 15.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($384,018 ÷ 25,583 shares)	$ 15.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,828,341
Interest		4,825
Income from Fidelity Central Funds (including $16,123 from security lending)		419,092
Total income		14,252,258

Expenses
Management fee Basic fee	$ 4,449,265
Performance adjustment	39,219
Transfer agent fees	1,804,946
Distribution fees	18,783
Accounting and security lending fees	248,304
Custodian fees and expenses	14,410
Independent trustees' compensation	2,352
Registration fees	65,892
Audit	28,342
Legal	4,288
Miscellaneous	18,190
Total expenses before reductions	6,693,991
Expense reductions	(87,074)	6,606,917
Net investment income (loss)		7,645,341
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		68,727,464
Change in net unrealized appreciation (depreciation) on investment securities		(74,343,152)
Net gain (loss)		(5,615,688)
Net increase (decrease) in net assets resulting from operations		$ 2,029,653

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,645,341	$ 9,973,926
Net realized gain (loss)	68,727,464	34,353,479
Change in net unrealized appreciation (depreciation)	(74,343,152)	98,674,962
Net increase (decrease) in net assets resulting from operations	2,029,653	143,002,367
Distributions to shareholders from net investment income	-	(10,401,399)
Distributions to shareholders from net realized gain	(27,680,848)	(14,021,724)
Total distributions	(27,680,848)	(24,423,123)
Share transactions - net increase (decrease)	307,995,186	685,040,997
Redemption fees	-	21,396
Total increase (decrease) in net assets	282,343,991	803,641,637

Net Assets
Beginning of period	1,372,750,747	569,109,110
End of period (including undistributed net investment income of $7,901,193 and undistributed net investment income of $274,346, respectively)	$ 1,655,094,738	$ 1,372,750,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.12)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 15.00
Total Return B, C, D	(.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A
Expenses net of fee waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,303
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Period ended July 31, 2007 H
Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.14)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.98
Total Return B, C, D	(.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A
Expenses net of fee waivers, if any	1.32% A
Expenses net of all reductions	1.32% A
Net investment income (loss)	.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,007
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.18)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.94
Total Return B, C, D	(1.11)%
Ratios to Average Net Assets F, I
Expenses before reduction	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,813
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.16)
Total from investment operations	(.16)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.96
Total Return B, C, D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17	$ 10.17
Income from Investment Operations
Net investment income (loss) D	.08	.16	.17	.09 G	.09	.08
Net realized and unrealized gain (loss)	.04 H	1.80	1.87	1.47	2.47	(2.00)
Total from investment operations	.12	1.96	2.04	1.56	2.56	(1.92)
Distributions from net investment income	-	(.13)	(.11)	(.05)	(.09)	(.08)
Distributions from net realized gain	(.29)	(.26)	(.35)	(.11)	-	-
Total distributions	(.29)	(.39)	(.46)	(.16)	(.09)	(.08)
Redemption fees added to paid in capital D	-	- J, K	- J	- J	- J	- J
Net asset value, end of period	$ 15.02	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Total Return B, C	.85%	14.63%	17.09%	14.68%	31.44%	(18.92)%
Ratios to Average Net Assets E, I
Expenses before reductions	.84% A	.89%	.89%	1.07%	1.45%	1.83%
Expenses net of fee waivers, if any	.83% A	.89%	.89%	1.07%	1.20%	1.20%
Expenses net of all reductions	.83% A	.89%	.84%	1.05%	1.18%	1.19%
Net investment income (loss)	.96% A	1.10%	1.32%	.79% G	.99%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,630,347	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168	$ 15,582
Portfolio turnover rate F	157% A	164%	175%	170%	72%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.11)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 15.01
Total Return B, C	(.65)%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A
Expenses net of fee waivers, if any	.83% A
Expenses net of all reductions	.83% A
Net investment income (loss)	.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384
Portfolio turnover rate F	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	2.3	0.0
Ameriprise Financial, Inc.	2.2	2.0
Energen Corp.	1.8	0.0
XL Capital Ltd. Class A	1.7	0.0
Constellation Energy Group, Inc.	1.6	1.5
Whirlpool Corp.	1.6	0.0
NRG Energy, Inc.	1.6	0.0
Janus Capital Group, Inc.	1.6	0.0
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1.6	1.6
Tidewater, Inc.	1.5	1.0
	17.5
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.5	32.1
Consumer Discretionary	13.1	12.8
Utilities	12.5	14.9
Industrials	10.7	7.8
Information Technology	7.5	6.8
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.4%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	4.2%	** Foreign investments	1.3%

Semiannual Report

Fidelity Mid Cap Value Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.4%
TRW Automotive Holdings Corp. (a)	438,600	$ 14,416,782
Hotels, Restaurants & Leisure - 1.0%
Jack in the Box, Inc. (a)	153,300	9,809,667
Household Durables - 2.3%
Snap-On, Inc.	127,600	6,677,308
Whirlpool Corp.	157,500	16,082,325
		22,759,633
Internet & Catalog Retail - 1.0%
Expedia, Inc. (a)	388,800	10,345,968
Leisure Equipment & Products - 1.0%
Hasbro, Inc. (d)	339,800	9,521,196
Media - 1.0%
Liberty Media Corp. New - Capital Series A (a)	91,100	10,426,395
Multiline Retail - 2.0%
Big Lots, Inc. (a)(d)	363,300	9,394,938
Dillard's, Inc. Class A	116,400	3,479,196
Dollar Tree Stores, Inc. (a)	194,400	7,437,744
		20,311,878
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	261,300	9,950,304
RadioShack Corp. (d)	500,200	12,570,026
Sherwin-Williams Co.	159,400	11,108,586
		33,628,916
TOTAL CONSUMER DISCRETIONARY		131,220,435
CONSUMER STAPLES - 6.9%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	150,000	13,341,000
Food & Staples Retailing - 1.0%
Kroger Co.	369,800	9,600,008
Food Products - 3.2%
Dean Foods Co.	397,000	11,421,690
Smithfield Foods, Inc. (a)	325,100	10,097,606
Tyson Foods, Inc. Class A	480,500	10,234,650
		31,753,946
Tobacco - 1.4%
Loews Corp. - Carolina Group	184,100	13,952,939
TOTAL CONSUMER STAPLES		68,647,893
ENERGY - 7.0%
Energy Equipment & Services - 3.8%
National Oilwell Varco, Inc. (a)	101,200	12,155,132
Pride International, Inc. (a)	312,200	10,942,610
Tidewater, Inc. (d)	228,300	15,620,286
		38,718,028

	Shares	Value
Oil, Gas & Consumable Fuels - 3.2%
Hess Corp.	373,100	$ 22,833,719
Tesoro Corp.	179,800	8,954,040
		31,787,759
TOTAL ENERGY		70,505,787
FINANCIALS - 29.5%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	373,700	22,522,899
Janus Capital Group, Inc.	522,700	15,712,362
		38,235,261
Commercial Banks - 4.7%
BOK Financial Corp.	118,400	5,922,368
City National Corp.	198,400	14,044,736
Colonial Bancgroup, Inc.	593,000	12,933,330
East West Bancorp, Inc.	119,400	4,377,204
Synovus Financial Corp.	356,800	9,976,128
		47,253,766
Consumer Finance - 0.5%
AmeriCredit Corp. (a)(d)	259,300	5,274,162
Insurance - 14.1%
ACE Ltd.	156,900	9,056,268
Allied World Assurance Co. Holdings Ltd.	204,000	9,679,800
American Financial Group, Inc.	406,800	11,427,012
Assurant, Inc.	240,400	12,193,088
Axis Capital Holdings Ltd.	218,700	8,059,095
Endurance Specialty Holdings Ltd.	96,300	3,601,620
MBIA, Inc.	103,800	5,823,180
Nationwide Financial Services, Inc. Class A (sub. vtg.)	275,400	15,673,014
OdysseyRe Holdings Corp.	313,200	11,024,640
PartnerRe Ltd. (d)	164,100	11,656,023
Philadelphia Consolidated Holdings Corp. (a)	179,200	6,476,288
SAFECO Corp.	192,100	11,232,087
The Chubb Corp.	172,760	8,708,832
XL Capital Ltd. Class A	213,900	16,654,254
		141,265,201
Real Estate Investment Trusts - 3.8%
Annaly Capital Management, Inc.	530,500	7,665,725
iStar Financial, Inc.	186,200	6,764,646
SL Green Realty Corp.	73,200	8,887,944
Taubman Centers, Inc.	173,100	8,324,379
Thornburg Mortgage, Inc. (SBI)	256,000	6,507,520
		38,150,214
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	106,000	11,636,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	608,300	$ 7,433,426
TFS Financial Corp. (a)	524,600	5,959,456
		13,392,882
TOTAL FINANCIALS		295,208,166
HEALTH CARE - 2.9%
Health Care Providers & Services - 1.3%
AmerisourceBergen Corp.	135,100	6,364,561
Wellcare Health Plans, Inc. (a)	59,900	6,065,474
		12,430,035
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	227,600	6,334,108
Pharmaceuticals - 1.0%
King Pharmaceuticals, Inc. (a)	267,100	4,543,371
Watson Pharmaceuticals, Inc. (a)	187,300	5,697,666
		10,241,037
TOTAL HEALTH CARE		29,005,180
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
DRS Technologies, Inc.	115,900	6,068,524
L-3 Communications Holdings, Inc.	99,700	9,726,732
Precision Castparts Corp.	69,000	9,457,140
		25,252,396
Airlines - 1.0%
UAL Corp. (a)	219,000	9,666,660
Machinery - 6.9%
AGCO Corp. (a)	317,800	12,213,054
Cummins, Inc.	92,900	11,027,230
Eaton Corp.	101,300	9,844,334
Ingersoll-Rand Co. Ltd. Class A	250,100	12,585,032
Pall Corp.	297,200	12,339,744
Terex Corp. (a)	131,600	11,350,500
		69,359,894
Road & Rail - 0.3%
YRC Worldwide, Inc. (a)	102,900	3,305,148
TOTAL INDUSTRIALS		107,584,098
INFORMATION TECHNOLOGY - 7.5%
Electronic Equipment & Instruments - 2.7%
Arrow Electronics, Inc. (a)	164,200	6,275,724
Avnet, Inc. (a)	162,900	6,170,652
Ingram Micro, Inc. Class A (a)	349,200	7,001,460
Vishay Intertechnology, Inc. (a)	486,900	7,551,819
		26,999,655

	Shares	Value
IT Services - 1.8%
Computer Sciences Corp. (a)	200,100	$ 11,141,568
Convergys Corp. (a)	349,000	6,648,450
		17,790,018
Office Electronics - 1.4%
Xerox Corp. (a)	817,900	14,280,534
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	303,900	3,756,204
Atmel Corp. (a)	1,021,200	5,504,268
		9,260,472
Software - 0.7%
Cadence Design Systems, Inc. (a)	319,800	6,843,720
TOTAL INFORMATION TECHNOLOGY		75,174,399
MATERIALS - 7.0%
Chemicals - 3.9%
Albemarle Corp.	125,900	5,064,957
Celanese Corp. Class A	233,800	8,767,500
CF Industries Holdings, Inc.	164,400	9,449,712
FMC Corp.	104,000	9,269,520
Lubrizol Corp.	108,000	6,767,280
		39,318,969
Metals & Mining - 3.1%
Commercial Metals Co.	380,200	11,725,368
Steel Dynamics, Inc.	187,300	7,853,489
United States Steel Corp.	112,500	11,057,625
		30,636,482
TOTAL MATERIALS		69,955,451
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
CenturyTel, Inc.	150,400	6,898,848
Embarq Corp.	164,300	10,152,097
		17,050,945
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	89,600	5,949,440
TOTAL TELECOMMUNICATION SERVICES		23,000,385
UTILITIES - 12.5%
Electric Utilities - 1.5%
Edison International	291,300	15,406,857
Gas Utilities - 1.8%
Energen Corp.	330,400	17,481,464
Independent Power Producers & Energy Traders - 4.6%
Constellation Energy Group, Inc.	196,200	16,441,560
Mirant Corp. (a)	361,700	13,683,111
NRG Energy, Inc. (a)	410,100	15,809,355
		45,934,026
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 4.6%
CMS Energy Corp.	590,200	$ 9,537,632
OGE Energy Corp.	229,400	7,604,610
PG&E Corp. (d)	332,600	14,238,606
Sempra Energy	275,300	14,513,816
		45,894,664
TOTAL UTILITIES		124,717,011
TOTAL COMMON STOCKS (Cost $976,074,002)		995,018,805
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 5.38% (b)	2,979,647	2,979,647
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	33,515,100	33,515,100
TOTAL MONEY MARKET FUNDS (Cost $36,494,747)		36,494,747
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,012,568,749)	1,031,513,552
NET OTHER ASSETS - (3.0)%	(30,010,059)
NET ASSETS - 100%	$ 1,001,503,493
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,764
Fidelity Securities Lending Cash Central Fund	27,203
Total	$ 306,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,593,121) - See accompanying schedule: Unaffiliated issuers (cost $976,074,002)	$ 995,018,805
Fidelity Central Funds (cost $36,494,747)	36,494,747
Total Investments (cost $1,012,568,749)		$ 1,031,513,552
Cash		1,225
Receivable for investments sold		70,700,188
Receivable for fund shares sold		2,181,854
Dividends receivable		139,271
Distributions receivable from Fidelity Central Funds		36,326
Prepaid expenses		819
Other receivables		552
Total assets		1,104,573,787

Liabilities
Payable for investments purchased	$ 61,749,572
Payable for fund shares redeemed	7,049,781
Accrued management fee	472,611
Distribution fees payable	5,865
Other affiliated payables	238,119
Other payables and accrued expenses	39,246
Collateral on securities loaned, at value	33,515,100
Total liabilities		103,070,294

Net Assets		$ 1,001,503,493
Net Assets consist of:
Paid in capital		$ 935,328,855
Undistributed net investment income		2,234,175
Accumulated undistributed net realized gain (loss) on investments		44,995,660
Net unrealized appreciation (depreciation) on investments		18,944,803
Net Assets		$ 1,001,503,493

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,549,810 ÷ 208,864 shares)	$ 17.00

Maximum offering price per share (100/94.25 of $17.00)	$ 18.04
Class T: Net Asset Value and redemption price per share ($2,426,056 ÷ 142,836 shares)	$ 16.98

Maximum offering price per share (100/96.50 of $16.98)	$ 17.60
Class B: Net Asset Value and offering price per share ($2,774,287 ÷ 163,704 shares) A	$ 16.95

Class C: Net Asset Value and offering price per share ($2,064,181 ÷ 121,822 shares) A	$ 16.94

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($990,415,841 ÷ 58,169,171 shares)	$ 17.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($273,318 ÷ 16,058 shares)	$ 17.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 5,831,268
Interest		534
Income from Fidelity Central Funds (including $27,203 from security lending)		306,967
Total income		6,138,769

Expenses
Management fee
Basic fee	$ 2,613,355
Performance adjustment	(189,743)
Transfer agent fees	1,107,936
Distribution fees	18,745
Accounting and security lending fees	159,303
Custodian fees and expenses	10,443
Independent trustees' compensation	1,316
Registration fees	106,449
Audit	27,187
Legal	2,270
Miscellaneous	11,032
Total expenses before reductions	3,868,293
Expense reductions	(74,054)	3,794,239
Net investment income (loss)		2,344,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45,304,260
Change in net unrealized appreciation (depreciation) on investment securities		(55,870,882)
Net gain (loss)		(10,566,622)
Net increase (decrease) in net assets resulting from operations		$ (8,222,092)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,344,530	$ 2,688,685
Net realized gain (loss)	45,304,260	24,851,516
Change in net unrealized appreciation (depreciation)	(55,870,882)	43,131,851
Net increase (decrease) in net assets resulting from operations	(8,222,092)	70,672,052
Distributions to shareholders from net investment income	(440,258)	(2,949,768)
Distributions to shareholders from net realized gain	(14,083,416)	(13,997,322)
Total distributions	(14,523,674)	(16,947,090)
Share transactions - net increase (decrease)	345,422,384	259,218,977
Redemption fees	32,513	33,264
Total increase (decrease) in net assets	322,709,131	312,977,203

Net Assets
Beginning of period	678,794,362	365,817,159
End of period (including undistributed net investment income of $2,234,175 and undistributed net investment income of $375,291, respectively)	$ 1,001,503,493	$ 678,794,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.30)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 17.00
Total Return B, C, D	(1.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	1.11% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,550
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.32)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.98
Total Return B, C, D	(1.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.37% A
Expenses net of all reductions	1.37% A
Net investment income (loss)	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,426
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.35)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.95
Total Return B, C, D	(1.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A
Expenses net of fee waivers, if any	1.88% A
Expenses net of all reductions	1.88% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,774
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.36)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.94
Total Return B, C, D	(2.02)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,064
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.05	.09	.16 G	.08	.06	.08
Net realized and unrealized gain (loss)	.13 H	1.98	2.59	2.10	3.45	(1.74)
Total from investment operations	.18	2.07	2.75	2.18	3.51	(1.66)
Distributions from net investment income	(.01)	(.09)	(.10)	(.04)	(.04)	(.08)
Distributions from net realized gain	(.32)	(.45)	(1.15)	(.32)	-	-
Total distributions	(.33)	(.54)	(1.24) K	(.36)	(.04)	(.08)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.03	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Total Return B, C	1.08%	13.48%	19.97%	17.75%	39.69%	(15.71)%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.84%	.86%	.91%	1.07%	1.28%
Expenses net of fee waivers, if any	.81% A	.84%	.86%	.91%	1.07%	1.20%
Expenses net of all reductions	.81% A	.84%	.81%	.90%	1.05%	1.18%
Net investment income (loss)	.51% A	.56%	1.08% G	.59%	.55%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 990,416	$ 678,794	$ 365,817	$ 153,231	$ 95,797	$ 36,419
Portfolio turnover rate F	199% A	187%	207%	196%	97%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.24 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.28)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 17.02
Total Return B, C	(1.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A
Expenses net of fee waivers, if any	.89% A
Expenses net of all reductions	.89% A
Net investment income (loss)	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 273
Portfolio turnover rate F	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	1.3
Dell, Inc.	3.9	0.0
Baxter International, Inc.	3.4	0.0
Accenture Ltd. Class A	3.3	0.0
National Semiconductor Corp.	3.1	0.0
Biogen Idec, Inc.	3.1	2.2
Kroger Co.	3.1	0.5
Hershey Co.	3.1	0.0
WESCO International, Inc.	3.0	0.0
Symantec Corp.	3.0	0.0
	34.0
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.9	27.4
Health Care	16.2	19.1
Industrials	14.2	13.6
Consumer Discretionary	13.5	14.2
Consumer Staples	9.9	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	5.5%	** Foreign investments	3.4%

Semiannual Report

Fidelity Large Cap Growth Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	30,700	$ 881,704
Diversified Consumer Services - 0.7%
ITT Educational Services, Inc. (a)	11,300	1,193,958
Household Durables - 1.3%
NVR, Inc. (a)	2,200	1,272,656
Whirlpool Corp.	8,400	857,724
		2,130,380
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	9,600	753,984
Leisure Equipment & Products - 2.6%
Hasbro, Inc. (d)	130,200	3,648,204
Mattel, Inc.	29,600	678,136
		4,326,340
Media - 3.3%
EchoStar Communications Corp. Class A (a)	10,800	456,732
Regal Entertainment Group Class A (d)	234,700	5,020,233
		5,476,965
Multiline Retail - 1.3%
Big Lots, Inc. (a)(d)	80,900	2,092,074
Specialty Retail - 3.4%
Gamestop Corp. Class A (a)	15,600	629,460
RadioShack Corp. (d)	200,300	5,033,539
		5,662,999
TOTAL CONSUMER DISCRETIONARY		22,518,404
CONSUMER STAPLES - 9.9%
Beverages - 0.9%
Pepsi Bottling Group, Inc.	46,800	1,565,928
Food & Staples Retailing - 3.4%
Kroger Co.	197,300	5,121,908
Whole Foods Market, Inc.	15,100	559,304
		5,681,212
Food Products - 5.6%
Dean Foods Co.	146,700	4,220,559
Hershey Co.	110,400	5,089,440
		9,309,999
TOTAL CONSUMER STAPLES		16,557,139
ENERGY - 7.5%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	7,100	561,255
BJ Services Co.	15,700	410,555
Diamond Offshore Drilling, Inc.	4,000	412,720

	Shares	Value
GlobalSantaFe Corp.	5,700	$ 408,747
Halliburton Co. (d)	29,100	1,048,182
Nabors Industries Ltd. (a)	14,000	409,360
Schlumberger Ltd. (NY Shares)	29,700	2,813,184
Transocean, Inc. (a)	4,000	429,800
Weatherford International Ltd. (a)	8,200	453,706
		6,947,509
Oil, Gas & Consumable Fuels - 3.3%
Arch Coal, Inc.	13,800	412,482
Cheniere Energy, Inc. (a)(d)	11,100	417,582
CNX Gas Corp. (a)	15,400	411,642
Exxon Mobil Corp.	30,700	2,613,491
Peabody Energy Corp.	9,800	414,148
W&T Offshore, Inc.	17,600	412,192
Williams Companies, Inc.	13,600	438,600
XTO Energy, Inc.	7,500	408,975
		5,529,112
TOTAL ENERGY		12,476,621
FINANCIALS - 7.4%
Capital Markets - 5.0%
Eaton Vance Corp. (non-vtg.)	72,000	3,013,920
Franklin Resources, Inc.	18,100	2,305,397
Goldman Sachs Group, Inc.	6,800	1,280,712
Janus Capital Group, Inc.	13,900	417,834
Lazard Ltd. Class A	14,000	518,420
Morgan Stanley	11,100	708,957
		8,245,240
Consumer Finance - 0.4%
First Marblehead Corp.	22,200	731,712
Insurance - 2.0%
CNA Financial Corp.	52,400	2,175,648
Philadelphia Consolidated Holdings Corp. (a)	32,300	1,167,322
		3,342,970
TOTAL FINANCIALS		12,319,922
HEALTH CARE - 16.2%
Biotechnology - 4.3%
Biogen Idec, Inc. (a)	91,300	5,162,102
Gilead Sciences, Inc. (a)	54,900	2,043,927
		7,206,029
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	108,400	5,701,840
Health Care Providers & Services - 0.8%
Aetna, Inc.	26,100	1,254,627
Health Care Technology - 0.8%
Health Corp. (a)	103,300	1,307,778
Life Sciences Tools & Services - 0.7%
Waters Corp. (a)	19,900	1,159,374
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.2%
Forest Laboratories, Inc. (a)	26,100	$ 1,049,220
Schering-Plough Corp.	150,900	4,306,686
Sepracor, Inc. (a)	179,300	5,043,709
		10,399,615
TOTAL HEALTH CARE		27,029,263
INDUSTRIALS - 14.2%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	16,200	1,595,376
Raytheon Co.	30,000	1,660,800
		3,256,176
Commercial Services & Supplies - 4.6%
ChoicePoint, Inc. (a)	21,400	829,036
Dun & Bradstreet Corp.	23,100	2,258,256
Manpower, Inc.	49,700	3,928,785
Steelcase, Inc. Class A	41,199	717,275
		7,733,352
Machinery - 1.9%
AGCO Corp. (a)	39,100	1,502,613
Joy Global, Inc.	32,100	1,588,629
		3,091,242
Road & Rail - 2.7%
Landstar System, Inc.	98,600	4,482,356
Trading Companies & Distributors - 3.0%
WESCO International, Inc. (a)	94,300	5,049,765
TOTAL INDUSTRIALS		23,612,891
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	140,200	4,053,182
Computers & Peripherals - 3.9%
Dell, Inc. (a)	229,300	6,413,521
IT Services - 3.3%
Accenture Ltd. Class A	131,500	5,540,095
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	46,900	1,088,080
Linear Technology Corp.	11,600	413,540
National Semiconductor Corp.	199,300	5,179,807
		6,681,427

	Shares	Value
Software - 13.3%
Autodesk, Inc. (a)	50,900	$ 2,156,633
FactSet Research Systems, Inc.	6,300	415,737
Intuit, Inc. (a)	50,400	1,443,456
Microsoft Corp.	284,500	8,247,655
Symantec Corp. (a)	263,000	5,049,600
Synopsys, Inc. (a)	198,700	4,860,202
		22,173,283
TOTAL INFORMATION TECHNOLOGY		44,861,508
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	6,800	587,316
Ecolab, Inc.	14,600	614,806
Monsanto Co.	9,900	638,055
Praxair, Inc.	10,100	773,862
Valspar Corp.	14,900	411,091
		3,025,130
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	4,300	404,114
Newmont Mining Corp.	19,800	826,650
		1,230,764
TOTAL MATERIALS		4,255,894
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (a)	77,300	404,279
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	11,300	409,625
TOTAL TELECOMMUNICATION SERVICES		813,904
UTILITIES - 1.1%
Electric Utilities - 0.6%
DPL, Inc.	15,600	414,648
Exelon Corp.	7,600	533,140
		947,788
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	20,700	406,755
Water Utilities - 0.3%
Aqua America, Inc. (d)	18,900	413,532
TOTAL UTILITIES		1,768,075
TOTAL COMMON STOCKS (Cost $170,494,961)		166,213,621
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	349,816	$ 349,816
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	16,204,450	16,204,450
TOTAL MONEY MARKET FUNDS (Cost $16,554,266)		16,554,266
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $187,049,227)		182,767,887
NET OTHER ASSETS - (9.7)%		(16,200,461)
NET ASSETS - 100%		166,567,426
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,703
Fidelity Securities Lending Cash Central Fund	39,755
Total	$ 77,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,463,445) - See accompanying schedule: Unaffiliated issuers (cost $170,494,961)	$ 166,213,621
Fidelity Central Funds (cost $16,554,266)	16,554,266
Total Investments (cost $187,049,227)		$ 182,767,887
Receivable for investments sold		42,662,867
Receivable for fund shares sold		463,090
Dividends receivable		64,589
Distributions receivable from Fidelity Central Funds		5,867
Prepaid expenses		303
Receivable from investment adviser for expense reductions		57,713
Other receivables		11,906
Total assets		226,034,222

Liabilities
Payable for investments purchased	$ 42,790,508
Payable for fund shares redeemed	305,387
Accrued management fee	86,670
Distribution fees payable	581
Other affiliated payables	50,203
Other payables and accrued expenses	28,997
Collateral on securities loaned, at value	16,204,450
Total liabilities		59,466,796

Net Assets		$ 166,567,426
Net Assets consist of:
Paid in capital		$ 155,441,705
Accumulated net investment loss		(200,747)
Accumulated undistributed net realized gain (loss) on investments		15,607,808
Net unrealized appreciation (depreciation) on investments		(4,281,340)
Net Assets		$ 166,567,426

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($347,464 ÷ 30,701 shares)	$ 11.32

Maximum offering price per share (100/94.25 of $11.32)	$ 12.01
Class T: Net Asset Value and redemption price per share ($218,957 ÷ 19,357 shares)	$ 11.31

Maximum offering price per share (100/96.50 of $11.31)	$ 11.72
Class B: Net Asset Value and offering price per share ($273,900 ÷ 24,282 shares)A	$ 11.28

Class C: Net Asset Value and offering price per share ($295,212 ÷ 26,170 shares)A	$ 11.28

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($165,278,110 ÷ 14,579,834 shares)	$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,783 ÷ 13,568 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 608,623
Interest		867
Income from Fidelity Central Funds (including $39,755 from security lending)		77,458
Total income		686,948

Expenses
Management fee Basic fee	$ 501,970
Performance adjustment	84,717
Transfer agent fees	273,100
Distribution fees	2,205
Accounting and security lending fees	35,986
Custodian fees and expenses	10,339
Independent trustees' compensation	283
Registration fees	71,357
Audit	25,207
Legal	588
Miscellaneous	7,937
Total expenses before reductions	1,013,689
Expense reductions	(125,994)	887,695
Net investment income (loss)		(200,747)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,284,217
Change in net unrealized appreciation (depreciation) on investment securities		(21,269,712)
Net gain (loss)		(4,985,495)
Net increase (decrease) in net assets resulting from operations		$ (5,186,242)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (200,747)	$ 26,323
Net realized gain (loss)	16,284,217	4,571,573
Change in net unrealized appreciation (depreciation)	(21,269,712)	(297,654)
Net increase (decrease) in net assets resulting from operations	(5,186,242)	4,300,242
Distributions to shareholders from net investment income	-	(137,207)
Distributions to shareholders from net realized gain	(3,230,931)	(3,644,497)
Total distributions	(3,230,931)	(3,781,704)
Share transactions - net increase (decrease)	(8,530,885)	25,478,221
Redemption fees	-	5,257
Total increase (decrease) in net assets	(16,948,058)	26,002,016

Net Assets
Beginning of period	183,515,484	157,513,468
End of period (including accumulated net investment loss of $200,747and undistributed net investment income of $0, respectively)	$ 166,567,426	$ 183,515,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.32)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.32
Total Return B, C, D	(2.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 347
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.33)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.31
Total Return B, C, D	(2.73)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	(.73)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.07)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.36)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.28
Total Return B, C, D	(2.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.07)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.36)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.28
Total Return B, C, D	(2.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93	$ 9.83
Income from Investment Operations
Net investment income (loss) D	(.01)	- J	.02 G	(.01) H	(.01)	(.01)
Net realized and unrealized gain (loss)	(.36)	.37	1.87	.97	2.29	(2.89)
Total from investment operations	(.37)	.37	1.89	.96	2.28	(2.90)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(.21)	(.26)	(.24)	-	-	-
Total distributions	(.21)	(.27)	(.24)	-	-	-
Redemption fees added to paid in capital D	-	- J, K	- J	- J	- J	- J
Net asset value, end of period	$ 11.34	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Total Return B, C	(3.05)%	3.20%	18.66%	10.42%	32.90%	(29.50)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.13% A	1.10%	1.12%	1.30%	1.53%	1.43%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.20%	1.20%	1.20%
Expenses net of all reductions	.99% A	.99%	.94%	1.13%	1.18%	1.18%
Net investment income (loss)	(.22)% A	.02%	.15% G	(.07)% H	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,278	$ 183,515	$ 157,513	$ 49,453	$ 23,079	$ 18,902
Portfolio turnover rate F	481% A	189%	268%	274%	81%	245%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.31)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.33
Total Return B, C	(2.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.02% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154
Portfolio turnover rate F	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	3.9	0.2
Allegheny Technologies, Inc.	2.8	3.9
BE Aerospace, Inc.	2.7	0.0
Terex Corp.	2.5	2.2
JCPenney Co., Inc.	2.2	3.2
Amylin Pharmaceuticals, Inc.	2.2	1.6
AMR Corp.	2.2	1.0
Brocade Communications Systems, Inc.	2.0	0.0
Cymer, Inc.	2.0	2.5
Energy Conversion Devices, Inc.	1.9	1.6
	24.4
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	18.6
Consumer Discretionary	17.6	21.1
Industrials	16.1	15.9
Health Care	12.9	16.4
Energy	10.9	6.6
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 97.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	2.1%	** Foreign investments	2.6%

Semiannual Report

Fidelity Mid Cap Growth Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Distributors - 0.2%
Building Materials Holding Corp. (d)	41,871	$ 581,588
Hotels, Restaurants & Leisure - 1.0%
Burger King Holdings, Inc.	89,189	2,166,401
Darden Restaurants, Inc.	10,600	451,242
Gaylord Entertainment Co. (a)	19,700	984,606
Penn National Gaming, Inc. (a)	11,654	670,105
		4,272,354
Household Durables - 5.1%
D.R. Horton, Inc.	278,266	4,541,301
KB Home (d)	193,200	6,145,692
Lennar Corp. Class A (d)	172,600	5,291,916
NVR, Inc. (a)	1,000	578,480
Ryland Group, Inc. (d)	141,400	4,701,550
		21,258,939
Media - 1.1%
E.W. Scripps Co. Class A	19,100	782,527
EchoStar Communications Corp. Class A (a)	16,757	708,654
R.H. Donnelley Corp. (a)	49,600	3,101,488
		4,592,669
Multiline Retail - 3.7%
Family Dollar Stores, Inc.	53,600	1,587,632
JCPenney Co., Inc.	133,300	9,069,732
Kohl's Corp. (a)	25,300	1,538,240
Macy's, Inc.	20,400	735,828
Nordstrom, Inc. (d)	54,965	2,615,235
		15,546,667
Specialty Retail - 5.6%
Abercrombie & Fitch Co. Class A	6,600	461,340
AutoZone, Inc. (a)	35,900	4,552,479
Gamestop Corp. Class A (a)	109,200	4,406,220
OfficeMax, Inc.	182,800	6,010,464
Ross Stores, Inc.	16,200	468,666
Sherwin-Williams Co.	40,300	2,808,507
The Men's Wearhouse, Inc.	46,100	2,277,340
TJX Companies, Inc.	76,200	2,114,550
		23,099,566
Textiles, Apparel & Luxury Goods - 0.9%
Polo Ralph Lauren Corp. Class A	41,700	3,725,895
TOTAL CONSUMER DISCRETIONARY		73,077,678
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.1%
SUPERVALU, Inc.	107,800	4,492,026
Food Products - 1.1%
Campbell Soup Co.	22,200	817,626

	Shares	Value
Corn Products International, Inc.	21,400	$ 954,868
Dean Foods Co.	70,000	2,013,900
Seaboard Corp.	480	960,000
		4,746,394
Personal Products - 1.5%
Avon Products, Inc.	71,300	2,567,513
Bare Escentuals, Inc.	59,700	1,684,137
NBTY, Inc. (a)	41,800	1,819,972
		6,071,622
TOTAL CONSUMER STAPLES		15,310,042
ENERGY - 10.9%
Energy Equipment & Services - 8.1%
Cameron International Corp. (a)	24,700	1,926,600
Diamond Offshore Drilling, Inc.	41,300	4,261,334
ENSCO International, Inc.	66,300	4,048,941
Grant Prideco, Inc. (a)	15,400	863,940
National Oilwell Varco, Inc. (a)	134,879	16,200,313
Smith International, Inc.	15,400	945,714
Tidewater, Inc.	8,100	554,202
Transocean, Inc. (a)	46,000	4,942,700
		33,743,744
Oil, Gas & Consumable Fuels - 2.8%
Holly Corp.	74,601	5,027,361
Southwestern Energy Co. (a)	30,800	1,251,404
Tesoro Corp.	22,400	1,115,520
Western Refining, Inc.	56,760	3,150,180
XTO Energy, Inc.	20,900	1,139,677
		11,684,142
TOTAL ENERGY		45,427,886
FINANCIALS - 7.3%
Capital Markets - 1.6%
Northern Trust Corp.	32,700	2,042,442
SEI Investments Co.	133,000	3,625,580
T. Rowe Price Group, Inc.	17,500	912,275
		6,580,297
Commercial Banks - 0.4%
Synovus Financial Corp.	67,500	1,887,300
Insurance - 3.6%
CNA Financial Corp.	50,080	2,079,322
HCC Insurance Holdings, Inc.	156,300	4,576,464
Philadelphia Consolidated Holdings Corp. (a)	92,000	3,324,880
The Chubb Corp.	66,600	3,357,306
W.R. Berkley Corp.	53,900	1,585,738
		14,923,710
Real Estate Investment Trusts - 0.4%
SL Green Realty Corp.	14,200	1,724,164
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	89,900	$ 3,139,308
Thrifts & Mortgage Finance - 0.5%
People's United Financial, Inc.	87,500	1,410,500
Provident Financial Services, Inc.	45,100	635,910
		2,046,410
TOTAL FINANCIALS		30,301,189
HEALTH CARE - 12.9%
Biotechnology - 4.5%
Amylin Pharmaceuticals, Inc. (a)(d)	195,000	9,069,450
Biogen Idec, Inc. (a)	102,000	5,767,080
Cephalon, Inc. (a)	21,600	1,623,024
Millennium Pharmaceuticals, Inc. (a)	46,300	467,167
Theravance, Inc. (a)	60,400	1,616,908
		18,543,629
Health Care Equipment & Supplies - 0.6%
Immucor, Inc. (a)	77,200	2,405,552
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (a)	6,000	300,780
Health Net, Inc. (a)	45,200	2,239,208
Henry Schein, Inc. (a)	79,573	4,323,997
Pediatrix Medical Group, Inc. (a)	34,887	1,882,503
		8,746,488
Life Sciences Tools & Services - 5.6%
Charles River Laboratories International, Inc. (a)	106,700	5,460,906
Pharmaceutical Product Development, Inc.	217,200	7,276,200
Thermo Fisher Scientific, Inc. (a)	145,970	7,621,094
Waters Corp. (a)	54,200	3,157,692
		23,515,892
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. (a)	6,700	227,867
TOTAL HEALTH CARE		53,439,428
INDUSTRIALS - 16.1%
Aerospace & Defense - 4.1%
BE Aerospace, Inc. (a)	283,744	11,508,657
Precision Castparts Corp.	33,500	4,591,510
Spirit AeroSystems Holdings, Inc. Class A	33,800	1,226,940
		17,327,107
Airlines - 3.3%
AMR Corp. (a)	366,800	9,052,624
US Airways Group, Inc. (a)	153,700	4,766,237
		13,818,861
Commercial Services & Supplies - 0.4%
Corrections Corp. of America (a)	54,500	1,572,325

	Shares	Value
Construction & Engineering - 0.9%
Fluor Corp.	22,000	$ 2,541,220
Foster Wheeler Ltd. (a)	9,500	1,067,705
		3,608,925
Electrical Equipment - 3.7%
Belden, Inc.	27,000	1,479,060
Energy Conversion Devices, Inc. (a)(d)	270,920	8,086,962
General Cable Corp. (a)	11,600	922,200
GrafTech International Ltd. (a)	94,738	1,467,492
Sunpower Corp. Class A (a)(d)	49,400	3,484,182
		15,439,896
Machinery - 3.7%
AGCO Corp. (a)	42,100	1,617,903
Joy Global, Inc.	70,600	3,493,994
Terex Corp. (a)	118,700	10,237,875
		15,349,772
TOTAL INDUSTRIALS		67,116,886
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.2%
Ciena Corp. (a)	38,100	1,391,793
CommScope, Inc. (a)	15,100	821,893
Foundry Networks, Inc. (a)	81,800	1,438,862
Harris Corp.	23,700	1,300,656
		4,953,204
Computers & Peripherals - 6.4%
Apple, Inc. (a)	48,400	6,377,184
Brocade Communications Systems, Inc. (a)	1,195,900	8,419,136
Diebold, Inc.	94,144	4,770,276
Seagate Technology	157,900	3,712,229
Sun Microsystems, Inc. (a)	682,600	3,481,260
		26,760,085
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	11,200	427,280
Arrow Electronics, Inc. (a)	45,278	1,730,525
		2,157,805
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	21,200	1,716,776
Mastercard, Inc. Class A	5,300	852,240
VeriFone Holdings, Inc. (a)(d)	42,000	1,529,220
		4,098,236
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Energy Industries, Inc. (a)	63,287	1,120,813
Broadcom Corp. Class A (a)	27,100	889,151
Cymer, Inc. (a)(d)	194,913	8,332,531
Cypress Semiconductor Corp. (a)	62,200	1,558,732
Integrated Device Technology, Inc. (a)	17,600	286,352
Lam Research Corp. (a)	41,700	2,411,928
Marvell Technology Group Ltd. (a)	217,080	3,907,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	107,400	$ 6,585,768
NVIDIA Corp. (a)	28,600	1,308,736
Varian Semiconductor Equipment Associates, Inc. (a)	21,900	1,029,300
Xilinx, Inc.	32,100	802,500
		28,233,251
Software - 3.1%
Activision, Inc. (a)	356,700	6,103,137
Autodesk, Inc. (a)	75,300	3,190,461
Cadence Design Systems, Inc. (a)	98,200	2,101,480
Take-Two Interactive Software, Inc. (a)(d)	86,650	1,527,640
		12,922,718
TOTAL INFORMATION TECHNOLOGY		79,125,299
MATERIALS - 5.6%
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	17,800	2,438,600
Metals & Mining - 5.0%
Allegheny Technologies, Inc.	111,818	11,733,063
Nucor Corp.	57,000	2,861,400
RTI International Metals, Inc. (a)	80,740	6,397,838
		20,992,301
TOTAL MATERIALS		23,430,901
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp. Class A (a)	142,005	5,915,928
NII Holdings, Inc. (a)	38,791	3,259,220
		9,175,148
UTILITIES - 2.5%
Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	22,700	1,185,621
PPL Corp.	56,100	2,644,554
		3,830,175

	Shares	Value
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	102,200	$ 2,008,230
Constellation Energy Group, Inc.	51,400	4,307,320
		6,315,550
TOTAL UTILITIES		10,145,725
TOTAL COMMON STOCKS (Cost $403,280,961)		406,550,182
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 5.38% (b)	8,305,937	8,305,937
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	36,683,550	36,683,550
TOTAL MONEY MARKET FUNDS (Cost $44,989,487)		44,989,487
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $448,270,448)		451,539,669
NET OTHER ASSETS - (8.6)%		(35,680,639)
NET ASSETS - 100%		415,859,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,826
Fidelity Securities Lending Cash Central Fund	169,626
Total	$ 381,452
Income Tax Information
At January 31, 2007, the fund had a capital loss carryforward of approximately $4,383,956 all of which will expire on January 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,376,004) - See accompanying schedule: Unaffiliated issuers (cost $403,280,961)	$ 406,550,182
Fidelity Central Funds (cost $44,989,487)	44,989,487
Total Investments (cost $448,270,448)		$ 451,539,669
Receivable for investments sold		1,542,444
Receivable for fund shares sold		850,552
Dividends receivable		38,832
Distributions receivable from Fidelity Central Funds		67,876
Prepaid expenses		835
Other receivables		4,604
Total assets		454,044,812

Liabilities
Payable for investments purchased	$ 631,797
Payable for fund shares redeemed	552,561
Accrued management fee	164,148
Distribution fees payable	740
Other affiliated payables	123,267
Other payables and accrued expenses	29,719
Collateral on securities loaned, at value	36,683,550
Total liabilities		38,185,782

Net Assets		$ 415,859,030
Net Assets consist of:
Paid in capital		$ 372,553,781
Accumulated net investment loss		(397,058)
Accumulated undistributed net realized gain (loss) on investments		40,433,086
Net unrealized appreciation (depreciation) on investments		3,269,221
Net Assets		$ 415,859,030

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($530,969 ÷ 37,406 shares)	$ 14.19

Maximum offering price per share (100/94.25 of $14.19)	$ 15.06
Class T: Net Asset Value and redemption price per share ($373,741 ÷ 26,339 shares)	$ 14.19

Maximum offering price per share (100/96.50 of $14.19)	$ 14.70
Class B: Net Asset Value and offering price per share ($293,645 ÷ 20,758 shares) A	$ 14.15

Class C: Net Asset Value and offering price per share ($326,889 ÷ 23,081 shares) A	$ 14.16

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($414,234,556 ÷ 29,142,240 shares)	$ 14.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,230 ÷ 6,978 shares)	$ 14.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,059,645
Interest		3
Income from Fidelity Central Funds (including $169,626 from security lending)		381,452
Total income		1,441,100

Expenses
Management fee Basic fee	$ 1,227,825
Performance adjustment	(117,513)
Transfer agent fees	595,573
Distribution fees	2,564
Accounting and security lending fees	89,670
Custodian fees and expenses	10,435
Independent trustees' compensation	695
Registration fees	64,224
Audit	26,013
Legal	1,461
Miscellaneous	16,257
Total expenses before reductions	1,917,204
Expense reductions	(79,046)	1,838,158
Net investment income (loss)		(397,058)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45,752,471
Change in net unrealized appreciation (depreciation) on investment securities		(47,542,830)
Net gain (loss)		(1,790,359)
Net increase (decrease) in net assets resulting from operations		$ (2,187,417)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (397,058)	$ (1,458,396)
Net realized gain (loss)	45,752,471	(4,757,238)
Change in net unrealized appreciation (depreciation)	(47,542,830)	5,161,873
Net increase (decrease) in net assets resulting from operations	(2,187,417)	(1,053,761)
Distributions to shareholders from net realized gain	-	(5,089,264)
Share transactions - net increase (decrease)	(23,282,708)	97,426,141
Redemption fees	17,248	46,437
Total increase (decrease) in net assets	(25,452,877)	91,329,553

Net Assets
Beginning of period	441,311,907	349,982,354
End of period (including accumulated net investment loss of $397,058 and undistributed net investment income of $0, respectively)	$ 415,859,030	$ 441,311,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.14)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.19
Total Return B,C,D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	1.11% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 531
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(.09)
Total from investment operations	(.14)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.19
Total Return B, C, D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.37% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 374
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.08)
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.18)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 14.15
Total Return B, C, D	(1.26)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.08)
Net realized and unrealized gain (loss)	(.09)
Total from investment operations	(.17)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.16
Total Return B, C, D	(1.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(1.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 327
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32	$ 10.20
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	.01 G	(.03) H	(.07)	(.07)
Net realized and unrealized gain (loss)	(.09)	.15	3.09	1.15	3.38	(2.81)
Total from investment operations	(.10)	.11	3.10	1.12	3.31	(2.88)
Distributions from net realized gain	-	(.18)	(.30)	(.17)	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Total Return B, C	(.70)%	.80%	27.15%	10.55%	45.22%	(28.24)%
Ratios to Average Net Assets E, I
Expenses before reductions	.87% A	1.02%	1.04%	1.02%	1.25%	1.78%
Expenses net of fee waivers, if any	.84% A	1.00%	1.00%	1.02%	1.20%	1.20%
Expenses net of all reductions	.84% A	.99%	.95%	.99%	1.16%	1.17%
Net investment income (loss)	(.18)% A	(.33)%	.07% G	(.31)% H	(.77)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,235	$ 441,312	$ 349,982	$ 77,658	$ 60,660	$ 16,669
Portfolio turnover rate F	248% A	178%	173%	220%	94%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.11)
Redemption fees added to paid in capital E, I	-
Net asset value, end of period	$ 14.22
Total Return B, C	(.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A
Expenses net of fee waivers, if any	.77% A
Expenses net of all reductions	.77% A
Net investment income (loss)	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate F	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (the Funds) are funds of Fidelity Devonshire Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth, respectively, on February 13, 2007. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of (FMR).

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,636,985,770	$ 139,590,240	$ (71,172,024)	$ 68,418,216
Fidelity Mid Cap Value Fund	1,012,785,400	76,361,675	(57,633,523)	18,728,152
Fidelity Large Cap Growth Fund	187,053,828	4,305,733	(8,591,674)	(4,285,941)
Fidelity Mid Cap Growth Fund	450,027,173	42,589,702	(41,077,206)	1,512,496

Short-Term Trading (Redemption) Fees. Shares held in Fidelity Mid Cap Value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management and Research Company (FMR), are retained by each Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Fund	1,509,075,680	1,216,485,203
Fidelity Mid Cap Value Fund	1,230,279,780	899,477,419
Fidelity Large Cap Growth Fund	423,894,336	434,615,489
Fidelity Mid Cap Growth Fund	528,542,793	557,519,411

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the Funds is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.56%
Fidelity Mid Cap Value Fund	.30%	.26%	.52%
Fidelity Large Cap Growth Fund	.30%	.26%	.66%
Fidelity Mid Cap Growth Fund	.30%	.26%	.51%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,954	$ 504
Class T	.25%	.25%	7,102	-
Class B	.75%	.25%	6,777	5,158
Class C	.75%	.25%	1,950	1,156
			$ 18,783	$ 6,818
Fidelity Mid Cap Value Fund
Class A	-%	.25%	$ 2,001	$ 393
Class T	.25%	.25%	2,929	189
Class B	.75%	.25%	8,607	6,552
Class C	.75%	.25%	5,208	3,754
			$ 18,745	$ 10,888
Fidelity Large Cap Growth Fund
Class A	-%	.25%	$ 221	$ 116
Class T	.25%	.25%	306	234
Class B	.75%	.25%	840	746
Class C	.75%	.25%	838	719
			$ 2,205	$ 1,815
Fidelity Mid Cap Growth Fund
Class A	-%	.25%	$ 251	$ 116
Class T	.25%	.25%	470	231
Class B	.75%	.25%	974	846
Class C	.75%	.25%	869	788
			$ 2,564	$ 1,981

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 8,309
Class T	2,712
Class B*	214
Class C*	11
$ 11,246
Fidelity Mid Cap Value Fund
Class A	$ 9,710
Class T	3,750
Class B*	662
$ 14,122
Fidelity Large Cap Growth Fund
Class A	$ 1,095
Class T	272
Class C*	3
$ 1,370
Fidelity Mid Cap Growth Fund
Class A	$ 1,416
Class T	503
$ 1,919

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds, except for Fidelity Large Cap Value, Fidelity Mid Cap Value, Fidelity Large Cap Growth, and Fidelity Mid Cap Growth. Fidelity Service Company, Inc. (FSC) is the transfer agent for Fidelity Large Cap Value, Fidelity Mid Cap Value, Fidelity Large Cap Growth, and Fidelity Mid Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 2,609.22
Class T	2,910.20
Class B	1,721.25
Class C	493.25
Large Cap Value	1,797,039.23
Institutional Class	174.22
	$ 1,804,946
Fidelity Mid Cap Value Fund
Class A	$ 2,181.27
Class T	1,677.28
Class B	2,560.30
Class C	1,477.28

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Value Fund	Amount	% of Average Net Assets*
Mid Cap Value	$ 1,099,765.24
Institutional Class	276.30
	$ 1,107,936
Fidelity Large Cap Growth Fund
Class A	$ 228.26
Class T	153.25
Class B	243.29
Class C	213.25
Large Cap Growth	272,135.31
Institutional Class	128.19
	$ 273,100
Fidelity Mid Cap Growth Fund
Class A	$ 258.25
Class T	247.26
Class B	288.29
Class C	226.26
Mid Cap Growth	594,477.27
Institutional Class	77.16
	$ 595,573

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 6,280
Fidelity Mid Cap Value Fund	3,154
Fidelity Large Cap Growth Fund	1,371
Fidelity Mid Cap Growth Fund	2,360

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Large Cap Value Fund	$ 854
Fidelity Mid Cap Value Fund	434
Fidelity Large Cap Growth Fund	111
Fidelity Mid Cap Growth Fund	272

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity Large Cap Growth Fund
Class A	1.25%	$ 106
Class T	1.50%	63
Class B	2.00%	110
Class C	2.00%	81
Large Cap Growth	1.00%	117,661
Institutional Class	1.00%	10

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement

Fidelity Large Cap Value Fund
Large Cap Value	$ 63,098
Fidelity Mid Cap Value Fund
Mid Cap Value	63,479
Fidelity Mid Cap Growth Fund
Mid Cap Growth	62,875

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Large Cap Value Fund	$ -	$
Class A		14
Class C		7
Large Cap Value		23,670
Fidelity Mid Cap Value Fund	566
Class B		3
Mid Cap Value		9,870

Semiannual Report

9. Expense Reductions - continued

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Large Cap Growth Fund	$ 136	$
Large Cap Growth		7,788
Fidelity Mid Cap Growth Fund	898
Mid Cap Growth		15,173

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2007A	Year ended January 31, 2007
Fidelity Large Cap Value Fund
From net investment income
Large Cap Value	$ -	$ 10,401,399
From net realized gain
Class A	$ 1,900	$ -
Class T	1,907	-
Class B	1,882	-
Class C	1,882	-
Large Cap Value	27,671,101	14,021,724
Institutional Class	2,176	-
Total	$ 27,680,848	$ 14,021,724
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 68	$ -
Class T	87	-
Class B	259	-
Class C	66	-
Mid Cap Value	439,710	2,949,768
Institutional Class	68	-
Total	$ 440,258	$ 2,949,768

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended July 31, 2007A	Year ended January 31, 2007
From net realized gain
Class A	$ 2,183	$ -
Class T	2,783	-
Class B	8,282	-
Class C	2,126	-
Mid Cap Value	14,065,856	13,997,322
Institutional Class	2,186	-
Total	$ 14,083,416	$ 13,997,322
Fidelity Large Cap Growth Fund
From net investment income
Large Cap Growth	$ -	$ 137,207
From net realized gain
Class A	$ 1,871	$ -
Class T	1,797	-
Class B	1,903	-
Class C	1,891	-
Large Cap Growth	3,221,672	3,644,497
Institutional Class	1,797	-
Total	$ 3,230,931	$ 3,644,497
Fidelity Mid Cap Growth Fund
From net realized gain
Mid Cap Growth	$ -	$ 5,089,264

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to July 31, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Fidelity Large Cap Value Fund
Class A
Shares sold	565,557	-	$ 9,017,408	$ -
Reinvestment of distributions	131	-	1,900	-
Shares redeemed	(12,069)	-	(193,739)	-
Net increase (decrease)	553,619	-	$ 8,825,569	$ -
Class T
Shares sold	744,053	-	$ 11,908,827	$ -
Reinvestment of distributions	131	-	1,907	-
Shares redeemed	(9,285)	-	(148,819)	-
Net increase (decrease)	734,899	-	$ 11,761,915	$ -
Class B
Shares sold	270,350	-	$ 4,282,387	$ -
Reinvestment of distributions	130	-	1,882	-
Shares redeemed	(15,249)	-	(241,857)	-
Net increase (decrease)	255,231	-	$ 4,042,412	$ -
Class C
Shares sold	84,894	-	$ 1,344,806	$ -
Reinvestment of distributions	130	-	1,882	-
Shares redeemed	(2,056)	-	(32,532)	-
Net increase (decrease)	82,968	-	$ 1,314,156	$ -
Large Cap Value
Shares sold	32,145,484	72,550,724	$ 500,962,453	$ 1,029,577,278
Reinvestment of distributions	1,863,132	1,672,345	27,089,943	23,955,243
Shares redeemed	(15,818,112)	(25,616,795)	(246,395,905)	(368,491,524)
Net increase (decrease)	18,190,504	48,606,274	$ 281,656,491	$ 685,040,997

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Institutional Class
Shares sold	25,433	-	$ 392,467	$ -
Reinvestment of distributions	150	-	2,176	-
Net increase (decrease)	25,583	-	$ 394,643	$ -
Fidelity Mid Cap Value Fund
Class A
Shares sold	216,566	-	$ 3,904,448	$ -
Reinvestment of distributions	129	-	2,159	-
Shares redeemed	(7,831)	-	(142,887)	-
Net increase (decrease)	208,864	-	$ 3,763,720	$ -
Class T
Shares sold	152,597	-	$ 2,763,304	$ -
Reinvestment of distributions	171	-	2,870	-
Shares redeemed	(9,932)	-	(180,360)	-
Net increase (decrease)	142,836	-	$ 2,585,814	$ -
Class B
Shares sold	180,301	-	$ 3,221,082	$ -
Reinvestment of distributions	510	-	8,541	-
Shares redeemed	(17,107)	-	(311,133)	-
Net increase (decrease)	163,704	-	$ 2,918,490	$ -
Class C
Shares sold	126,616	-	$ 2,292,310	$ -
Reinvestment of distributions	131	-	2,192	-
Shares redeemed	(4,925)	-	(86,836)	-
Net increase (decrease)	121,822	-	$ 2,207,666	$ -
Mid Cap Value
Shares sold	26,468,038	26,022,900	$ 475,832,062	$ 415,931,492
Reinvestment of distributions	831,291	1,003,867	13,949,057	16,337,499
Shares redeemed	(8,649,665)	(10,884,934)	(156,123,339)	(173,050,014)
Net increase (decrease)	18,649,664	16,141,833	$ 333,657,780	$ 259,218,977
Institutional Class
Shares sold	15,928	-	$ 286,733	$ -
Reinvestment of distributions	134	-	2,254	-
Shares redeemed	(4)	-	(73)	-
Net increase (decrease)	16,058	-	$ 288,914	$ -
Fidelity Large Cap Growth Fund
Class A
Shares sold	35,467	-	$ 418,296	$ -
Reinvestment of distributions	168	-	1,871	-
Shares redeemed	(4,934)	-	(59,010)	-
Net increase (decrease)	30,701	-	$ 361,157	$ -
Class T
Shares sold	19,620	-	$ 232,848	$ -
Reinvestment of distributions	161	-	1,797	-
Shares redeemed	(424)	-	(5,123)	-
Net increase (decrease)	19,357	-	$ 229,522	$ -
Class B
Shares sold	24,118	-	$ 287,691	$ -
Reinvestment of distributions	171	-	1,903	-
Shares redeemed	(7)	-	(83)	-
Net increase (decrease)	24,282	-	$ 289,511	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Class C
Shares sold	30,667	-	$ 364,232	$ -
Reinvestment of distributions	170	-	1,891	-
Shares redeemed	(4,667)	-	(55,385)	-
Net increase (decrease)	26,170	-	$ 310,738	$ -
Large Cap Growth
Shares sold	2,712,470	10,973,541	$ 32,137,815	$ 124,315,764
Reinvestment of distributions	285,226	318,299	3,174,560	3,701,456
Shares redeemed	(3,808,927)	(9,222,108)	(45,192,620)	(102,538,999)
Net increase (decrease)	(811,231)	2,069,732	$ (9,880,245)	$ 25,478,221
Institutional Class
Shares sold	13,428	-	$ 156,889	$ -
Reinvestment of distributions	161	-	1,797	-
Shares redeemed	(21)	-	(254)	-
Net increase (decrease)	13,568	-	$ 158,432	$ -
Fidelity Mid Cap Growth Fund
Class A
Shares sold	37,406	-	$ 554,988	$ -
Class T
Shares sold	26,340	-	$ 389,362	$ -
Shares redeemed	(1)	-	(5)	-
Net increase (decrease)	26,339	-	$ 389,357	$ -
Class B
Shares sold	20,758	-	$ 302,707	$ -
Class C
Shares sold	23,209	-	$ 336,560	$ -
Shares redeemed	(128)	-	(1,859)	-
Net increase (decrease)	23,081	-	$ 334,701	$ -
Mid Cap Growth
Shares sold	4,586,408	24,363,804	$ 67,001,486	$ 336,430,868
Reinvestment of distributions	-	357,726	-	4,986,704
Shares redeemed	(6,291,563)	(18,209,467)	(91,965,947)	(243,991,431)
Net increase (decrease)	(1,705,155)	6,512,063	$ (24,964,461)	$ 97,426,141
Institutional Class
Shares sold	6,978	-	$ 100,000	$ -

A Share transactions for Class A, T, B, C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to July 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund
Fidelity Large Cap Value Fund
Fidelity Mid Cap Growth Fund
Fidelity Mid Cap Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedule.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The funds did not offer Advisor classes as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of each fund's management contract, the Board also approved non-material amendments to each fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as Large Cap Growth Fund's, Large Cap Value Fund's, and Mid Cap Growth Fund's positive performance adjustment, and Mid Cap Value Fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LMC-USAN-0907
1.789297.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Advisor Large Cap Value

Class A, Class T, Class B, and Class C

Fidelity Advisor Mid Cap Value

Class A, Class T, Class B, and Class C

Fidelity Advisor Large Cap Growth

Class A, Class T, Class B, and Class C

Fidelity Advisor Mid Cap Growth

Class A, Class T, Class B, and Class C

Funds

Semiannual Report

July 31, 2007

Each Class A, Class T, Class B, and Class C
are classes of
Fidelity® Large Cap Value,
Fidelity Mid Cap Value,
Fidelity Large Cap Growth, and
Fidelity Mid Cap Growth
Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Advisor Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007) for the Existing Class* of each Fund and for the entire period (February 13, 2007 to July 31, 2007) for Class A, Class T, Class B, Class C, and Institutional Class for each Fund. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 992.80	$ 4.98B
Hypothetical A	$ 1,000.00	$ 1,019.44	$ 5.41 C
Class T
Actual	$ 1,000.00	$ 991.50	$ 6.09B
Hypothetical A	$ 1,000.00	$ 1,018.25	$ 6.61 C
Class B
Actual	$ 1,000.00	$ 988.90	$ 8.56B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Class C
Actual	$ 1,000.00	$ 990.20	$ 8.57B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Large Cap Value
Actual	$ 1,000.00	$ 1,008.50	$ 4.13B
Hypothetical A	$ 1,000.00	$ 1,020.68	$ 4.16 C
Institutional Class
Actual	$ 1,000.00	$ 993.50	$ 3.83B
Hypothetical A	$ 1,000.00	$ 1,020.68	$ 4.16 C
	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 983.20	$ 5.10 B
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56 C
Class T
Actual	$ 1,000.00	$ 982.10	$ 6.29B
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 6.85 C
Class B
Actual	$ 1,000.00	$ 980.40	$ 8.62 B
Hypothetical A	$ 1,000.00	$ 1,015.47	$ 9.39 C
Class C
Actual	$ 1,000.00	$ 979.80	$ 8.53 B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Mid Cap Value
Actual	$ 1,000.00	$ 1,010.80	$ 4.04 B
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06 C
Institutional Class
Actual	$ 1,000.00	$ 984.40	$ 4.09 B
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46 C
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 973.60	$ 5.71 B
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26 C
Class T
Actual	$ 1,000.00	$ 972.70	$ 6.85 B
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50 C
Class B
Actual	$ 1,000.00	$ 970.10	$ 9.12 B
Hypothetical A	$ 1,000.00	$ 1,014.88	$ 9.99 C
Class C
Actual	$ 1,000.00	$ 970.10	$ 9.12 B
Hypothetical A	$ 1,000.00	$ 1,014.88	$ 9.99 C
Large Cap Growth
Actual	$ 1,000.00	$ 969.50	$ 4.88 B
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01 C
Institutional Class
Actual	$ 1,000.00	$ 974.40	$ 4.57 B
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01 C
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 990.20	$ 5.11 B
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56 C
Class T
Actual	$ 1,000.00	$ 990.20	$ 6.31 B
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 6.85 C
Class B
Actual	$ 1,000.00	$ 987.40	$ 8.74 B
Hypothetical A	$ 1,000.00	$ 1,015.37	$ 9.49 C
Class C
Actual	$ 1,000.00	$ 988.10	$ 8.56 B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Mid Cap Growth
Actual	$ 1,000.00	$ 993.00	$ 4.15 B
Hypothetical A	$ 1,000.00	$ 1,020.63	$ 4.21 C
	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Institutional Class
Actual	$ 1,000.00	$ 992.30	$ 3.55B
Hypothetical A	$ 1,000.00	$ 1,020.98	$ 3.86C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for the Existing Class* of each Fund and multiplied by 169/365 (to reflect the period February 13, 2007 to July 31, 2007) for Class A, Class T, Class B, Class C, and Institutional Class for each Fund.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

* The Existing Class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.08%
Class T	1.32%
Class B	1.86%
Class C	1.86%
Large Cap Value	.83%
Institutional Class	.83%
Fidelity Mid Cap Value Fund
Class A	1.11%
Class T	1.37%
Class B	1.88%
Class C	1.86%
Mid Cap Value	.81%
Institutional Class	.89%
Fidelity Large Cap Growth Fund
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Large Cap Growth	1.00%
Institutional Class	1.00%
Fidelity Mid Cap Growth Fund
Class A	1.11%
Class T	1.37%
Class B	1.90%
Class C	1.86%
Mid Cap Growth	.84%
Institutional Class	.77%

Semiannual Report

Fidelity Advisor Large Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	6.0
AT&T, Inc.	3.8	4.7
Citigroup, Inc.	3.1	2.7
General Electric Co.	3.0	1.7
JPMorgan Chase & Co.	3.0	2.6
Chevron Corp.	2.5	2.2
Bank of America Corp.	2.4	2.7
American International Group, Inc.	2.3	1.3
Verizon Communications, Inc.	2.3	0.0
McDonald's Corp.	2.1	1.7
	29.0
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.7	35.0
Energy	14.0	13.8
Industrials	10.7	7.0
Consumer Discretionary	7.7	8.5
Health Care	7.6	6.9
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.7%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	2.0%	** Foreign investments	0.9%

Semiannual Report

Fidelity Advisor Large Cap Value Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 1.6%
General Motors Corp. (d)	825,301	$ 26,739,752
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	711,800	34,073,866
Household Durables - 0.6%
Whirlpool Corp.	92,300	9,424,753
Media - 2.5%
The Walt Disney Co.	498,900	16,463,700
Time Warner, Inc.	1,342,700	25,860,402
		42,324,102
Multiline Retail - 0.5%
Big Lots, Inc. (a)(d)	293,500	7,589,910
Specialty Retail - 0.4%
RadioShack Corp.	268,300	6,742,379
TOTAL CONSUMER DISCRETIONARY		126,894,762
CONSUMER STAPLES - 7.3%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	247,800	22,039,332
Food & Staples Retailing - 1.3%
Kroger Co.	823,100	21,367,676
Food Products - 1.3%
Tyson Foods, Inc. Class A	987,500	21,033,750
Household Products - 0.3%
Procter & Gamble Co.	71,700	4,435,362
Personal Products - 0.5%
Alberto-Culver Co.	377,700	8,883,504
Tobacco - 2.6%
Altria Group, Inc.	447,500	29,745,325
Loews Corp. - Carolina Group	170,700	12,937,353
		42,682,678
TOTAL CONSUMER STAPLES		120,442,302
ENERGY - 14.0%
Energy Equipment & Services - 3.1%
Pride International, Inc. (a)	463,700	16,252,685
Tidewater, Inc. (d)	323,300	22,120,186
Transocean, Inc. (a)	128,100	13,764,345
		52,137,216
Oil, Gas & Consumable Fuels - 10.9%
Chevron Corp.	486,400	41,470,464
Exxon Mobil Corp.	884,800	75,323,024
Hess Corp.	263,300	16,113,960
Marathon Oil Corp.	568,200	31,364,640

	Shares	Value
Tesoro Corp.	237,100	$ 11,807,580
Valero Energy Corp.	62,401	4,181,491
		180,261,159
TOTAL ENERGY		232,398,375
FINANCIALS - 31.7%
Capital Markets - 5.7%
Ameriprise Financial, Inc.	305,800	18,430,566
Bank New York Mellon Corp.	163,900	6,973,945
Goldman Sachs Group, Inc.	150,000	28,251,000
Merrill Lynch & Co., Inc.	149,000	11,055,800
Morgan Stanley	467,300	29,846,451
		94,557,762
Commercial Banks - 0.8%
PNC Financial Services Group, Inc.	202,000	13,463,300
Diversified Financial Services - 8.5%
Bank of America Corp.	823,200	39,036,144
Citigroup, Inc.	1,114,760	51,914,373
JPMorgan Chase & Co.	1,131,100	49,779,711
		140,730,228
Insurance - 13.5%
ACE Ltd.	275,300	15,890,316
Allstate Corp. (d)	241,900	12,856,985
American Financial Group, Inc.	494,950	13,903,146
American International Group, Inc.	595,500	38,219,190
Loews Corp.	569,400	26,989,560
MetLife, Inc.	342,460	20,622,941
PartnerRe Ltd.	231,700	16,457,651
Prudential Financial, Inc.	309,500	27,430,985
The Travelers Companies, Inc.	626,000	31,788,280
XL Capital Ltd. Class A	240,100	18,694,186
		222,853,240
Real Estate Investment Trusts - 0.5%
SL Green Realty Corp.	47,600	5,779,592
Taubman Centers, Inc.	32,600	1,567,734
		7,347,326
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	151,500	16,631,670
Thrifts & Mortgage Finance - 1.7%
Fannie Mae	478,600	28,639,424
TOTAL FINANCIALS		524,222,950
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	304,100	17,193,814
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	175,800	8,281,938
Medco Health Solutions, Inc. (a)	130,600	10,613,862
Wellcare Health Plans, Inc. (a)	128,500	13,011,910
		31,907,710
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.1%
PerkinElmer, Inc.	668,300	$ 18,598,789
Pharmaceuticals - 3.6%
Johnson & Johnson	141,500	8,560,750
Merck & Co., Inc.	255,700	12,695,505
Pfizer, Inc.	890,800	20,942,708
Watson Pharmaceuticals, Inc. (a)	542,900	16,515,018
		58,713,981
TOTAL HEALTH CARE		126,414,294
INDUSTRIALS - 10.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	139,500	10,959,120
Honeywell International, Inc.	175,800	10,110,258
Northrop Grumman Corp.	266,900	20,311,090
Raytheon Co.	265,900	14,720,224
		56,100,692
Industrial Conglomerates - 3.0%
General Electric Co.	1,302,400	50,481,024
Machinery - 4.3%
AGCO Corp. (a)	281,283	10,809,706
Cummins, Inc.	142,500	16,914,750
Deere & Co.	154,000	18,544,680
Pall Corp.	280,100	11,629,752
Terex Corp. (a)	149,500	12,894,375
		70,793,263
TOTAL INDUSTRIALS		177,374,979
INFORMATION TECHNOLOGY - 3.9%
Computers & Peripherals - 1.5%
Hewlett-Packard Co.	191,200	8,800,936
International Business Machines Corp.	148,100	16,387,265
		25,188,201
Electronic Equipment & Instruments - 1.4%
Arrow Electronics, Inc. (a)	348,200	13,308,204
Avnet, Inc. (a)	246,500	9,337,420
		22,645,624
IT Services - 1.0%
Computer Sciences Corp. (a)	293,700	16,353,216
TOTAL INFORMATION TECHNOLOGY		64,187,041
MATERIALS - 4.5%
Chemicals - 3.2%
Albemarle Corp.	216,100	8,693,703
CF Industries Holdings, Inc.	142,600	8,196,648
Dow Chemical Co.	396,100	17,222,428

	Shares	Value
FMC Corp.	106,000	$ 9,447,780
Lubrizol Corp.	144,600	9,060,636
		52,621,195
Metals & Mining - 1.3%
Commercial Metals Co.	269,600	8,314,464
United States Steel Corp.	131,400	12,915,306
		21,229,770
TOTAL MATERIALS		73,850,965
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.7%
AT&T, Inc.	1,586,562	62,129,768
Embarq Corp.	174,700	10,794,713
Verizon Communications, Inc.	894,300	38,115,066
		111,039,547
UTILITIES - 5.6%
Electric Utilities - 1.6%
FirstEnergy Corp.	184,200	11,190,150
FPL Group, Inc.	254,600	14,698,058
		25,888,208
Independent Power Producers & Energy Traders - 1.9%
Constellation Energy Group, Inc.	189,900	15,913,620
NRG Energy, Inc. (a)	416,900	16,071,495
		31,985,115
Multi-Utilities - 2.1%
PG&E Corp. (d)	324,630	13,897,410
Public Service Enterprise Group, Inc.	249,700	21,511,655
		35,409,065
TOTAL UTILITIES		93,282,388
TOTAL COMMON STOCKS (Cost $1,580,985,403)		1,650,107,603
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 5.38% (b)	3,343,833	3,343,833
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	51,952,550	51,952,550
TOTAL MONEY MARKET FUNDS (Cost $55,296,383)		55,296,383
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,636,281,786)	1,705,403,986
NET OTHER ASSETS - (3.0)%	(50,309,248)
NET ASSETS - 100%	$ 1,655,094,738
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 402,969
Fidelity Securities Lending Cash Central Fund	16,123
Total	$ 419,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,049,919) - See accompanying schedule: Unaffiliated issuers (cost $1,580,985,403)	$ 1,650,107,603
Fidelity Central Funds (cost $55,296,383)	55,296,383
Total Investments (cost $1,636,281,786)		$ 1,705,403,986
Receivable for investments sold		30,289,454
Receivable for fund shares sold		3,328,765
Dividends receivable		1,238,487
Distributions receivable from Fidelity Central Funds		79,700
Prepaid expenses		1,460
Other receivables		1,183
Total assets		1,740,343,035

Liabilities
Payable for investments purchased	$ 28,819,019
Payable for fund shares redeemed	3,257,466
Accrued management fee	807,659
Distribution fees payable	10,004
Other affiliated payables	361,172
Other payables and accrued expenses	40,427
Collateral on securities loaned, at value	51,952,550
Total liabilities		85,248,297

Net Assets		$ 1,655,094,738
Net Assets consist of:
Paid in capital		$ 1,511,031,291
Undistributed net investment income		7,901,193
Accumulated undistributed net realized gain (loss) on investments		67,040,054
Net unrealized appreciation (depreciation) on investments		69,122,200
Net Assets		$ 1,655,094,738

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,302,875 ÷ 553,619 shares)	$ 15.00

Maximum offering price per share (100/94.25 of $15.00)	$ 15.92
Class T: Net Asset Value and redemption price per share ($11,006,767 ÷ 734,899 shares)	$ 14.98

Maximum offering price per share (100/96.50 of $14.98)	$ 15.52
Class B: Net Asset Value and offering price per share ($3,813,442 ÷ 255,231 shares) A	$ 14.94

Class C: Net Asset Value and offering price per share ($1,240,874 ÷ 82,968 shares) A	$ 14.96

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,630,346,762 ÷ 108,577,839 shares)	$ 15.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($384,018 ÷ 25,583 shares)	$ 15.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Value Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,828,341
Interest		4,825
Income from Fidelity Central Funds (including $16,123 from security lending)		419,092
Total income		14,252,258

Expenses
Management fee Basic fee	$ 4,449,265
Performance adjustment	39,219
Transfer agent fees	1,804,946
Distribution fees	18,783
Accounting and security lending fees	248,304
Custodian fees and expenses	14,410
Independent trustees' compensation	2,352
Registration fees	65,892
Audit	28,342
Legal	4,288
Miscellaneous	18,190
Total expenses before reductions	6,693,991
Expense reductions	(87,074)	6,606,917
Net investment income (loss)		7,645,341
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		68,727,464
Change in net unrealized appreciation (depreciation) on investment securities		(74,343,152)
Net gain (loss)		(5,615,688)
Net increase (decrease) in net assets resulting from operations		$ 2,029,653

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,645,341	$ 9,973,926
Net realized gain (loss)	68,727,464	34,353,479
Change in net unrealized appreciation (depreciation)	(74,343,152)	98,674,962
Net increase (decrease) in net assets resulting from operations	2,029,653	143,002,367
Distributions to shareholders from net investment income	-	(10,401,399)
Distributions to shareholders from net realized gain	(27,680,848)	(14,021,724)
Total distributions	(27,680,848)	(24,423,123)
Share transactions - net increase (decrease)	307,995,186	685,040,997
Redemption fees	-	21,396
Total increase (decrease) in net assets	282,343,991	803,641,637

Net Assets
Beginning of period	1,372,750,747	569,109,110
End of period (including undistributed net investment income of $7,901,193 and undistributed net investment income of $274,346, respectively)	$ 1,655,094,738	$ 1,372,750,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.12)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 15.00
Total Return B, C, D	(.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A
Expenses net of fee waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,303
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Period ended July 31, 2007 H
Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.14)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.98
Total Return B, C, D	(.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A
Expenses net of fee waivers, if any	1.32% A
Expenses net of all reductions	1.32% A
Net investment income (loss)	.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,007
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.18)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.94
Total Return B, C, D	(1.11)%
Ratios to Average Net Assets F, I
Expenses before reduction	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,813
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.16)
Total from investment operations	(.16)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.96
Total Return B, C, D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17	$ 10.17
Income from Investment Operations
Net investment income (loss) D	.08	.16	.17	.09 G	.09	.08
Net realized and unrealized gain (loss)	.04 H	1.80	1.87	1.47	2.47	(2.00)
Total from investment operations	.12	1.96	2.04	1.56	2.56	(1.92)
Distributions from net investment income	-	(.13)	(.11)	(.05)	(.09)	(.08)
Distributions from net realized gain	(.29)	(.26)	(.35)	(.11)	-	-
Total distributions	(.29)	(.39)	(.46)	(.16)	(.09)	(.08)
Redemption fees added to paid in capital D	-	- J, K	- J	- J	- J	- J
Net asset value, end of period	$ 15.02	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Total Return B, C	.85%	14.63%	17.09%	14.68%	31.44%	(18.92)%
Ratios to Average Net Assets E, I
Expenses before reductions	.84% A	.89%	.89%	1.07%	1.45%	1.83%
Expenses net of fee waivers, if any	.83% A	.89%	.89%	1.07%	1.20%	1.20%
Expenses net of all reductions	.83% A	.89%	.84%	1.05%	1.18%	1.19%
Net investment income (loss)	.96% A	1.10%	1.32%	.79% G	.99%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,630,347	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168	$ 15,582
Portfolio turnover rate F	157% A	164%	175%	170%	72%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.11)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 15.01
Total Return B, C	(.65)%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A
Expenses net of fee waivers, if any	.83% A
Expenses net of all reductions	.83% A
Net investment income (loss)	.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384
Portfolio turnover rate F	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	2.3	0.0
Ameriprise Financial, Inc.	2.2	2.0
Energen Corp.	1.8	0.0
XL Capital Ltd. Class A	1.7	0.0
Constellation Energy Group, Inc.	1.6	1.5
Whirlpool Corp.	1.6	0.0
NRG Energy, Inc.	1.6	0.0
Janus Capital Group, Inc.	1.6	0.0
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1.6	1.6
Tidewater, Inc.	1.5	1.0
	17.5
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.5	32.1
Consumer Discretionary	13.1	12.8
Utilities	12.5	14.9
Industrials	10.7	7.8
Information Technology	7.5	6.8
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.4%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	4.2%	** Foreign investments	1.3%

Semiannual Report

Fidelity Advisor Mid Cap Value Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.4%
TRW Automotive Holdings Corp. (a)	438,600	$ 14,416,782
Hotels, Restaurants & Leisure - 1.0%
Jack in the Box, Inc. (a)	153,300	9,809,667
Household Durables - 2.3%
Snap-On, Inc.	127,600	6,677,308
Whirlpool Corp.	157,500	16,082,325
		22,759,633
Internet & Catalog Retail - 1.0%
Expedia, Inc. (a)	388,800	10,345,968
Leisure Equipment & Products - 1.0%
Hasbro, Inc. (d)	339,800	9,521,196
Media - 1.0%
Liberty Media Corp. New - Capital Series A (a)	91,100	10,426,395
Multiline Retail - 2.0%
Big Lots, Inc. (a)(d)	363,300	9,394,938
Dillard's, Inc. Class A	116,400	3,479,196
Dollar Tree Stores, Inc. (a)	194,400	7,437,744
		20,311,878
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	261,300	9,950,304
RadioShack Corp. (d)	500,200	12,570,026
Sherwin-Williams Co.	159,400	11,108,586
		33,628,916
TOTAL CONSUMER DISCRETIONARY		131,220,435
CONSUMER STAPLES - 6.9%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	150,000	13,341,000
Food & Staples Retailing - 1.0%
Kroger Co.	369,800	9,600,008
Food Products - 3.2%
Dean Foods Co.	397,000	11,421,690
Smithfield Foods, Inc. (a)	325,100	10,097,606
Tyson Foods, Inc. Class A	480,500	10,234,650
		31,753,946
Tobacco - 1.4%
Loews Corp. - Carolina Group	184,100	13,952,939
TOTAL CONSUMER STAPLES		68,647,893
ENERGY - 7.0%
Energy Equipment & Services - 3.8%
National Oilwell Varco, Inc. (a)	101,200	12,155,132
Pride International, Inc. (a)	312,200	10,942,610
Tidewater, Inc. (d)	228,300	15,620,286
		38,718,028

	Shares	Value
Oil, Gas & Consumable Fuels - 3.2%
Hess Corp.	373,100	$ 22,833,719
Tesoro Corp.	179,800	8,954,040
		31,787,759
TOTAL ENERGY		70,505,787
FINANCIALS - 29.5%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	373,700	22,522,899
Janus Capital Group, Inc.	522,700	15,712,362
		38,235,261
Commercial Banks - 4.7%
BOK Financial Corp.	118,400	5,922,368
City National Corp.	198,400	14,044,736
Colonial Bancgroup, Inc.	593,000	12,933,330
East West Bancorp, Inc.	119,400	4,377,204
Synovus Financial Corp.	356,800	9,976,128
		47,253,766
Consumer Finance - 0.5%
AmeriCredit Corp. (a)(d)	259,300	5,274,162
Insurance - 14.1%
ACE Ltd.	156,900	9,056,268
Allied World Assurance Co. Holdings Ltd.	204,000	9,679,800
American Financial Group, Inc.	406,800	11,427,012
Assurant, Inc.	240,400	12,193,088
Axis Capital Holdings Ltd.	218,700	8,059,095
Endurance Specialty Holdings Ltd.	96,300	3,601,620
MBIA, Inc.	103,800	5,823,180
Nationwide Financial Services, Inc. Class A (sub. vtg.)	275,400	15,673,014
OdysseyRe Holdings Corp.	313,200	11,024,640
PartnerRe Ltd. (d)	164,100	11,656,023
Philadelphia Consolidated Holdings Corp. (a)	179,200	6,476,288
SAFECO Corp.	192,100	11,232,087
The Chubb Corp.	172,760	8,708,832
XL Capital Ltd. Class A	213,900	16,654,254
		141,265,201
Real Estate Investment Trusts - 3.8%
Annaly Capital Management, Inc.	530,500	7,665,725
iStar Financial, Inc.	186,200	6,764,646
SL Green Realty Corp.	73,200	8,887,944
Taubman Centers, Inc.	173,100	8,324,379
Thornburg Mortgage, Inc. (SBI)	256,000	6,507,520
		38,150,214
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	106,000	11,636,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	608,300	$ 7,433,426
TFS Financial Corp. (a)	524,600	5,959,456
		13,392,882
TOTAL FINANCIALS		295,208,166
HEALTH CARE - 2.9%
Health Care Providers & Services - 1.3%
AmerisourceBergen Corp.	135,100	6,364,561
Wellcare Health Plans, Inc. (a)	59,900	6,065,474
		12,430,035
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	227,600	6,334,108
Pharmaceuticals - 1.0%
King Pharmaceuticals, Inc. (a)	267,100	4,543,371
Watson Pharmaceuticals, Inc. (a)	187,300	5,697,666
		10,241,037
TOTAL HEALTH CARE		29,005,180
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
DRS Technologies, Inc.	115,900	6,068,524
L-3 Communications Holdings, Inc.	99,700	9,726,732
Precision Castparts Corp.	69,000	9,457,140
		25,252,396
Airlines - 1.0%
UAL Corp. (a)	219,000	9,666,660
Machinery - 6.9%
AGCO Corp. (a)	317,800	12,213,054
Cummins, Inc.	92,900	11,027,230
Eaton Corp.	101,300	9,844,334
Ingersoll-Rand Co. Ltd. Class A	250,100	12,585,032
Pall Corp.	297,200	12,339,744
Terex Corp. (a)	131,600	11,350,500
		69,359,894
Road & Rail - 0.3%
YRC Worldwide, Inc. (a)	102,900	3,305,148
TOTAL INDUSTRIALS		107,584,098
INFORMATION TECHNOLOGY - 7.5%
Electronic Equipment & Instruments - 2.7%
Arrow Electronics, Inc. (a)	164,200	6,275,724
Avnet, Inc. (a)	162,900	6,170,652
Ingram Micro, Inc. Class A (a)	349,200	7,001,460
Vishay Intertechnology, Inc. (a)	486,900	7,551,819
		26,999,655

	Shares	Value
IT Services - 1.8%
Computer Sciences Corp. (a)	200,100	$ 11,141,568
Convergys Corp. (a)	349,000	6,648,450
		17,790,018
Office Electronics - 1.4%
Xerox Corp. (a)	817,900	14,280,534
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	303,900	3,756,204
Atmel Corp. (a)	1,021,200	5,504,268
		9,260,472
Software - 0.7%
Cadence Design Systems, Inc. (a)	319,800	6,843,720
TOTAL INFORMATION TECHNOLOGY		75,174,399
MATERIALS - 7.0%
Chemicals - 3.9%
Albemarle Corp.	125,900	5,064,957
Celanese Corp. Class A	233,800	8,767,500
CF Industries Holdings, Inc.	164,400	9,449,712
FMC Corp.	104,000	9,269,520
Lubrizol Corp.	108,000	6,767,280
		39,318,969
Metals & Mining - 3.1%
Commercial Metals Co.	380,200	11,725,368
Steel Dynamics, Inc.	187,300	7,853,489
United States Steel Corp.	112,500	11,057,625
		30,636,482
TOTAL MATERIALS		69,955,451
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
CenturyTel, Inc.	150,400	6,898,848
Embarq Corp.	164,300	10,152,097
		17,050,945
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	89,600	5,949,440
TOTAL TELECOMMUNICATION SERVICES		23,000,385
UTILITIES - 12.5%
Electric Utilities - 1.5%
Edison International	291,300	15,406,857
Gas Utilities - 1.8%
Energen Corp.	330,400	17,481,464
Independent Power Producers & Energy Traders - 4.6%
Constellation Energy Group, Inc.	196,200	16,441,560
Mirant Corp. (a)	361,700	13,683,111
NRG Energy, Inc. (a)	410,100	15,809,355
		45,934,026
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 4.6%
CMS Energy Corp.	590,200	$ 9,537,632
OGE Energy Corp.	229,400	7,604,610
PG&E Corp. (d)	332,600	14,238,606
Sempra Energy	275,300	14,513,816
		45,894,664
TOTAL UTILITIES		124,717,011
TOTAL COMMON STOCKS (Cost $976,074,002)		995,018,805
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 5.38% (b)	2,979,647	2,979,647
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	33,515,100	33,515,100
TOTAL MONEY MARKET FUNDS (Cost $36,494,747)		36,494,747
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,012,568,749)	1,031,513,552
NET OTHER ASSETS - (3.0)%	(30,010,059)
NET ASSETS - 100%	$ 1,001,503,493
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,764
Fidelity Securities Lending Cash Central Fund	27,203
Total	$ 306,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,593,121) - See accompanying schedule: Unaffiliated issuers (cost $976,074,002)	$ 995,018,805
Fidelity Central Funds (cost $36,494,747)	36,494,747
Total Investments (cost $1,012,568,749)		$ 1,031,513,552
Cash		1,225
Receivable for investments sold		70,700,188
Receivable for fund shares sold		2,181,854
Dividends receivable		139,271
Distributions receivable from Fidelity Central Funds		36,326
Prepaid expenses		819
Other receivables		552
Total assets		1,104,573,787

Liabilities
Payable for investments purchased	$ 61,749,572
Payable for fund shares redeemed	7,049,781
Accrued management fee	472,611
Distribution fees payable	5,865
Other affiliated payables	238,119
Other payables and accrued expenses	39,246
Collateral on securities loaned, at value	33,515,100
Total liabilities		103,070,294

Net Assets		$ 1,001,503,493
Net Assets consist of:
Paid in capital		$ 935,328,855
Undistributed net investment income		2,234,175
Accumulated undistributed net realized gain (loss) on investments		44,995,660
Net unrealized appreciation (depreciation) on investments		18,944,803
Net Assets		$ 1,001,503,493

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,549,810 ÷ 208,864 shares)	$ 17.00

Maximum offering price per share (100/94.25 of $17.00)	$ 18.04
Class T: Net Asset Value and redemption price per share ($2,426,056 ÷ 142,836 shares)	$ 16.98

Maximum offering price per share (100/96.50 of $16.98)	$ 17.60
Class B: Net Asset Value and offering price per share ($2,774,287 ÷ 163,704 shares) A	$ 16.95

Class C: Net Asset Value and offering price per share ($2,064,181 ÷ 121,822 shares) A	$ 16.94

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($990,415,841 ÷ 58,169,171 shares)	$ 17.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($273,318 ÷ 16,058 shares)	$ 17.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 5,831,268
Interest		534
Income from Fidelity Central Funds (including $27,203 from security lending)		306,967
Total income		6,138,769

Expenses
Management fee
Basic fee	$ 2,613,355
Performance adjustment	(189,743)
Transfer agent fees	1,107,936
Distribution fees	18,745
Accounting and security lending fees	159,303
Custodian fees and expenses	10,443
Independent trustees' compensation	1,316
Registration fees	106,449
Audit	27,187
Legal	2,270
Miscellaneous	11,032
Total expenses before reductions	3,868,293
Expense reductions	(74,054)	3,794,239
Net investment income (loss)		2,344,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45,304,260
Change in net unrealized appreciation (depreciation) on investment securities		(55,870,882)
Net gain (loss)		(10,566,622)
Net increase (decrease) in net assets resulting from operations		$ (8,222,092)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,344,530	$ 2,688,685
Net realized gain (loss)	45,304,260	24,851,516
Change in net unrealized appreciation (depreciation)	(55,870,882)	43,131,851
Net increase (decrease) in net assets resulting from operations	(8,222,092)	70,672,052
Distributions to shareholders from net investment income	(440,258)	(2,949,768)
Distributions to shareholders from net realized gain	(14,083,416)	(13,997,322)
Total distributions	(14,523,674)	(16,947,090)
Share transactions - net increase (decrease)	345,422,384	259,218,977
Redemption fees	32,513	33,264
Total increase (decrease) in net assets	322,709,131	312,977,203

Net Assets
Beginning of period	678,794,362	365,817,159
End of period (including undistributed net investment income of $2,234,175 and undistributed net investment income of $375,291, respectively)	$ 1,001,503,493	$ 678,794,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.30)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 17.00
Total Return B, C, D	(1.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	1.11% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,550
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.32)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.98
Total Return B, C, D	(1.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.37% A
Expenses net of all reductions	1.37% A
Net investment income (loss)	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,426
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.35)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.95
Total Return B, C, D	(1.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A
Expenses net of fee waivers, if any	1.88% A
Expenses net of all reductions	1.88% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,774
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.36)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.94
Total Return B, C, D	(2.02)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,064
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.05	.09	.16 G	.08	.06	.08
Net realized and unrealized gain (loss)	.13 H	1.98	2.59	2.10	3.45	(1.74)
Total from investment operations	.18	2.07	2.75	2.18	3.51	(1.66)
Distributions from net investment income	(.01)	(.09)	(.10)	(.04)	(.04)	(.08)
Distributions from net realized gain	(.32)	(.45)	(1.15)	(.32)	-	-
Total distributions	(.33)	(.54)	(1.24) K	(.36)	(.04)	(.08)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.03	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Total Return B, C	1.08%	13.48%	19.97%	17.75%	39.69%	(15.71)%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.84%	.86%	.91%	1.07%	1.28%
Expenses net of fee waivers, if any	.81% A	.84%	.86%	.91%	1.07%	1.20%
Expenses net of all reductions	.81% A	.84%	.81%	.90%	1.05%	1.18%
Net investment income (loss)	.51% A	.56%	1.08% G	.59%	.55%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 990,416	$ 678,794	$ 365,817	$ 153,231	$ 95,797	$ 36,419
Portfolio turnover rate F	199% A	187%	207%	196%	97%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.24 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.28)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 17.02
Total Return B, C	(1.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A
Expenses net of fee waivers, if any	.89% A
Expenses net of all reductions	.89% A
Net investment income (loss)	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 273
Portfolio turnover rate F	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	1.3
Dell, Inc.	3.9	0.0
Baxter International, Inc.	3.4	0.0
Accenture Ltd. Class A	3.3	0.0
National Semiconductor Corp.	3.1	0.0
Biogen Idec, Inc.	3.1	2.2
Kroger Co.	3.1	0.5
Hershey Co.	3.1	0.0
WESCO International, Inc.	3.0	0.0
Symantec Corp.	3.0	0.0
	34.0
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.9	27.4
Health Care	16.2	19.1
Industrials	14.2	13.6
Consumer Discretionary	13.5	14.2
Consumer Staples	9.9	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	5.5%	** Foreign investments	3.4%

Semiannual Report

Fidelity Advisor Large Cap Growth Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	30,700	$ 881,704
Diversified Consumer Services - 0.7%
ITT Educational Services, Inc. (a)	11,300	1,193,958
Household Durables - 1.3%
NVR, Inc. (a)	2,200	1,272,656
Whirlpool Corp.	8,400	857,724
		2,130,380
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	9,600	753,984
Leisure Equipment & Products - 2.6%
Hasbro, Inc. (d)	130,200	3,648,204
Mattel, Inc.	29,600	678,136
		4,326,340
Media - 3.3%
EchoStar Communications Corp. Class A (a)	10,800	456,732
Regal Entertainment Group Class A (d)	234,700	5,020,233
		5,476,965
Multiline Retail - 1.3%
Big Lots, Inc. (a)(d)	80,900	2,092,074
Specialty Retail - 3.4%
Gamestop Corp. Class A (a)	15,600	629,460
RadioShack Corp. (d)	200,300	5,033,539
		5,662,999
TOTAL CONSUMER DISCRETIONARY		22,518,404
CONSUMER STAPLES - 9.9%
Beverages - 0.9%
Pepsi Bottling Group, Inc.	46,800	1,565,928
Food & Staples Retailing - 3.4%
Kroger Co.	197,300	5,121,908
Whole Foods Market, Inc.	15,100	559,304
		5,681,212
Food Products - 5.6%
Dean Foods Co.	146,700	4,220,559
Hershey Co.	110,400	5,089,440
		9,309,999
TOTAL CONSUMER STAPLES		16,557,139
ENERGY - 7.5%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	7,100	561,255
BJ Services Co.	15,700	410,555
Diamond Offshore Drilling, Inc.	4,000	412,720

	Shares	Value
GlobalSantaFe Corp.	5,700	$ 408,747
Halliburton Co. (d)	29,100	1,048,182
Nabors Industries Ltd. (a)	14,000	409,360
Schlumberger Ltd. (NY Shares)	29,700	2,813,184
Transocean, Inc. (a)	4,000	429,800
Weatherford International Ltd. (a)	8,200	453,706
		6,947,509
Oil, Gas & Consumable Fuels - 3.3%
Arch Coal, Inc.	13,800	412,482
Cheniere Energy, Inc. (a)(d)	11,100	417,582
CNX Gas Corp. (a)	15,400	411,642
Exxon Mobil Corp.	30,700	2,613,491
Peabody Energy Corp.	9,800	414,148
W&T Offshore, Inc.	17,600	412,192
Williams Companies, Inc.	13,600	438,600
XTO Energy, Inc.	7,500	408,975
		5,529,112
TOTAL ENERGY		12,476,621
FINANCIALS - 7.4%
Capital Markets - 5.0%
Eaton Vance Corp. (non-vtg.)	72,000	3,013,920
Franklin Resources, Inc.	18,100	2,305,397
Goldman Sachs Group, Inc.	6,800	1,280,712
Janus Capital Group, Inc.	13,900	417,834
Lazard Ltd. Class A	14,000	518,420
Morgan Stanley	11,100	708,957
		8,245,240
Consumer Finance - 0.4%
First Marblehead Corp.	22,200	731,712
Insurance - 2.0%
CNA Financial Corp.	52,400	2,175,648
Philadelphia Consolidated Holdings Corp. (a)	32,300	1,167,322
		3,342,970
TOTAL FINANCIALS		12,319,922
HEALTH CARE - 16.2%
Biotechnology - 4.3%
Biogen Idec, Inc. (a)	91,300	5,162,102
Gilead Sciences, Inc. (a)	54,900	2,043,927
		7,206,029
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	108,400	5,701,840
Health Care Providers & Services - 0.8%
Aetna, Inc.	26,100	1,254,627
Health Care Technology - 0.8%
Health Corp. (a)	103,300	1,307,778
Life Sciences Tools & Services - 0.7%
Waters Corp. (a)	19,900	1,159,374
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.2%
Forest Laboratories, Inc. (a)	26,100	$ 1,049,220
Schering-Plough Corp.	150,900	4,306,686
Sepracor, Inc. (a)	179,300	5,043,709
		10,399,615
TOTAL HEALTH CARE		27,029,263
INDUSTRIALS - 14.2%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	16,200	1,595,376
Raytheon Co.	30,000	1,660,800
		3,256,176
Commercial Services & Supplies - 4.6%
ChoicePoint, Inc. (a)	21,400	829,036
Dun & Bradstreet Corp.	23,100	2,258,256
Manpower, Inc.	49,700	3,928,785
Steelcase, Inc. Class A	41,199	717,275
		7,733,352
Machinery - 1.9%
AGCO Corp. (a)	39,100	1,502,613
Joy Global, Inc.	32,100	1,588,629
		3,091,242
Road & Rail - 2.7%
Landstar System, Inc.	98,600	4,482,356
Trading Companies & Distributors - 3.0%
WESCO International, Inc. (a)	94,300	5,049,765
TOTAL INDUSTRIALS		23,612,891
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	140,200	4,053,182
Computers & Peripherals - 3.9%
Dell, Inc. (a)	229,300	6,413,521
IT Services - 3.3%
Accenture Ltd. Class A	131,500	5,540,095
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	46,900	1,088,080
Linear Technology Corp.	11,600	413,540
National Semiconductor Corp.	199,300	5,179,807
		6,681,427

	Shares	Value
Software - 13.3%
Autodesk, Inc. (a)	50,900	$ 2,156,633
FactSet Research Systems, Inc.	6,300	415,737
Intuit, Inc. (a)	50,400	1,443,456
Microsoft Corp.	284,500	8,247,655
Symantec Corp. (a)	263,000	5,049,600
Synopsys, Inc. (a)	198,700	4,860,202
		22,173,283
TOTAL INFORMATION TECHNOLOGY		44,861,508
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	6,800	587,316
Ecolab, Inc.	14,600	614,806
Monsanto Co.	9,900	638,055
Praxair, Inc.	10,100	773,862
Valspar Corp.	14,900	411,091
		3,025,130
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	4,300	404,114
Newmont Mining Corp.	19,800	826,650
		1,230,764
TOTAL MATERIALS		4,255,894
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (a)	77,300	404,279
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	11,300	409,625
TOTAL TELECOMMUNICATION SERVICES		813,904
UTILITIES - 1.1%
Electric Utilities - 0.6%
DPL, Inc.	15,600	414,648
Exelon Corp.	7,600	533,140
		947,788
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	20,700	406,755
Water Utilities - 0.3%
Aqua America, Inc. (d)	18,900	413,532
TOTAL UTILITIES		1,768,075
TOTAL COMMON STOCKS (Cost $170,494,961)		166,213,621
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	349,816	$ 349,816
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	16,204,450	16,204,450
TOTAL MONEY MARKET FUNDS (Cost $16,554,266)		16,554,266
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $187,049,227)		182,767,887
NET OTHER ASSETS - (9.7)%		(16,200,461)
NET ASSETS - 100%		166,567,426
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,703
Fidelity Securities Lending Cash Central Fund	39,755
Total	$ 77,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,463,445) - See accompanying schedule: Unaffiliated issuers (cost $170,494,961)	$ 166,213,621
Fidelity Central Funds (cost $16,554,266)	16,554,266
Total Investments (cost $187,049,227)		$ 182,767,887
Receivable for investments sold		42,662,867
Receivable for fund shares sold		463,090
Dividends receivable		64,589
Distributions receivable from Fidelity Central Funds		5,867
Prepaid expenses		303
Receivable from investment adviser for expense reductions		57,713
Other receivables		11,906
Total assets		226,034,222

Liabilities
Payable for investments purchased	$ 42,790,508
Payable for fund shares redeemed	305,387
Accrued management fee	86,670
Distribution fees payable	581
Other affiliated payables	50,203
Other payables and accrued expenses	28,997
Collateral on securities loaned, at value	16,204,450
Total liabilities		59,466,796

Net Assets		$ 166,567,426
Net Assets consist of:
Paid in capital		$ 155,441,705
Accumulated net investment loss		(200,747)
Accumulated undistributed net realized gain (loss) on investments		15,607,808
Net unrealized appreciation (depreciation) on investments		(4,281,340)
Net Assets		$ 166,567,426

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($347,464 ÷ 30,701 shares)	$ 11.32

Maximum offering price per share (100/94.25 of $11.32)	$ 12.01
Class T: Net Asset Value and redemption price per share ($218,957 ÷ 19,357 shares)	$ 11.31

Maximum offering price per share (100/96.50 of $11.31)	$ 11.72
Class B: Net Asset Value and offering price per share ($273,900 ÷ 24,282 shares)A	$ 11.28

Class C: Net Asset Value and offering price per share ($295,212 ÷ 26,170 shares)A	$ 11.28

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($165,278,110 ÷ 14,579,834 shares)	$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,783 ÷ 13,568 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 608,623
Interest		867
Income from Fidelity Central Funds (including $39,755 from security lending)		77,458
Total income		686,948

Expenses
Management fee Basic fee	$ 501,970
Performance adjustment	84,717
Transfer agent fees	273,100
Distribution fees	2,205
Accounting and security lending fees	35,986
Custodian fees and expenses	10,339
Independent trustees' compensation	283
Registration fees	71,357
Audit	25,207
Legal	588
Miscellaneous	7,937
Total expenses before reductions	1,013,689
Expense reductions	(125,994)	887,695
Net investment income (loss)		(200,747)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,284,217
Change in net unrealized appreciation (depreciation) on investment securities		(21,269,712)
Net gain (loss)		(4,985,495)
Net increase (decrease) in net assets resulting from operations		$ (5,186,242)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (200,747)	$ 26,323
Net realized gain (loss)	16,284,217	4,571,573
Change in net unrealized appreciation (depreciation)	(21,269,712)	(297,654)
Net increase (decrease) in net assets resulting from operations	(5,186,242)	4,300,242
Distributions to shareholders from net investment income	-	(137,207)
Distributions to shareholders from net realized gain	(3,230,931)	(3,644,497)
Total distributions	(3,230,931)	(3,781,704)
Share transactions - net increase (decrease)	(8,530,885)	25,478,221
Redemption fees	-	5,257
Total increase (decrease) in net assets	(16,948,058)	26,002,016

Net Assets
Beginning of period	183,515,484	157,513,468
End of period (including accumulated net investment loss of $200,747and undistributed net investment income of $0, respectively)	$ 166,567,426	$ 183,515,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.32)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.32
Total Return B, C, D	(2.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 347
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.33)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.31
Total Return B, C, D	(2.73)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	(.73)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.07)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.36)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.28
Total Return B, C, D	(2.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.07)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.36)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.28
Total Return B, C, D	(2.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93	$ 9.83
Income from Investment Operations
Net investment income (loss) D	(.01)	- J	.02 G	(.01) H	(.01)	(.01)
Net realized and unrealized gain (loss)	(.36)	.37	1.87	.97	2.29	(2.89)
Total from investment operations	(.37)	.37	1.89	.96	2.28	(2.90)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(.21)	(.26)	(.24)	-	-	-
Total distributions	(.21)	(.27)	(.24)	-	-	-
Redemption fees added to paid in capital D	-	- J, K	- J	- J	- J	- J
Net asset value, end of period	$ 11.34	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Total Return B, C	(3.05)%	3.20%	18.66%	10.42%	32.90%	(29.50)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.13% A	1.10%	1.12%	1.30%	1.53%	1.43%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.20%	1.20%	1.20%
Expenses net of all reductions	.99% A	.99%	.94%	1.13%	1.18%	1.18%
Net investment income (loss)	(.22)% A	.02%	.15% G	(.07)% H	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,278	$ 183,515	$ 157,513	$ 49,453	$ 23,079	$ 18,902
Portfolio turnover rate F	481% A	189%	268%	274%	81%	245%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.31)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.33
Total Return B, C	(2.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.02% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154
Portfolio turnover rate F	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	3.9	0.2
Allegheny Technologies, Inc.	2.8	3.9
BE Aerospace, Inc.	2.7	0.0
Terex Corp.	2.5	2.2
JCPenney Co., Inc.	2.2	3.2
Amylin Pharmaceuticals, Inc.	2.2	1.6
AMR Corp.	2.2	1.0
Brocade Communications Systems, Inc.	2.0	0.0
Cymer, Inc.	2.0	2.5
Energy Conversion Devices, Inc.	1.9	1.6
	24.4
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	18.6
Consumer Discretionary	17.6	21.1
Industrials	16.1	15.9
Health Care	12.9	16.4
Energy	10.9	6.6
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 97.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	2.1%	** Foreign investments	2.6%

Semiannual Report

Fidelity Advisor Mid Cap Growth Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Distributors - 0.2%
Building Materials Holding Corp. (d)	41,871	$ 581,588
Hotels, Restaurants & Leisure - 1.0%
Burger King Holdings, Inc.	89,189	2,166,401
Darden Restaurants, Inc.	10,600	451,242
Gaylord Entertainment Co. (a)	19,700	984,606
Penn National Gaming, Inc. (a)	11,654	670,105
		4,272,354
Household Durables - 5.1%
D.R. Horton, Inc.	278,266	4,541,301
KB Home (d)	193,200	6,145,692
Lennar Corp. Class A (d)	172,600	5,291,916
NVR, Inc. (a)	1,000	578,480
Ryland Group, Inc. (d)	141,400	4,701,550
		21,258,939
Media - 1.1%
E.W. Scripps Co. Class A	19,100	782,527
EchoStar Communications Corp. Class A (a)	16,757	708,654
R.H. Donnelley Corp. (a)	49,600	3,101,488
		4,592,669
Multiline Retail - 3.7%
Family Dollar Stores, Inc.	53,600	1,587,632
JCPenney Co., Inc.	133,300	9,069,732
Kohl's Corp. (a)	25,300	1,538,240
Macy's, Inc.	20,400	735,828
Nordstrom, Inc. (d)	54,965	2,615,235
		15,546,667
Specialty Retail - 5.6%
Abercrombie & Fitch Co. Class A	6,600	461,340
AutoZone, Inc. (a)	35,900	4,552,479
Gamestop Corp. Class A (a)	109,200	4,406,220
OfficeMax, Inc.	182,800	6,010,464
Ross Stores, Inc.	16,200	468,666
Sherwin-Williams Co.	40,300	2,808,507
The Men's Wearhouse, Inc.	46,100	2,277,340
TJX Companies, Inc.	76,200	2,114,550
		23,099,566
Textiles, Apparel & Luxury Goods - 0.9%
Polo Ralph Lauren Corp. Class A	41,700	3,725,895
TOTAL CONSUMER DISCRETIONARY		73,077,678
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.1%
SUPERVALU, Inc.	107,800	4,492,026
Food Products - 1.1%
Campbell Soup Co.	22,200	817,626

	Shares	Value
Corn Products International, Inc.	21,400	$ 954,868
Dean Foods Co.	70,000	2,013,900
Seaboard Corp.	480	960,000
		4,746,394
Personal Products - 1.5%
Avon Products, Inc.	71,300	2,567,513
Bare Escentuals, Inc.	59,700	1,684,137
NBTY, Inc. (a)	41,800	1,819,972
		6,071,622
TOTAL CONSUMER STAPLES		15,310,042
ENERGY - 10.9%
Energy Equipment & Services - 8.1%
Cameron International Corp. (a)	24,700	1,926,600
Diamond Offshore Drilling, Inc.	41,300	4,261,334
ENSCO International, Inc.	66,300	4,048,941
Grant Prideco, Inc. (a)	15,400	863,940
National Oilwell Varco, Inc. (a)	134,879	16,200,313
Smith International, Inc.	15,400	945,714
Tidewater, Inc.	8,100	554,202
Transocean, Inc. (a)	46,000	4,942,700
		33,743,744
Oil, Gas & Consumable Fuels - 2.8%
Holly Corp.	74,601	5,027,361
Southwestern Energy Co. (a)	30,800	1,251,404
Tesoro Corp.	22,400	1,115,520
Western Refining, Inc.	56,760	3,150,180
XTO Energy, Inc.	20,900	1,139,677
		11,684,142
TOTAL ENERGY		45,427,886
FINANCIALS - 7.3%
Capital Markets - 1.6%
Northern Trust Corp.	32,700	2,042,442
SEI Investments Co.	133,000	3,625,580
T. Rowe Price Group, Inc.	17,500	912,275
		6,580,297
Commercial Banks - 0.4%
Synovus Financial Corp.	67,500	1,887,300
Insurance - 3.6%
CNA Financial Corp.	50,080	2,079,322
HCC Insurance Holdings, Inc.	156,300	4,576,464
Philadelphia Consolidated Holdings Corp. (a)	92,000	3,324,880
The Chubb Corp.	66,600	3,357,306
W.R. Berkley Corp.	53,900	1,585,738
		14,923,710
Real Estate Investment Trusts - 0.4%
SL Green Realty Corp.	14,200	1,724,164
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	89,900	$ 3,139,308
Thrifts & Mortgage Finance - 0.5%
People's United Financial, Inc.	87,500	1,410,500
Provident Financial Services, Inc.	45,100	635,910
		2,046,410
TOTAL FINANCIALS		30,301,189
HEALTH CARE - 12.9%
Biotechnology - 4.5%
Amylin Pharmaceuticals, Inc. (a)(d)	195,000	9,069,450
Biogen Idec, Inc. (a)	102,000	5,767,080
Cephalon, Inc. (a)	21,600	1,623,024
Millennium Pharmaceuticals, Inc. (a)	46,300	467,167
Theravance, Inc. (a)	60,400	1,616,908
		18,543,629
Health Care Equipment & Supplies - 0.6%
Immucor, Inc. (a)	77,200	2,405,552
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (a)	6,000	300,780
Health Net, Inc. (a)	45,200	2,239,208
Henry Schein, Inc. (a)	79,573	4,323,997
Pediatrix Medical Group, Inc. (a)	34,887	1,882,503
		8,746,488
Life Sciences Tools & Services - 5.6%
Charles River Laboratories International, Inc. (a)	106,700	5,460,906
Pharmaceutical Product Development, Inc.	217,200	7,276,200
Thermo Fisher Scientific, Inc. (a)	145,970	7,621,094
Waters Corp. (a)	54,200	3,157,692
		23,515,892
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. (a)	6,700	227,867
TOTAL HEALTH CARE		53,439,428
INDUSTRIALS - 16.1%
Aerospace & Defense - 4.1%
BE Aerospace, Inc. (a)	283,744	11,508,657
Precision Castparts Corp.	33,500	4,591,510
Spirit AeroSystems Holdings, Inc. Class A	33,800	1,226,940
		17,327,107
Airlines - 3.3%
AMR Corp. (a)	366,800	9,052,624
US Airways Group, Inc. (a)	153,700	4,766,237
		13,818,861
Commercial Services & Supplies - 0.4%
Corrections Corp. of America (a)	54,500	1,572,325

	Shares	Value
Construction & Engineering - 0.9%
Fluor Corp.	22,000	$ 2,541,220
Foster Wheeler Ltd. (a)	9,500	1,067,705
		3,608,925
Electrical Equipment - 3.7%
Belden, Inc.	27,000	1,479,060
Energy Conversion Devices, Inc. (a)(d)	270,920	8,086,962
General Cable Corp. (a)	11,600	922,200
GrafTech International Ltd. (a)	94,738	1,467,492
Sunpower Corp. Class A (a)(d)	49,400	3,484,182
		15,439,896
Machinery - 3.7%
AGCO Corp. (a)	42,100	1,617,903
Joy Global, Inc.	70,600	3,493,994
Terex Corp. (a)	118,700	10,237,875
		15,349,772
TOTAL INDUSTRIALS		67,116,886
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.2%
Ciena Corp. (a)	38,100	1,391,793
CommScope, Inc. (a)	15,100	821,893
Foundry Networks, Inc. (a)	81,800	1,438,862
Harris Corp.	23,700	1,300,656
		4,953,204
Computers & Peripherals - 6.4%
Apple, Inc. (a)	48,400	6,377,184
Brocade Communications Systems, Inc. (a)	1,195,900	8,419,136
Diebold, Inc.	94,144	4,770,276
Seagate Technology	157,900	3,712,229
Sun Microsystems, Inc. (a)	682,600	3,481,260
		26,760,085
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	11,200	427,280
Arrow Electronics, Inc. (a)	45,278	1,730,525
		2,157,805
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	21,200	1,716,776
Mastercard, Inc. Class A	5,300	852,240
VeriFone Holdings, Inc. (a)(d)	42,000	1,529,220
		4,098,236
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Energy Industries, Inc. (a)	63,287	1,120,813
Broadcom Corp. Class A (a)	27,100	889,151
Cymer, Inc. (a)(d)	194,913	8,332,531
Cypress Semiconductor Corp. (a)	62,200	1,558,732
Integrated Device Technology, Inc. (a)	17,600	286,352
Lam Research Corp. (a)	41,700	2,411,928
Marvell Technology Group Ltd. (a)	217,080	3,907,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	107,400	$ 6,585,768
NVIDIA Corp. (a)	28,600	1,308,736
Varian Semiconductor Equipment Associates, Inc. (a)	21,900	1,029,300
Xilinx, Inc.	32,100	802,500
		28,233,251
Software - 3.1%
Activision, Inc. (a)	356,700	6,103,137
Autodesk, Inc. (a)	75,300	3,190,461
Cadence Design Systems, Inc. (a)	98,200	2,101,480
Take-Two Interactive Software, Inc. (a)(d)	86,650	1,527,640
		12,922,718
TOTAL INFORMATION TECHNOLOGY		79,125,299
MATERIALS - 5.6%
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	17,800	2,438,600
Metals & Mining - 5.0%
Allegheny Technologies, Inc.	111,818	11,733,063
Nucor Corp.	57,000	2,861,400
RTI International Metals, Inc. (a)	80,740	6,397,838
		20,992,301
TOTAL MATERIALS		23,430,901
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp. Class A (a)	142,005	5,915,928
NII Holdings, Inc. (a)	38,791	3,259,220
		9,175,148
UTILITIES - 2.5%
Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	22,700	1,185,621
PPL Corp.	56,100	2,644,554
		3,830,175

	Shares	Value
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	102,200	$ 2,008,230
Constellation Energy Group, Inc.	51,400	4,307,320
		6,315,550
TOTAL UTILITIES		10,145,725
TOTAL COMMON STOCKS (Cost $403,280,961)		406,550,182
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 5.38% (b)	8,305,937	8,305,937
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	36,683,550	36,683,550
TOTAL MONEY MARKET FUNDS (Cost $44,989,487)		44,989,487
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $448,270,448)		451,539,669
NET OTHER ASSETS - (8.6)%		(35,680,639)
NET ASSETS - 100%		415,859,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,826
Fidelity Securities Lending Cash Central Fund	169,626
Total	$ 381,452
Income Tax Information
At January 31, 2007, the fund had a capital loss carryforward of approximately $4,383,956 all of which will expire on January 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,376,004) - See accompanying schedule: Unaffiliated issuers (cost $403,280,961)	$ 406,550,182
Fidelity Central Funds (cost $44,989,487)	44,989,487
Total Investments (cost $448,270,448)		$ 451,539,669
Receivable for investments sold		1,542,444
Receivable for fund shares sold		850,552
Dividends receivable		38,832
Distributions receivable from Fidelity Central Funds		67,876
Prepaid expenses		835
Other receivables		4,604
Total assets		454,044,812

Liabilities
Payable for investments purchased	$ 631,797
Payable for fund shares redeemed	552,561
Accrued management fee	164,148
Distribution fees payable	740
Other affiliated payables	123,267
Other payables and accrued expenses	29,719
Collateral on securities loaned, at value	36,683,550
Total liabilities		38,185,782

Net Assets		$ 415,859,030
Net Assets consist of:
Paid in capital		$ 372,553,781
Accumulated net investment loss		(397,058)
Accumulated undistributed net realized gain (loss) on investments		40,433,086
Net unrealized appreciation (depreciation) on investments		3,269,221
Net Assets		$ 415,859,030

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($530,969 ÷ 37,406 shares)	$ 14.19

Maximum offering price per share (100/94.25 of $14.19)	$ 15.06
Class T: Net Asset Value and redemption price per share ($373,741 ÷ 26,339 shares)	$ 14.19

Maximum offering price per share (100/96.50 of $14.19)	$ 14.70
Class B: Net Asset Value and offering price per share ($293,645 ÷ 20,758 shares) A	$ 14.15

Class C: Net Asset Value and offering price per share ($326,889 ÷ 23,081 shares) A	$ 14.16

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($414,234,556 ÷ 29,142,240 shares)	$ 14.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,230 ÷ 6,978 shares)	$ 14.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,059,645
Interest		3
Income from Fidelity Central Funds (including $169,626 from security lending)		381,452
Total income		1,441,100

Expenses
Management fee Basic fee	$ 1,227,825
Performance adjustment	(117,513)
Transfer agent fees	595,573
Distribution fees	2,564
Accounting and security lending fees	89,670
Custodian fees and expenses	10,435
Independent trustees' compensation	695
Registration fees	64,224
Audit	26,013
Legal	1,461
Miscellaneous	16,257
Total expenses before reductions	1,917,204
Expense reductions	(79,046)	1,838,158
Net investment income (loss)		(397,058)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45,752,471
Change in net unrealized appreciation (depreciation) on investment securities		(47,542,830)
Net gain (loss)		(1,790,359)
Net increase (decrease) in net assets resulting from operations		$ (2,187,417)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (397,058)	$ (1,458,396)
Net realized gain (loss)	45,752,471	(4,757,238)
Change in net unrealized appreciation (depreciation)	(47,542,830)	5,161,873
Net increase (decrease) in net assets resulting from operations	(2,187,417)	(1,053,761)
Distributions to shareholders from net realized gain	-	(5,089,264)
Share transactions - net increase (decrease)	(23,282,708)	97,426,141
Redemption fees	17,248	46,437
Total increase (decrease) in net assets	(25,452,877)	91,329,553

Net Assets
Beginning of period	441,311,907	349,982,354
End of period (including accumulated net investment loss of $397,058 and undistributed net investment income of $0, respectively)	$ 415,859,030	$ 441,311,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.14)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.19
Total Return B,C,D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	1.11% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 531
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(.09)
Total from investment operations	(.14)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.19
Total Return B, C, D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.37% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 374
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.08)
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.18)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 14.15
Total Return B, C, D	(1.26)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.08)
Net realized and unrealized gain (loss)	(.09)
Total from investment operations	(.17)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.16
Total Return B, C, D	(1.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(1.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 327
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32	$ 10.20
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	.01 G	(.03) H	(.07)	(.07)
Net realized and unrealized gain (loss)	(.09)	.15	3.09	1.15	3.38	(2.81)
Total from investment operations	(.10)	.11	3.10	1.12	3.31	(2.88)
Distributions from net realized gain	-	(.18)	(.30)	(.17)	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Total Return B, C	(.70)%	.80%	27.15%	10.55%	45.22%	(28.24)%
Ratios to Average Net Assets E, I
Expenses before reductions	.87% A	1.02%	1.04%	1.02%	1.25%	1.78%
Expenses net of fee waivers, if any	.84% A	1.00%	1.00%	1.02%	1.20%	1.20%
Expenses net of all reductions	.84% A	.99%	.95%	.99%	1.16%	1.17%
Net investment income (loss)	(.18)% A	(.33)%	.07% G	(.31)% H	(.77)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,235	$ 441,312	$ 349,982	$ 77,658	$ 60,660	$ 16,669
Portfolio turnover rate F	248% A	178%	173%	220%	94%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.11)
Redemption fees added to paid in capital E, I	-
Net asset value, end of period	$ 14.22
Total Return B, C	(.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A
Expenses net of fee waivers, if any	.77% A
Expenses net of all reductions	.77% A
Net investment income (loss)	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate F	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (the Funds) are funds of Fidelity Devonshire Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth, respectively, on February 13, 2007. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of (FMR).

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,636,985,770	$ 139,590,240	$ (71,172,024)	$ 68,418,216
Fidelity Mid Cap Value Fund	1,012,785,400	76,361,675	(57,633,523)	18,728,152
Fidelity Large Cap Growth Fund	187,053,828	4,305,733	(8,591,674)	(4,285,941)
Fidelity Mid Cap Growth Fund	450,027,173	42,589,702	(41,077,206)	1,512,496

Short-Term Trading (Redemption) Fees. Shares held in Fidelity Mid Cap Value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management and Research Company (FMR), are retained by each Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Fund	1,509,075,680	1,216,485,203
Fidelity Mid Cap Value Fund	1,230,279,780	899,477,419
Fidelity Large Cap Growth Fund	423,894,336	434,615,489
Fidelity Mid Cap Growth Fund	528,542,793	557,519,411

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the Funds is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.56%
Fidelity Mid Cap Value Fund	.30%	.26%	.52%
Fidelity Large Cap Growth Fund	.30%	.26%	.66%
Fidelity Mid Cap Growth Fund	.30%	.26%	.51%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,954	$ 504
Class T	.25%	.25%	7,102	-
Class B	.75%	.25%	6,777	5,158
Class C	.75%	.25%	1,950	1,156
			$ 18,783	$ 6,818
Fidelity Mid Cap Value Fund
Class A	-%	.25%	$ 2,001	$ 393
Class T	.25%	.25%	2,929	189
Class B	.75%	.25%	8,607	6,552
Class C	.75%	.25%	5,208	3,754
			$ 18,745	$ 10,888
Fidelity Large Cap Growth Fund
Class A	-%	.25%	$ 221	$ 116
Class T	.25%	.25%	306	234
Class B	.75%	.25%	840	746
Class C	.75%	.25%	838	719
			$ 2,205	$ 1,815
Fidelity Mid Cap Growth Fund
Class A	-%	.25%	$ 251	$ 116
Class T	.25%	.25%	470	231
Class B	.75%	.25%	974	846
Class C	.75%	.25%	869	788
			$ 2,564	$ 1,981

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 8,309
Class T	2,712
Class B*	214
Class C*	11
$ 11,246
Fidelity Mid Cap Value Fund
Class A	$ 9,710
Class T	3,750
Class B*	662
$ 14,122
Fidelity Large Cap Growth Fund
Class A	$ 1,095
Class T	272
Class C*	3
$ 1,370
Fidelity Mid Cap Growth Fund
Class A	$ 1,416
Class T	503
$ 1,919

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds, except for Fidelity Large Cap Value, Fidelity Mid Cap Value, Fidelity Large Cap Growth, and Fidelity Mid Cap Growth. Fidelity Service Company, Inc. (FSC) is the transfer agent for Fidelity Large Cap Value, Fidelity Mid Cap Value, Fidelity Large Cap Growth, and Fidelity Mid Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 2,609.22
Class T	2,910.20
Class B	1,721.25
Class C	493.25
Large Cap Value	1,797,039.23
Institutional Class	174.22
	$ 1,804,946
Fidelity Mid Cap Value Fund
Class A	$ 2,181.27
Class T	1,677.28
Class B	2,560.30
Class C	1,477.28

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Value Fund	Amount	% of Average Net Assets*
Mid Cap Value	$ 1,099,765.24
Institutional Class	276.30
	$ 1,107,936
Fidelity Large Cap Growth Fund
Class A	$ 228.26
Class T	153.25
Class B	243.29
Class C	213.25
Large Cap Growth	272,135.31
Institutional Class	128.19
	$ 273,100
Fidelity Mid Cap Growth Fund
Class A	$ 258.25
Class T	247.26
Class B	288.29
Class C	226.26
Mid Cap Growth	594,477.27
Institutional Class	77.16
	$ 595,573

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 6,280
Fidelity Mid Cap Value Fund	3,154
Fidelity Large Cap Growth Fund	1,371
Fidelity Mid Cap Growth Fund	2,360

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Large Cap Value Fund	$ 854
Fidelity Mid Cap Value Fund	434
Fidelity Large Cap Growth Fund	111
Fidelity Mid Cap Growth Fund	272

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity Large Cap Growth Fund
Class A	1.25%	$ 106
Class T	1.50%	63
Class B	2.00%	110
Class C	2.00%	81
Large Cap Growth	1.00%	117,661
Institutional Class	1.00%	10

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement

Fidelity Large Cap Value Fund
Large Cap Value	$ 63,098
Fidelity Mid Cap Value Fund
Mid Cap Value	63,479
Fidelity Mid Cap Growth Fund
Mid Cap Growth	62,875

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Large Cap Value Fund	$ -	$
Class A		14
Class C		7
Large Cap Value		23,670
Fidelity Mid Cap Value Fund	566
Class B		3
Mid Cap Value		9,870

Semiannual Report

9. Expense Reductions - continued

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Large Cap Growth Fund	$ 136	$
Large Cap Growth		7,788
Fidelity Mid Cap Growth Fund	898
Mid Cap Growth		15,173

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2007A	Year ended January 31, 2007
Fidelity Large Cap Value Fund
From net investment income
Large Cap Value	$ -	$ 10,401,399
From net realized gain
Class A	$ 1,900	$ -
Class T	1,907	-
Class B	1,882	-
Class C	1,882	-
Large Cap Value	27,671,101	14,021,724
Institutional Class	2,176	-
Total	$ 27,680,848	$ 14,021,724
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 68	$ -
Class T	87	-
Class B	259	-
Class C	66	-
Mid Cap Value	439,710	2,949,768
Institutional Class	68	-
Total	$ 440,258	$ 2,949,768

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended July 31, 2007A	Year ended January 31, 2007
From net realized gain
Class A	$ 2,183	$ -
Class T	2,783	-
Class B	8,282	-
Class C	2,126	-
Mid Cap Value	14,065,856	13,997,322
Institutional Class	2,186	-
Total	$ 14,083,416	$ 13,997,322
Fidelity Large Cap Growth Fund
From net investment income
Large Cap Growth	$ -	$ 137,207
From net realized gain
Class A	$ 1,871	$ -
Class T	1,797	-
Class B	1,903	-
Class C	1,891	-
Large Cap Growth	3,221,672	3,644,497
Institutional Class	1,797	-
Total	$ 3,230,931	$ 3,644,497
Fidelity Mid Cap Growth Fund
From net realized gain
Mid Cap Growth	$ -	$ 5,089,264

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to July 31, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Fidelity Large Cap Value Fund
Class A
Shares sold	565,557	-	$ 9,017,408	$ -
Reinvestment of distributions	131	-	1,900	-
Shares redeemed	(12,069)	-	(193,739)	-
Net increase (decrease)	553,619	-	$ 8,825,569	$ -
Class T
Shares sold	744,053	-	$ 11,908,827	$ -
Reinvestment of distributions	131	-	1,907	-
Shares redeemed	(9,285)	-	(148,819)	-
Net increase (decrease)	734,899	-	$ 11,761,915	$ -
Class B
Shares sold	270,350	-	$ 4,282,387	$ -
Reinvestment of distributions	130	-	1,882	-
Shares redeemed	(15,249)	-	(241,857)	-
Net increase (decrease)	255,231	-	$ 4,042,412	$ -
Class C
Shares sold	84,894	-	$ 1,344,806	$ -
Reinvestment of distributions	130	-	1,882	-
Shares redeemed	(2,056)	-	(32,532)	-
Net increase (decrease)	82,968	-	$ 1,314,156	$ -
Large Cap Value
Shares sold	32,145,484	72,550,724	$ 500,962,453	$ 1,029,577,278
Reinvestment of distributions	1,863,132	1,672,345	27,089,943	23,955,243
Shares redeemed	(15,818,112)	(25,616,795)	(246,395,905)	(368,491,524)
Net increase (decrease)	18,190,504	48,606,274	$ 281,656,491	$ 685,040,997

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Institutional Class
Shares sold	25,433	-	$ 392,467	$ -
Reinvestment of distributions	150	-	2,176	-
Net increase (decrease)	25,583	-	$ 394,643	$ -
Fidelity Mid Cap Value Fund
Class A
Shares sold	216,566	-	$ 3,904,448	$ -
Reinvestment of distributions	129	-	2,159	-
Shares redeemed	(7,831)	-	(142,887)	-
Net increase (decrease)	208,864	-	$ 3,763,720	$ -
Class T
Shares sold	152,597	-	$ 2,763,304	$ -
Reinvestment of distributions	171	-	2,870	-
Shares redeemed	(9,932)	-	(180,360)	-
Net increase (decrease)	142,836	-	$ 2,585,814	$ -
Class B
Shares sold	180,301	-	$ 3,221,082	$ -
Reinvestment of distributions	510	-	8,541	-
Shares redeemed	(17,107)	-	(311,133)	-
Net increase (decrease)	163,704	-	$ 2,918,490	$ -
Class C
Shares sold	126,616	-	$ 2,292,310	$ -
Reinvestment of distributions	131	-	2,192	-
Shares redeemed	(4,925)	-	(86,836)	-
Net increase (decrease)	121,822	-	$ 2,207,666	$ -
Mid Cap Value
Shares sold	26,468,038	26,022,900	$ 475,832,062	$ 415,931,492
Reinvestment of distributions	831,291	1,003,867	13,949,057	16,337,499
Shares redeemed	(8,649,665)	(10,884,934)	(156,123,339)	(173,050,014)
Net increase (decrease)	18,649,664	16,141,833	$ 333,657,780	$ 259,218,977
Institutional Class
Shares sold	15,928	-	$ 286,733	$ -
Reinvestment of distributions	134	-	2,254	-
Shares redeemed	(4)	-	(73)	-
Net increase (decrease)	16,058	-	$ 288,914	$ -
Fidelity Large Cap Growth Fund
Class A
Shares sold	35,467	-	$ 418,296	$ -
Reinvestment of distributions	168	-	1,871	-
Shares redeemed	(4,934)	-	(59,010)	-
Net increase (decrease)	30,701	-	$ 361,157	$ -
Class T
Shares sold	19,620	-	$ 232,848	$ -
Reinvestment of distributions	161	-	1,797	-
Shares redeemed	(424)	-	(5,123)	-
Net increase (decrease)	19,357	-	$ 229,522	$ -
Class B
Shares sold	24,118	-	$ 287,691	$ -
Reinvestment of distributions	171	-	1,903	-
Shares redeemed	(7)	-	(83)	-
Net increase (decrease)	24,282	-	$ 289,511	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Class C
Shares sold	30,667	-	$ 364,232	$ -
Reinvestment of distributions	170	-	1,891	-
Shares redeemed	(4,667)	-	(55,385)	-
Net increase (decrease)	26,170	-	$ 310,738	$ -
Large Cap Growth
Shares sold	2,712,470	10,973,541	$ 32,137,815	$ 124,315,764
Reinvestment of distributions	285,226	318,299	3,174,560	3,701,456
Shares redeemed	(3,808,927)	(9,222,108)	(45,192,620)	(102,538,999)
Net increase (decrease)	(811,231)	2,069,732	$ (9,880,245)	$ 25,478,221
Institutional Class
Shares sold	13,428	-	$ 156,889	$ -
Reinvestment of distributions	161	-	1,797	-
Shares redeemed	(21)	-	(254)	-
Net increase (decrease)	13,568	-	$ 158,432	$ -
Fidelity Mid Cap Growth Fund
Class A
Shares sold	37,406	-	$ 554,988	$ -
Class T
Shares sold	26,340	-	$ 389,362	$ -
Shares redeemed	(1)	-	(5)	-
Net increase (decrease)	26,339	-	$ 389,357	$ -
Class B
Shares sold	20,758	-	$ 302,707	$ -
Class C
Shares sold	23,209	-	$ 336,560	$ -
Shares redeemed	(128)	-	(1,859)	-
Net increase (decrease)	23,081	-	$ 334,701	$ -
Mid Cap Growth
Shares sold	4,586,408	24,363,804	$ 67,001,486	$ 336,430,868
Reinvestment of distributions	-	357,726	-	4,986,704
Shares redeemed	(6,291,563)	(18,209,467)	(91,965,947)	(243,991,431)
Net increase (decrease)	(1,705,155)	6,512,063	$ (24,964,461)	$ 97,426,141
Institutional Class
Shares sold	6,978	-	$ 100,000	$ -

A Share transactions for Class A, T, B, C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to July 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund
Fidelity Large Cap Value Fund
Fidelity Mid Cap Growth Fund
Fidelity Mid Cap Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedule.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The funds did not offer Advisor classes as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of each fund's management contract, the Board also approved non-material amendments to each fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as Large Cap Growth Fund's, Large Cap Value Fund's, and Mid Cap Growth Fund's positive performance adjustment, and Mid Cap Value Fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

ALCG-USAN-0907
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(Fidelity Investment logo)(registered trademark)

Fidelity Advisor Large Cap Value

Institutional Class

Fidelity Advisor Mid Cap Value

Institutional Class

Fidelity Advisor Large Cap Growth

Institutional Class

Fidelity Advisor Mid Cap Growth

Institutional Class

Funds

Semiannual Report

July 31, 2007

Each Institutional Class
listed above is a class of
Fidelity® Large Cap Value,
Fidelity Mid Cap Value,
Fidelity Large Cap Growth, and
Fidelity Mid Cap Growth
Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Advisor Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007) for the Existing Class* of each Fund and for the entire period (February 13, 2007 to July 31, 2007) for Class A, Class T, Class B, Class C, and Institutional Class for each Fund. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 992.80	$ 4.98B
Hypothetical A	$ 1,000.00	$ 1,019.44	$ 5.41 C
Class T
Actual	$ 1,000.00	$ 991.50	$ 6.09B
Hypothetical A	$ 1,000.00	$ 1,018.25	$ 6.61 C
Class B
Actual	$ 1,000.00	$ 988.90	$ 8.56B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Class C
Actual	$ 1,000.00	$ 990.20	$ 8.57B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Large Cap Value
Actual	$ 1,000.00	$ 1,008.50	$ 4.13B
Hypothetical A	$ 1,000.00	$ 1,020.68	$ 4.16 C
Institutional Class
Actual	$ 1,000.00	$ 993.50	$ 3.83B
Hypothetical A	$ 1,000.00	$ 1,020.68	$ 4.16 C
	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 983.20	$ 5.10 B
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56 C
Class T
Actual	$ 1,000.00	$ 982.10	$ 6.29B
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 6.85 C
Class B
Actual	$ 1,000.00	$ 980.40	$ 8.62 B
Hypothetical A	$ 1,000.00	$ 1,015.47	$ 9.39 C
Class C
Actual	$ 1,000.00	$ 979.80	$ 8.53 B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Mid Cap Value
Actual	$ 1,000.00	$ 1,010.80	$ 4.04 B
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06 C
Institutional Class
Actual	$ 1,000.00	$ 984.40	$ 4.09 B
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46 C
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 973.60	$ 5.71 B
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26 C
Class T
Actual	$ 1,000.00	$ 972.70	$ 6.85 B
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50 C
Class B
Actual	$ 1,000.00	$ 970.10	$ 9.12 B
Hypothetical A	$ 1,000.00	$ 1,014.88	$ 9.99 C
Class C
Actual	$ 1,000.00	$ 970.10	$ 9.12 B
Hypothetical A	$ 1,000.00	$ 1,014.88	$ 9.99 C
Large Cap Growth
Actual	$ 1,000.00	$ 969.50	$ 4.88 B
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01 C
Institutional Class
Actual	$ 1,000.00	$ 974.40	$ 4.57 B
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01 C
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 990.20	$ 5.11 B
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56 C
Class T
Actual	$ 1,000.00	$ 990.20	$ 6.31 B
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 6.85 C
Class B
Actual	$ 1,000.00	$ 987.40	$ 8.74 B
Hypothetical A	$ 1,000.00	$ 1,015.37	$ 9.49 C
Class C
Actual	$ 1,000.00	$ 988.10	$ 8.56 B
Hypothetical A	$ 1,000.00	$ 1,015.57	$ 9.30 C
Mid Cap Growth
Actual	$ 1,000.00	$ 993.00	$ 4.15 B
Hypothetical A	$ 1,000.00	$ 1,020.63	$ 4.21 C
	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Institutional Class
Actual	$ 1,000.00	$ 992.30	$ 3.55B
Hypothetical A	$ 1,000.00	$ 1,020.98	$ 3.86C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for the Existing Class* of each Fund and multiplied by 169/365 (to reflect the period February 13, 2007 to July 31, 2007) for Class A, Class T, Class B, Class C, and Institutional Class for each Fund.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

* The Existing Class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.08%
Class T	1.32%
Class B	1.86%
Class C	1.86%
Large Cap Value	.83%
Institutional Class	.83%
Fidelity Mid Cap Value Fund
Class A	1.11%
Class T	1.37%
Class B	1.88%
Class C	1.86%
Mid Cap Value	.81%
Institutional Class	.89%
Fidelity Large Cap Growth Fund
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Large Cap Growth	1.00%
Institutional Class	1.00%
Fidelity Mid Cap Growth Fund
Class A	1.11%
Class T	1.37%
Class B	1.90%
Class C	1.86%
Mid Cap Growth	.84%
Institutional Class	.77%

Semiannual Report

Fidelity Advisor Large Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	6.0
AT&T, Inc.	3.8	4.7
Citigroup, Inc.	3.1	2.7
General Electric Co.	3.0	1.7
JPMorgan Chase & Co.	3.0	2.6
Chevron Corp.	2.5	2.2
Bank of America Corp.	2.4	2.7
American International Group, Inc.	2.3	1.3
Verizon Communications, Inc.	2.3	0.0
McDonald's Corp.	2.1	1.7
	29.0
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.7	35.0
Energy	14.0	13.8
Industrials	10.7	7.0
Consumer Discretionary	7.7	8.5
Health Care	7.6	6.9
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.7%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	2.0%	** Foreign investments	0.9%

Semiannual Report

Fidelity Advisor Large Cap Value Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 1.6%
General Motors Corp. (d)	825,301	$ 26,739,752
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	711,800	34,073,866
Household Durables - 0.6%
Whirlpool Corp.	92,300	9,424,753
Media - 2.5%
The Walt Disney Co.	498,900	16,463,700
Time Warner, Inc.	1,342,700	25,860,402
		42,324,102
Multiline Retail - 0.5%
Big Lots, Inc. (a)(d)	293,500	7,589,910
Specialty Retail - 0.4%
RadioShack Corp.	268,300	6,742,379
TOTAL CONSUMER DISCRETIONARY		126,894,762
CONSUMER STAPLES - 7.3%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	247,800	22,039,332
Food & Staples Retailing - 1.3%
Kroger Co.	823,100	21,367,676
Food Products - 1.3%
Tyson Foods, Inc. Class A	987,500	21,033,750
Household Products - 0.3%
Procter & Gamble Co.	71,700	4,435,362
Personal Products - 0.5%
Alberto-Culver Co.	377,700	8,883,504
Tobacco - 2.6%
Altria Group, Inc.	447,500	29,745,325
Loews Corp. - Carolina Group	170,700	12,937,353
		42,682,678
TOTAL CONSUMER STAPLES		120,442,302
ENERGY - 14.0%
Energy Equipment & Services - 3.1%
Pride International, Inc. (a)	463,700	16,252,685
Tidewater, Inc. (d)	323,300	22,120,186
Transocean, Inc. (a)	128,100	13,764,345
		52,137,216
Oil, Gas & Consumable Fuels - 10.9%
Chevron Corp.	486,400	41,470,464
Exxon Mobil Corp.	884,800	75,323,024
Hess Corp.	263,300	16,113,960
Marathon Oil Corp.	568,200	31,364,640

	Shares	Value
Tesoro Corp.	237,100	$ 11,807,580
Valero Energy Corp.	62,401	4,181,491
		180,261,159
TOTAL ENERGY		232,398,375
FINANCIALS - 31.7%
Capital Markets - 5.7%
Ameriprise Financial, Inc.	305,800	18,430,566
Bank New York Mellon Corp.	163,900	6,973,945
Goldman Sachs Group, Inc.	150,000	28,251,000
Merrill Lynch & Co., Inc.	149,000	11,055,800
Morgan Stanley	467,300	29,846,451
		94,557,762
Commercial Banks - 0.8%
PNC Financial Services Group, Inc.	202,000	13,463,300
Diversified Financial Services - 8.5%
Bank of America Corp.	823,200	39,036,144
Citigroup, Inc.	1,114,760	51,914,373
JPMorgan Chase & Co.	1,131,100	49,779,711
		140,730,228
Insurance - 13.5%
ACE Ltd.	275,300	15,890,316
Allstate Corp. (d)	241,900	12,856,985
American Financial Group, Inc.	494,950	13,903,146
American International Group, Inc.	595,500	38,219,190
Loews Corp.	569,400	26,989,560
MetLife, Inc.	342,460	20,622,941
PartnerRe Ltd.	231,700	16,457,651
Prudential Financial, Inc.	309,500	27,430,985
The Travelers Companies, Inc.	626,000	31,788,280
XL Capital Ltd. Class A	240,100	18,694,186
		222,853,240
Real Estate Investment Trusts - 0.5%
SL Green Realty Corp.	47,600	5,779,592
Taubman Centers, Inc.	32,600	1,567,734
		7,347,326
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	151,500	16,631,670
Thrifts & Mortgage Finance - 1.7%
Fannie Mae	478,600	28,639,424
TOTAL FINANCIALS		524,222,950
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	304,100	17,193,814
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	175,800	8,281,938
Medco Health Solutions, Inc. (a)	130,600	10,613,862
Wellcare Health Plans, Inc. (a)	128,500	13,011,910
		31,907,710
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.1%
PerkinElmer, Inc.	668,300	$ 18,598,789
Pharmaceuticals - 3.6%
Johnson & Johnson	141,500	8,560,750
Merck & Co., Inc.	255,700	12,695,505
Pfizer, Inc.	890,800	20,942,708
Watson Pharmaceuticals, Inc. (a)	542,900	16,515,018
		58,713,981
TOTAL HEALTH CARE		126,414,294
INDUSTRIALS - 10.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	139,500	10,959,120
Honeywell International, Inc.	175,800	10,110,258
Northrop Grumman Corp.	266,900	20,311,090
Raytheon Co.	265,900	14,720,224
		56,100,692
Industrial Conglomerates - 3.0%
General Electric Co.	1,302,400	50,481,024
Machinery - 4.3%
AGCO Corp. (a)	281,283	10,809,706
Cummins, Inc.	142,500	16,914,750
Deere & Co.	154,000	18,544,680
Pall Corp.	280,100	11,629,752
Terex Corp. (a)	149,500	12,894,375
		70,793,263
TOTAL INDUSTRIALS		177,374,979
INFORMATION TECHNOLOGY - 3.9%
Computers & Peripherals - 1.5%
Hewlett-Packard Co.	191,200	8,800,936
International Business Machines Corp.	148,100	16,387,265
		25,188,201
Electronic Equipment & Instruments - 1.4%
Arrow Electronics, Inc. (a)	348,200	13,308,204
Avnet, Inc. (a)	246,500	9,337,420
		22,645,624
IT Services - 1.0%
Computer Sciences Corp. (a)	293,700	16,353,216
TOTAL INFORMATION TECHNOLOGY		64,187,041
MATERIALS - 4.5%
Chemicals - 3.2%
Albemarle Corp.	216,100	8,693,703
CF Industries Holdings, Inc.	142,600	8,196,648
Dow Chemical Co.	396,100	17,222,428

	Shares	Value
FMC Corp.	106,000	$ 9,447,780
Lubrizol Corp.	144,600	9,060,636
		52,621,195
Metals & Mining - 1.3%
Commercial Metals Co.	269,600	8,314,464
United States Steel Corp.	131,400	12,915,306
		21,229,770
TOTAL MATERIALS		73,850,965
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.7%
AT&T, Inc.	1,586,562	62,129,768
Embarq Corp.	174,700	10,794,713
Verizon Communications, Inc.	894,300	38,115,066
		111,039,547
UTILITIES - 5.6%
Electric Utilities - 1.6%
FirstEnergy Corp.	184,200	11,190,150
FPL Group, Inc.	254,600	14,698,058
		25,888,208
Independent Power Producers & Energy Traders - 1.9%
Constellation Energy Group, Inc.	189,900	15,913,620
NRG Energy, Inc. (a)	416,900	16,071,495
		31,985,115
Multi-Utilities - 2.1%
PG&E Corp. (d)	324,630	13,897,410
Public Service Enterprise Group, Inc.	249,700	21,511,655
		35,409,065
TOTAL UTILITIES		93,282,388
TOTAL COMMON STOCKS (Cost $1,580,985,403)		1,650,107,603
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 5.38% (b)	3,343,833	3,343,833
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	51,952,550	51,952,550
TOTAL MONEY MARKET FUNDS (Cost $55,296,383)		55,296,383
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,636,281,786)	1,705,403,986
NET OTHER ASSETS - (3.0)%	(50,309,248)
NET ASSETS - 100%	$ 1,655,094,738
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 402,969
Fidelity Securities Lending Cash Central Fund	16,123
Total	$ 419,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,049,919) - See accompanying schedule: Unaffiliated issuers (cost $1,580,985,403)	$ 1,650,107,603
Fidelity Central Funds (cost $55,296,383)	55,296,383
Total Investments (cost $1,636,281,786)		$ 1,705,403,986
Receivable for investments sold		30,289,454
Receivable for fund shares sold		3,328,765
Dividends receivable		1,238,487
Distributions receivable from Fidelity Central Funds		79,700
Prepaid expenses		1,460
Other receivables		1,183
Total assets		1,740,343,035

Liabilities
Payable for investments purchased	$ 28,819,019
Payable for fund shares redeemed	3,257,466
Accrued management fee	807,659
Distribution fees payable	10,004
Other affiliated payables	361,172
Other payables and accrued expenses	40,427
Collateral on securities loaned, at value	51,952,550
Total liabilities		85,248,297

Net Assets		$ 1,655,094,738
Net Assets consist of:
Paid in capital		$ 1,511,031,291
Undistributed net investment income		7,901,193
Accumulated undistributed net realized gain (loss) on investments		67,040,054
Net unrealized appreciation (depreciation) on investments		69,122,200
Net Assets		$ 1,655,094,738

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,302,875 ÷ 553,619 shares)	$ 15.00

Maximum offering price per share (100/94.25 of $15.00)	$ 15.92
Class T: Net Asset Value and redemption price per share ($11,006,767 ÷ 734,899 shares)	$ 14.98

Maximum offering price per share (100/96.50 of $14.98)	$ 15.52
Class B: Net Asset Value and offering price per share ($3,813,442 ÷ 255,231 shares) A	$ 14.94

Class C: Net Asset Value and offering price per share ($1,240,874 ÷ 82,968 shares) A	$ 14.96

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,630,346,762 ÷ 108,577,839 shares)	$ 15.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($384,018 ÷ 25,583 shares)	$ 15.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Value Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,828,341
Interest		4,825
Income from Fidelity Central Funds (including $16,123 from security lending)		419,092
Total income		14,252,258

Expenses
Management fee Basic fee	$ 4,449,265
Performance adjustment	39,219
Transfer agent fees	1,804,946
Distribution fees	18,783
Accounting and security lending fees	248,304
Custodian fees and expenses	14,410
Independent trustees' compensation	2,352
Registration fees	65,892
Audit	28,342
Legal	4,288
Miscellaneous	18,190
Total expenses before reductions	6,693,991
Expense reductions	(87,074)	6,606,917
Net investment income (loss)		7,645,341
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		68,727,464
Change in net unrealized appreciation (depreciation) on investment securities		(74,343,152)
Net gain (loss)		(5,615,688)
Net increase (decrease) in net assets resulting from operations		$ 2,029,653

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,645,341	$ 9,973,926
Net realized gain (loss)	68,727,464	34,353,479
Change in net unrealized appreciation (depreciation)	(74,343,152)	98,674,962
Net increase (decrease) in net assets resulting from operations	2,029,653	143,002,367
Distributions to shareholders from net investment income	-	(10,401,399)
Distributions to shareholders from net realized gain	(27,680,848)	(14,021,724)
Total distributions	(27,680,848)	(24,423,123)
Share transactions - net increase (decrease)	307,995,186	685,040,997
Redemption fees	-	21,396
Total increase (decrease) in net assets	282,343,991	803,641,637

Net Assets
Beginning of period	1,372,750,747	569,109,110
End of period (including undistributed net investment income of $7,901,193 and undistributed net investment income of $274,346, respectively)	$ 1,655,094,738	$ 1,372,750,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.12)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 15.00
Total Return B, C, D	(.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A
Expenses net of fee waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,303
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Period ended July 31, 2007 H
Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.14)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.98
Total Return B, C, D	(.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A
Expenses net of fee waivers, if any	1.32% A
Expenses net of all reductions	1.32% A
Net investment income (loss)	.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,007
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.18)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.94
Total Return B, C, D	(1.11)%
Ratios to Average Net Assets F, I
Expenses before reduction	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,813
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.16)
Total from investment operations	(.16)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 14.96
Total Return B, C, D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241
Portfolio turnover rate G	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17	$ 10.17
Income from Investment Operations
Net investment income (loss) D	.08	.16	.17	.09 G	.09	.08
Net realized and unrealized gain (loss)	.04 H	1.80	1.87	1.47	2.47	(2.00)
Total from investment operations	.12	1.96	2.04	1.56	2.56	(1.92)
Distributions from net investment income	-	(.13)	(.11)	(.05)	(.09)	(.08)
Distributions from net realized gain	(.29)	(.26)	(.35)	(.11)	-	-
Total distributions	(.29)	(.39)	(.46)	(.16)	(.09)	(.08)
Redemption fees added to paid in capital D	-	- J, K	- J	- J	- J	- J
Net asset value, end of period	$ 15.02	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Total Return B, C	.85%	14.63%	17.09%	14.68%	31.44%	(18.92)%
Ratios to Average Net Assets E, I
Expenses before reductions	.84% A	.89%	.89%	1.07%	1.45%	1.83%
Expenses net of fee waivers, if any	.83% A	.89%	.89%	1.07%	1.20%	1.20%
Expenses net of all reductions	.83% A	.89%	.84%	1.05%	1.18%	1.19%
Net investment income (loss)	.96% A	1.10%	1.32%	.79% G	.99%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,630,347	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168	$ 15,582
Portfolio turnover rate F	157% A	164%	175%	170%	72%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.11)
Distributions from net realized gain	(.29)
Net asset value, end of period	$ 15.01
Total Return B, C	(.65)%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A
Expenses net of fee waivers, if any	.83% A
Expenses net of all reductions	.83% A
Net investment income (loss)	.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384
Portfolio turnover rate F	157% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	2.3	0.0
Ameriprise Financial, Inc.	2.2	2.0
Energen Corp.	1.8	0.0
XL Capital Ltd. Class A	1.7	0.0
Constellation Energy Group, Inc.	1.6	1.5
Whirlpool Corp.	1.6	0.0
NRG Energy, Inc.	1.6	0.0
Janus Capital Group, Inc.	1.6	0.0
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1.6	1.6
Tidewater, Inc.	1.5	1.0
	17.5
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.5	32.1
Consumer Discretionary	13.1	12.8
Utilities	12.5	14.9
Industrials	10.7	7.8
Information Technology	7.5	6.8
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.4%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	4.2%	** Foreign investments	1.3%

Semiannual Report

Fidelity Advisor Mid Cap Value Fund

Showing Percentage of Net Assets

Investments July 31, 2007 (Unaudited)

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.4%
TRW Automotive Holdings Corp. (a)	438,600	$ 14,416,782
Hotels, Restaurants & Leisure - 1.0%
Jack in the Box, Inc. (a)	153,300	9,809,667
Household Durables - 2.3%
Snap-On, Inc.	127,600	6,677,308
Whirlpool Corp.	157,500	16,082,325
		22,759,633
Internet & Catalog Retail - 1.0%
Expedia, Inc. (a)	388,800	10,345,968
Leisure Equipment & Products - 1.0%
Hasbro, Inc. (d)	339,800	9,521,196
Media - 1.0%
Liberty Media Corp. New - Capital Series A (a)	91,100	10,426,395
Multiline Retail - 2.0%
Big Lots, Inc. (a)(d)	363,300	9,394,938
Dillard's, Inc. Class A	116,400	3,479,196
Dollar Tree Stores, Inc. (a)	194,400	7,437,744
		20,311,878
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	261,300	9,950,304
RadioShack Corp. (d)	500,200	12,570,026
Sherwin-Williams Co.	159,400	11,108,586
		33,628,916
TOTAL CONSUMER DISCRETIONARY		131,220,435
CONSUMER STAPLES - 6.9%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	150,000	13,341,000
Food & Staples Retailing - 1.0%
Kroger Co.	369,800	9,600,008
Food Products - 3.2%
Dean Foods Co.	397,000	11,421,690
Smithfield Foods, Inc. (a)	325,100	10,097,606
Tyson Foods, Inc. Class A	480,500	10,234,650
		31,753,946
Tobacco - 1.4%
Loews Corp. - Carolina Group	184,100	13,952,939
TOTAL CONSUMER STAPLES		68,647,893
ENERGY - 7.0%
Energy Equipment & Services - 3.8%
National Oilwell Varco, Inc. (a)	101,200	12,155,132
Pride International, Inc. (a)	312,200	10,942,610
Tidewater, Inc. (d)	228,300	15,620,286
		38,718,028

	Shares	Value
Oil, Gas & Consumable Fuels - 3.2%
Hess Corp.	373,100	$ 22,833,719
Tesoro Corp.	179,800	8,954,040
		31,787,759
TOTAL ENERGY		70,505,787
FINANCIALS - 29.5%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	373,700	22,522,899
Janus Capital Group, Inc.	522,700	15,712,362
		38,235,261
Commercial Banks - 4.7%
BOK Financial Corp.	118,400	5,922,368
City National Corp.	198,400	14,044,736
Colonial Bancgroup, Inc.	593,000	12,933,330
East West Bancorp, Inc.	119,400	4,377,204
Synovus Financial Corp.	356,800	9,976,128
		47,253,766
Consumer Finance - 0.5%
AmeriCredit Corp. (a)(d)	259,300	5,274,162
Insurance - 14.1%
ACE Ltd.	156,900	9,056,268
Allied World Assurance Co. Holdings Ltd.	204,000	9,679,800
American Financial Group, Inc.	406,800	11,427,012
Assurant, Inc.	240,400	12,193,088
Axis Capital Holdings Ltd.	218,700	8,059,095
Endurance Specialty Holdings Ltd.	96,300	3,601,620
MBIA, Inc.	103,800	5,823,180
Nationwide Financial Services, Inc. Class A (sub. vtg.)	275,400	15,673,014
OdysseyRe Holdings Corp.	313,200	11,024,640
PartnerRe Ltd. (d)	164,100	11,656,023
Philadelphia Consolidated Holdings Corp. (a)	179,200	6,476,288
SAFECO Corp.	192,100	11,232,087
The Chubb Corp.	172,760	8,708,832
XL Capital Ltd. Class A	213,900	16,654,254
		141,265,201
Real Estate Investment Trusts - 3.8%
Annaly Capital Management, Inc.	530,500	7,665,725
iStar Financial, Inc.	186,200	6,764,646
SL Green Realty Corp.	73,200	8,887,944
Taubman Centers, Inc.	173,100	8,324,379
Thornburg Mortgage, Inc. (SBI)	256,000	6,507,520
		38,150,214
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	106,000	11,636,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	608,300	$ 7,433,426
TFS Financial Corp. (a)	524,600	5,959,456
		13,392,882
TOTAL FINANCIALS		295,208,166
HEALTH CARE - 2.9%
Health Care Providers & Services - 1.3%
AmerisourceBergen Corp.	135,100	6,364,561
Wellcare Health Plans, Inc. (a)	59,900	6,065,474
		12,430,035
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	227,600	6,334,108
Pharmaceuticals - 1.0%
King Pharmaceuticals, Inc. (a)	267,100	4,543,371
Watson Pharmaceuticals, Inc. (a)	187,300	5,697,666
		10,241,037
TOTAL HEALTH CARE		29,005,180
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
DRS Technologies, Inc.	115,900	6,068,524
L-3 Communications Holdings, Inc.	99,700	9,726,732
Precision Castparts Corp.	69,000	9,457,140
		25,252,396
Airlines - 1.0%
UAL Corp. (a)	219,000	9,666,660
Machinery - 6.9%
AGCO Corp. (a)	317,800	12,213,054
Cummins, Inc.	92,900	11,027,230
Eaton Corp.	101,300	9,844,334
Ingersoll-Rand Co. Ltd. Class A	250,100	12,585,032
Pall Corp.	297,200	12,339,744
Terex Corp. (a)	131,600	11,350,500
		69,359,894
Road & Rail - 0.3%
YRC Worldwide, Inc. (a)	102,900	3,305,148
TOTAL INDUSTRIALS		107,584,098
INFORMATION TECHNOLOGY - 7.5%
Electronic Equipment & Instruments - 2.7%
Arrow Electronics, Inc. (a)	164,200	6,275,724
Avnet, Inc. (a)	162,900	6,170,652
Ingram Micro, Inc. Class A (a)	349,200	7,001,460
Vishay Intertechnology, Inc. (a)	486,900	7,551,819
		26,999,655

	Shares	Value
IT Services - 1.8%
Computer Sciences Corp. (a)	200,100	$ 11,141,568
Convergys Corp. (a)	349,000	6,648,450
		17,790,018
Office Electronics - 1.4%
Xerox Corp. (a)	817,900	14,280,534
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	303,900	3,756,204
Atmel Corp. (a)	1,021,200	5,504,268
		9,260,472
Software - 0.7%
Cadence Design Systems, Inc. (a)	319,800	6,843,720
TOTAL INFORMATION TECHNOLOGY		75,174,399
MATERIALS - 7.0%
Chemicals - 3.9%
Albemarle Corp.	125,900	5,064,957
Celanese Corp. Class A	233,800	8,767,500
CF Industries Holdings, Inc.	164,400	9,449,712
FMC Corp.	104,000	9,269,520
Lubrizol Corp.	108,000	6,767,280
		39,318,969
Metals & Mining - 3.1%
Commercial Metals Co.	380,200	11,725,368
Steel Dynamics, Inc.	187,300	7,853,489
United States Steel Corp.	112,500	11,057,625
		30,636,482
TOTAL MATERIALS		69,955,451
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
CenturyTel, Inc.	150,400	6,898,848
Embarq Corp.	164,300	10,152,097
		17,050,945
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	89,600	5,949,440
TOTAL TELECOMMUNICATION SERVICES		23,000,385
UTILITIES - 12.5%
Electric Utilities - 1.5%
Edison International	291,300	15,406,857
Gas Utilities - 1.8%
Energen Corp.	330,400	17,481,464
Independent Power Producers & Energy Traders - 4.6%
Constellation Energy Group, Inc.	196,200	16,441,560
Mirant Corp. (a)	361,700	13,683,111
NRG Energy, Inc. (a)	410,100	15,809,355
		45,934,026
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 4.6%
CMS Energy Corp.	590,200	$ 9,537,632
OGE Energy Corp.	229,400	7,604,610
PG&E Corp. (d)	332,600	14,238,606
Sempra Energy	275,300	14,513,816
		45,894,664
TOTAL UTILITIES		124,717,011
TOTAL COMMON STOCKS (Cost $976,074,002)		995,018,805
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 5.38% (b)	2,979,647	2,979,647
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	33,515,100	33,515,100
TOTAL MONEY MARKET FUNDS (Cost $36,494,747)		36,494,747
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,012,568,749)	1,031,513,552
NET OTHER ASSETS - (3.0)%	(30,010,059)
NET ASSETS - 100%	$ 1,001,503,493
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,764
Fidelity Securities Lending Cash Central Fund	27,203
Total	$ 306,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,593,121) - See accompanying schedule: Unaffiliated issuers (cost $976,074,002)	$ 995,018,805
Fidelity Central Funds (cost $36,494,747)	36,494,747
Total Investments (cost $1,012,568,749)		$ 1,031,513,552
Cash		1,225
Receivable for investments sold		70,700,188
Receivable for fund shares sold		2,181,854
Dividends receivable		139,271
Distributions receivable from Fidelity Central Funds		36,326
Prepaid expenses		819
Other receivables		552
Total assets		1,104,573,787

Liabilities
Payable for investments purchased	$ 61,749,572
Payable for fund shares redeemed	7,049,781
Accrued management fee	472,611
Distribution fees payable	5,865
Other affiliated payables	238,119
Other payables and accrued expenses	39,246
Collateral on securities loaned, at value	33,515,100
Total liabilities		103,070,294

Net Assets		$ 1,001,503,493
Net Assets consist of:
Paid in capital		$ 935,328,855
Undistributed net investment income		2,234,175
Accumulated undistributed net realized gain (loss) on investments		44,995,660
Net unrealized appreciation (depreciation) on investments		18,944,803
Net Assets		$ 1,001,503,493

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,549,810 ÷ 208,864 shares)	$ 17.00

Maximum offering price per share (100/94.25 of $17.00)	$ 18.04
Class T: Net Asset Value and redemption price per share ($2,426,056 ÷ 142,836 shares)	$ 16.98

Maximum offering price per share (100/96.50 of $16.98)	$ 17.60
Class B: Net Asset Value and offering price per share ($2,774,287 ÷ 163,704 shares) A	$ 16.95

Class C: Net Asset Value and offering price per share ($2,064,181 ÷ 121,822 shares) A	$ 16.94

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($990,415,841 ÷ 58,169,171 shares)	$ 17.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($273,318 ÷ 16,058 shares)	$ 17.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 5,831,268
Interest		534
Income from Fidelity Central Funds (including $27,203 from security lending)		306,967
Total income		6,138,769

Expenses
Management fee
Basic fee	$ 2,613,355
Performance adjustment	(189,743)
Transfer agent fees	1,107,936
Distribution fees	18,745
Accounting and security lending fees	159,303
Custodian fees and expenses	10,443
Independent trustees' compensation	1,316
Registration fees	106,449
Audit	27,187
Legal	2,270
Miscellaneous	11,032
Total expenses before reductions	3,868,293
Expense reductions	(74,054)	3,794,239
Net investment income (loss)		2,344,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45,304,260
Change in net unrealized appreciation (depreciation) on investment securities		(55,870,882)
Net gain (loss)		(10,566,622)
Net increase (decrease) in net assets resulting from operations		$ (8,222,092)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,344,530	$ 2,688,685
Net realized gain (loss)	45,304,260	24,851,516
Change in net unrealized appreciation (depreciation)	(55,870,882)	43,131,851
Net increase (decrease) in net assets resulting from operations	(8,222,092)	70,672,052
Distributions to shareholders from net investment income	(440,258)	(2,949,768)
Distributions to shareholders from net realized gain	(14,083,416)	(13,997,322)
Total distributions	(14,523,674)	(16,947,090)
Share transactions - net increase (decrease)	345,422,384	259,218,977
Redemption fees	32,513	33,264
Total increase (decrease) in net assets	322,709,131	312,977,203

Net Assets
Beginning of period	678,794,362	365,817,159
End of period (including undistributed net investment income of $2,234,175 and undistributed net investment income of $375,291, respectively)	$ 1,001,503,493	$ 678,794,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.30)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 17.00
Total Return B, C, D	(1.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	1.11% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,550
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.32)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.98
Total Return B, C, D	(1.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.37% A
Expenses net of all reductions	1.37% A
Net investment income (loss)	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,426
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.35)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.95
Total Return B, C, D	(1.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A
Expenses net of fee waivers, if any	1.88% A
Expenses net of all reductions	1.88% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,774
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.36)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 16.94
Total Return B, C, D	(2.02)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,064
Portfolio turnover rate G	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.05	.09	.16 G	.08	.06	.08
Net realized and unrealized gain (loss)	.13 H	1.98	2.59	2.10	3.45	(1.74)
Total from investment operations	.18	2.07	2.75	2.18	3.51	(1.66)
Distributions from net investment income	(.01)	(.09)	(.10)	(.04)	(.04)	(.08)
Distributions from net realized gain	(.32)	(.45)	(1.15)	(.32)	-	-
Total distributions	(.33)	(.54)	(1.24) K	(.36)	(.04)	(.08)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.03	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Total Return B, C	1.08%	13.48%	19.97%	17.75%	39.69%	(15.71)%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.84%	.86%	.91%	1.07%	1.28%
Expenses net of fee waivers, if any	.81% A	.84%	.86%	.91%	1.07%	1.20%
Expenses net of all reductions	.81% A	.84%	.81%	.90%	1.05%	1.18%
Net investment income (loss)	.51% A	.56%	1.08% G	.59%	.55%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 990,416	$ 678,794	$ 365,817	$ 153,231	$ 95,797	$ 36,419
Portfolio turnover rate F	199% A	187%	207%	196%	97%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.24 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.28)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.32)
Total distributions	(.33)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 17.02
Total Return B, C	(1.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A
Expenses net of fee waivers, if any	.89% A
Expenses net of all reductions	.89% A
Net investment income (loss)	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 273
Portfolio turnover rate F	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	1.3
Dell, Inc.	3.9	0.0
Baxter International, Inc.	3.4	0.0
Accenture Ltd. Class A	3.3	0.0
National Semiconductor Corp.	3.1	0.0
Biogen Idec, Inc.	3.1	2.2
Kroger Co.	3.1	0.5
Hershey Co.	3.1	0.0
WESCO International, Inc.	3.0	0.0
Symantec Corp.	3.0	0.0
	34.0
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.9	27.4
Health Care	16.2	19.1
Industrials	14.2	13.6
Consumer Discretionary	13.5	14.2
Consumer Staples	9.9	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 99.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	5.5%	** Foreign investments	3.4%

Semiannual Report

Fidelity Advisor Large Cap Growth Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	30,700	$ 881,704
Diversified Consumer Services - 0.7%
ITT Educational Services, Inc. (a)	11,300	1,193,958
Household Durables - 1.3%
NVR, Inc. (a)	2,200	1,272,656
Whirlpool Corp.	8,400	857,724
		2,130,380
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	9,600	753,984
Leisure Equipment & Products - 2.6%
Hasbro, Inc. (d)	130,200	3,648,204
Mattel, Inc.	29,600	678,136
		4,326,340
Media - 3.3%
EchoStar Communications Corp. Class A (a)	10,800	456,732
Regal Entertainment Group Class A (d)	234,700	5,020,233
		5,476,965
Multiline Retail - 1.3%
Big Lots, Inc. (a)(d)	80,900	2,092,074
Specialty Retail - 3.4%
Gamestop Corp. Class A (a)	15,600	629,460
RadioShack Corp. (d)	200,300	5,033,539
		5,662,999
TOTAL CONSUMER DISCRETIONARY		22,518,404
CONSUMER STAPLES - 9.9%
Beverages - 0.9%
Pepsi Bottling Group, Inc.	46,800	1,565,928
Food & Staples Retailing - 3.4%
Kroger Co.	197,300	5,121,908
Whole Foods Market, Inc.	15,100	559,304
		5,681,212
Food Products - 5.6%
Dean Foods Co.	146,700	4,220,559
Hershey Co.	110,400	5,089,440
		9,309,999
TOTAL CONSUMER STAPLES		16,557,139
ENERGY - 7.5%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	7,100	561,255
BJ Services Co.	15,700	410,555
Diamond Offshore Drilling, Inc.	4,000	412,720

	Shares	Value
GlobalSantaFe Corp.	5,700	$ 408,747
Halliburton Co. (d)	29,100	1,048,182
Nabors Industries Ltd. (a)	14,000	409,360
Schlumberger Ltd. (NY Shares)	29,700	2,813,184
Transocean, Inc. (a)	4,000	429,800
Weatherford International Ltd. (a)	8,200	453,706
		6,947,509
Oil, Gas & Consumable Fuels - 3.3%
Arch Coal, Inc.	13,800	412,482
Cheniere Energy, Inc. (a)(d)	11,100	417,582
CNX Gas Corp. (a)	15,400	411,642
Exxon Mobil Corp.	30,700	2,613,491
Peabody Energy Corp.	9,800	414,148
W&T Offshore, Inc.	17,600	412,192
Williams Companies, Inc.	13,600	438,600
XTO Energy, Inc.	7,500	408,975
		5,529,112
TOTAL ENERGY		12,476,621
FINANCIALS - 7.4%
Capital Markets - 5.0%
Eaton Vance Corp. (non-vtg.)	72,000	3,013,920
Franklin Resources, Inc.	18,100	2,305,397
Goldman Sachs Group, Inc.	6,800	1,280,712
Janus Capital Group, Inc.	13,900	417,834
Lazard Ltd. Class A	14,000	518,420
Morgan Stanley	11,100	708,957
		8,245,240
Consumer Finance - 0.4%
First Marblehead Corp.	22,200	731,712
Insurance - 2.0%
CNA Financial Corp.	52,400	2,175,648
Philadelphia Consolidated Holdings Corp. (a)	32,300	1,167,322
		3,342,970
TOTAL FINANCIALS		12,319,922
HEALTH CARE - 16.2%
Biotechnology - 4.3%
Biogen Idec, Inc. (a)	91,300	5,162,102
Gilead Sciences, Inc. (a)	54,900	2,043,927
		7,206,029
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	108,400	5,701,840
Health Care Providers & Services - 0.8%
Aetna, Inc.	26,100	1,254,627
Health Care Technology - 0.8%
Health Corp. (a)	103,300	1,307,778
Life Sciences Tools & Services - 0.7%
Waters Corp. (a)	19,900	1,159,374
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.2%
Forest Laboratories, Inc. (a)	26,100	$ 1,049,220
Schering-Plough Corp.	150,900	4,306,686
Sepracor, Inc. (a)	179,300	5,043,709
		10,399,615
TOTAL HEALTH CARE		27,029,263
INDUSTRIALS - 14.2%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	16,200	1,595,376
Raytheon Co.	30,000	1,660,800
		3,256,176
Commercial Services & Supplies - 4.6%
ChoicePoint, Inc. (a)	21,400	829,036
Dun & Bradstreet Corp.	23,100	2,258,256
Manpower, Inc.	49,700	3,928,785
Steelcase, Inc. Class A	41,199	717,275
		7,733,352
Machinery - 1.9%
AGCO Corp. (a)	39,100	1,502,613
Joy Global, Inc.	32,100	1,588,629
		3,091,242
Road & Rail - 2.7%
Landstar System, Inc.	98,600	4,482,356
Trading Companies & Distributors - 3.0%
WESCO International, Inc. (a)	94,300	5,049,765
TOTAL INDUSTRIALS		23,612,891
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	140,200	4,053,182
Computers & Peripherals - 3.9%
Dell, Inc. (a)	229,300	6,413,521
IT Services - 3.3%
Accenture Ltd. Class A	131,500	5,540,095
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	46,900	1,088,080
Linear Technology Corp.	11,600	413,540
National Semiconductor Corp.	199,300	5,179,807
		6,681,427

	Shares	Value
Software - 13.3%
Autodesk, Inc. (a)	50,900	$ 2,156,633
FactSet Research Systems, Inc.	6,300	415,737
Intuit, Inc. (a)	50,400	1,443,456
Microsoft Corp.	284,500	8,247,655
Symantec Corp. (a)	263,000	5,049,600
Synopsys, Inc. (a)	198,700	4,860,202
		22,173,283
TOTAL INFORMATION TECHNOLOGY		44,861,508
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	6,800	587,316
Ecolab, Inc.	14,600	614,806
Monsanto Co.	9,900	638,055
Praxair, Inc.	10,100	773,862
Valspar Corp.	14,900	411,091
		3,025,130
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	4,300	404,114
Newmont Mining Corp.	19,800	826,650
		1,230,764
TOTAL MATERIALS		4,255,894
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (a)	77,300	404,279
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	11,300	409,625
TOTAL TELECOMMUNICATION SERVICES		813,904
UTILITIES - 1.1%
Electric Utilities - 0.6%
DPL, Inc.	15,600	414,648
Exelon Corp.	7,600	533,140
		947,788
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	20,700	406,755
Water Utilities - 0.3%
Aqua America, Inc. (d)	18,900	413,532
TOTAL UTILITIES		1,768,075
TOTAL COMMON STOCKS (Cost $170,494,961)		166,213,621
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	349,816	$ 349,816
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	16,204,450	16,204,450
TOTAL MONEY MARKET FUNDS (Cost $16,554,266)		16,554,266
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $187,049,227)		182,767,887
NET OTHER ASSETS - (9.7)%		(16,200,461)
NET ASSETS - 100%		166,567,426
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,703
Fidelity Securities Lending Cash Central Fund	39,755
Total	$ 77,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,463,445) - See accompanying schedule: Unaffiliated issuers (cost $170,494,961)	$ 166,213,621
Fidelity Central Funds (cost $16,554,266)	16,554,266
Total Investments (cost $187,049,227)		$ 182,767,887
Receivable for investments sold		42,662,867
Receivable for fund shares sold		463,090
Dividends receivable		64,589
Distributions receivable from Fidelity Central Funds		5,867
Prepaid expenses		303
Receivable from investment adviser for expense reductions		57,713
Other receivables		11,906
Total assets		226,034,222

Liabilities
Payable for investments purchased	$ 42,790,508
Payable for fund shares redeemed	305,387
Accrued management fee	86,670
Distribution fees payable	581
Other affiliated payables	50,203
Other payables and accrued expenses	28,997
Collateral on securities loaned, at value	16,204,450
Total liabilities		59,466,796

Net Assets		$ 166,567,426
Net Assets consist of:
Paid in capital		$ 155,441,705
Accumulated net investment loss		(200,747)
Accumulated undistributed net realized gain (loss) on investments		15,607,808
Net unrealized appreciation (depreciation) on investments		(4,281,340)
Net Assets		$ 166,567,426

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($347,464 ÷ 30,701 shares)	$ 11.32

Maximum offering price per share (100/94.25 of $11.32)	$ 12.01
Class T: Net Asset Value and redemption price per share ($218,957 ÷ 19,357 shares)	$ 11.31

Maximum offering price per share (100/96.50 of $11.31)	$ 11.72
Class B: Net Asset Value and offering price per share ($273,900 ÷ 24,282 shares)A	$ 11.28

Class C: Net Asset Value and offering price per share ($295,212 ÷ 26,170 shares)A	$ 11.28

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($165,278,110 ÷ 14,579,834 shares)	$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,783 ÷ 13,568 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Large Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 608,623
Interest		867
Income from Fidelity Central Funds (including $39,755 from security lending)		77,458
Total income		686,948

Expenses
Management fee Basic fee	$ 501,970
Performance adjustment	84,717
Transfer agent fees	273,100
Distribution fees	2,205
Accounting and security lending fees	35,986
Custodian fees and expenses	10,339
Independent trustees' compensation	283
Registration fees	71,357
Audit	25,207
Legal	588
Miscellaneous	7,937
Total expenses before reductions	1,013,689
Expense reductions	(125,994)	887,695
Net investment income (loss)		(200,747)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,284,217
Change in net unrealized appreciation (depreciation) on investment securities		(21,269,712)
Net gain (loss)		(4,985,495)
Net increase (decrease) in net assets resulting from operations		$ (5,186,242)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (200,747)	$ 26,323
Net realized gain (loss)	16,284,217	4,571,573
Change in net unrealized appreciation (depreciation)	(21,269,712)	(297,654)
Net increase (decrease) in net assets resulting from operations	(5,186,242)	4,300,242
Distributions to shareholders from net investment income	-	(137,207)
Distributions to shareholders from net realized gain	(3,230,931)	(3,644,497)
Total distributions	(3,230,931)	(3,781,704)
Share transactions - net increase (decrease)	(8,530,885)	25,478,221
Redemption fees	-	5,257
Total increase (decrease) in net assets	(16,948,058)	26,002,016

Net Assets
Beginning of period	183,515,484	157,513,468
End of period (including accumulated net investment loss of $200,747and undistributed net investment income of $0, respectively)	$ 166,567,426	$ 183,515,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.32)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.32
Total Return B, C, D	(2.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 347
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.33)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.31
Total Return B, C, D	(2.73)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	(.73)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.07)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.36)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.28
Total Return B, C, D	(2.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.07)
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.36)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.28
Total Return B, C, D	(2.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295
Portfolio turnover rate G	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93	$ 9.83
Income from Investment Operations
Net investment income (loss) D	(.01)	- J	.02 G	(.01) H	(.01)	(.01)
Net realized and unrealized gain (loss)	(.36)	.37	1.87	.97	2.29	(2.89)
Total from investment operations	(.37)	.37	1.89	.96	2.28	(2.90)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(.21)	(.26)	(.24)	-	-	-
Total distributions	(.21)	(.27)	(.24)	-	-	-
Redemption fees added to paid in capital D	-	- J, K	- J	- J	- J	- J
Net asset value, end of period	$ 11.34	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Total Return B, C	(3.05)%	3.20%	18.66%	10.42%	32.90%	(29.50)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.13% A	1.10%	1.12%	1.30%	1.53%	1.43%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.20%	1.20%	1.20%
Expenses net of all reductions	.99% A	.99%	.94%	1.13%	1.18%	1.18%
Net investment income (loss)	(.22)% A	.02%	.15% G	(.07)% H	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,278	$ 183,515	$ 157,513	$ 49,453	$ 23,079	$ 18,902
Portfolio turnover rate F	481% A	189%	268%	274%	81%	245%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.31)
Distributions from net realized gain	(.21)
Net asset value, end of period	$ 11.33
Total Return B, C	(2.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.02% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154
Portfolio turnover rate F	481% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	3.9	0.2
Allegheny Technologies, Inc.	2.8	3.9
BE Aerospace, Inc.	2.7	0.0
Terex Corp.	2.5	2.2
JCPenney Co., Inc.	2.2	3.2
Amylin Pharmaceuticals, Inc.	2.2	1.6
AMR Corp.	2.2	1.0
Brocade Communications Systems, Inc.	2.0	0.0
Cymer, Inc.	2.0	2.5
Energy Conversion Devices, Inc.	1.9	1.6
	24.4
Top Five Market Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	18.6
Consumer Discretionary	17.6	21.1
Industrials	16.1	15.9
Health Care	12.9	16.4
Energy	10.9	6.6
Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Stocks 97.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	2.1%	** Foreign investments	2.6%

Semiannual Report

Fidelity Advisor Mid Cap Growth Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Distributors - 0.2%
Building Materials Holding Corp. (d)	41,871	$ 581,588
Hotels, Restaurants & Leisure - 1.0%
Burger King Holdings, Inc.	89,189	2,166,401
Darden Restaurants, Inc.	10,600	451,242
Gaylord Entertainment Co. (a)	19,700	984,606
Penn National Gaming, Inc. (a)	11,654	670,105
		4,272,354
Household Durables - 5.1%
D.R. Horton, Inc.	278,266	4,541,301
KB Home (d)	193,200	6,145,692
Lennar Corp. Class A (d)	172,600	5,291,916
NVR, Inc. (a)	1,000	578,480
Ryland Group, Inc. (d)	141,400	4,701,550
		21,258,939
Media - 1.1%
E.W. Scripps Co. Class A	19,100	782,527
EchoStar Communications Corp. Class A (a)	16,757	708,654
R.H. Donnelley Corp. (a)	49,600	3,101,488
		4,592,669
Multiline Retail - 3.7%
Family Dollar Stores, Inc.	53,600	1,587,632
JCPenney Co., Inc.	133,300	9,069,732
Kohl's Corp. (a)	25,300	1,538,240
Macy's, Inc.	20,400	735,828
Nordstrom, Inc. (d)	54,965	2,615,235
		15,546,667
Specialty Retail - 5.6%
Abercrombie & Fitch Co. Class A	6,600	461,340
AutoZone, Inc. (a)	35,900	4,552,479
Gamestop Corp. Class A (a)	109,200	4,406,220
OfficeMax, Inc.	182,800	6,010,464
Ross Stores, Inc.	16,200	468,666
Sherwin-Williams Co.	40,300	2,808,507
The Men's Wearhouse, Inc.	46,100	2,277,340
TJX Companies, Inc.	76,200	2,114,550
		23,099,566
Textiles, Apparel & Luxury Goods - 0.9%
Polo Ralph Lauren Corp. Class A	41,700	3,725,895
TOTAL CONSUMER DISCRETIONARY		73,077,678
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.1%
SUPERVALU, Inc.	107,800	4,492,026
Food Products - 1.1%
Campbell Soup Co.	22,200	817,626

	Shares	Value
Corn Products International, Inc.	21,400	$ 954,868
Dean Foods Co.	70,000	2,013,900
Seaboard Corp.	480	960,000
		4,746,394
Personal Products - 1.5%
Avon Products, Inc.	71,300	2,567,513
Bare Escentuals, Inc.	59,700	1,684,137
NBTY, Inc. (a)	41,800	1,819,972
		6,071,622
TOTAL CONSUMER STAPLES		15,310,042
ENERGY - 10.9%
Energy Equipment & Services - 8.1%
Cameron International Corp. (a)	24,700	1,926,600
Diamond Offshore Drilling, Inc.	41,300	4,261,334
ENSCO International, Inc.	66,300	4,048,941
Grant Prideco, Inc. (a)	15,400	863,940
National Oilwell Varco, Inc. (a)	134,879	16,200,313
Smith International, Inc.	15,400	945,714
Tidewater, Inc.	8,100	554,202
Transocean, Inc. (a)	46,000	4,942,700
		33,743,744
Oil, Gas & Consumable Fuels - 2.8%
Holly Corp.	74,601	5,027,361
Southwestern Energy Co. (a)	30,800	1,251,404
Tesoro Corp.	22,400	1,115,520
Western Refining, Inc.	56,760	3,150,180
XTO Energy, Inc.	20,900	1,139,677
		11,684,142
TOTAL ENERGY		45,427,886
FINANCIALS - 7.3%
Capital Markets - 1.6%
Northern Trust Corp.	32,700	2,042,442
SEI Investments Co.	133,000	3,625,580
T. Rowe Price Group, Inc.	17,500	912,275
		6,580,297
Commercial Banks - 0.4%
Synovus Financial Corp.	67,500	1,887,300
Insurance - 3.6%
CNA Financial Corp.	50,080	2,079,322
HCC Insurance Holdings, Inc.	156,300	4,576,464
Philadelphia Consolidated Holdings Corp. (a)	92,000	3,324,880
The Chubb Corp.	66,600	3,357,306
W.R. Berkley Corp.	53,900	1,585,738
		14,923,710
Real Estate Investment Trusts - 0.4%
SL Green Realty Corp.	14,200	1,724,164
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	89,900	$ 3,139,308
Thrifts & Mortgage Finance - 0.5%
People's United Financial, Inc.	87,500	1,410,500
Provident Financial Services, Inc.	45,100	635,910
		2,046,410
TOTAL FINANCIALS		30,301,189
HEALTH CARE - 12.9%
Biotechnology - 4.5%
Amylin Pharmaceuticals, Inc. (a)(d)	195,000	9,069,450
Biogen Idec, Inc. (a)	102,000	5,767,080
Cephalon, Inc. (a)	21,600	1,623,024
Millennium Pharmaceuticals, Inc. (a)	46,300	467,167
Theravance, Inc. (a)	60,400	1,616,908
		18,543,629
Health Care Equipment & Supplies - 0.6%
Immucor, Inc. (a)	77,200	2,405,552
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (a)	6,000	300,780
Health Net, Inc. (a)	45,200	2,239,208
Henry Schein, Inc. (a)	79,573	4,323,997
Pediatrix Medical Group, Inc. (a)	34,887	1,882,503
		8,746,488
Life Sciences Tools & Services - 5.6%
Charles River Laboratories International, Inc. (a)	106,700	5,460,906
Pharmaceutical Product Development, Inc.	217,200	7,276,200
Thermo Fisher Scientific, Inc. (a)	145,970	7,621,094
Waters Corp. (a)	54,200	3,157,692
		23,515,892
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. (a)	6,700	227,867
TOTAL HEALTH CARE		53,439,428
INDUSTRIALS - 16.1%
Aerospace & Defense - 4.1%
BE Aerospace, Inc. (a)	283,744	11,508,657
Precision Castparts Corp.	33,500	4,591,510
Spirit AeroSystems Holdings, Inc. Class A	33,800	1,226,940
		17,327,107
Airlines - 3.3%
AMR Corp. (a)	366,800	9,052,624
US Airways Group, Inc. (a)	153,700	4,766,237
		13,818,861
Commercial Services & Supplies - 0.4%
Corrections Corp. of America (a)	54,500	1,572,325

	Shares	Value
Construction & Engineering - 0.9%
Fluor Corp.	22,000	$ 2,541,220
Foster Wheeler Ltd. (a)	9,500	1,067,705
		3,608,925
Electrical Equipment - 3.7%
Belden, Inc.	27,000	1,479,060
Energy Conversion Devices, Inc. (a)(d)	270,920	8,086,962
General Cable Corp. (a)	11,600	922,200
GrafTech International Ltd. (a)	94,738	1,467,492
Sunpower Corp. Class A (a)(d)	49,400	3,484,182
		15,439,896
Machinery - 3.7%
AGCO Corp. (a)	42,100	1,617,903
Joy Global, Inc.	70,600	3,493,994
Terex Corp. (a)	118,700	10,237,875
		15,349,772
TOTAL INDUSTRIALS		67,116,886
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.2%
Ciena Corp. (a)	38,100	1,391,793
CommScope, Inc. (a)	15,100	821,893
Foundry Networks, Inc. (a)	81,800	1,438,862
Harris Corp.	23,700	1,300,656
		4,953,204
Computers & Peripherals - 6.4%
Apple, Inc. (a)	48,400	6,377,184
Brocade Communications Systems, Inc. (a)	1,195,900	8,419,136
Diebold, Inc.	94,144	4,770,276
Seagate Technology	157,900	3,712,229
Sun Microsystems, Inc. (a)	682,600	3,481,260
		26,760,085
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	11,200	427,280
Arrow Electronics, Inc. (a)	45,278	1,730,525
		2,157,805
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	21,200	1,716,776
Mastercard, Inc. Class A	5,300	852,240
VeriFone Holdings, Inc. (a)(d)	42,000	1,529,220
		4,098,236
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Energy Industries, Inc. (a)	63,287	1,120,813
Broadcom Corp. Class A (a)	27,100	889,151
Cymer, Inc. (a)(d)	194,913	8,332,531
Cypress Semiconductor Corp. (a)	62,200	1,558,732
Integrated Device Technology, Inc. (a)	17,600	286,352
Lam Research Corp. (a)	41,700	2,411,928
Marvell Technology Group Ltd. (a)	217,080	3,907,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	107,400	$ 6,585,768
NVIDIA Corp. (a)	28,600	1,308,736
Varian Semiconductor Equipment Associates, Inc. (a)	21,900	1,029,300
Xilinx, Inc.	32,100	802,500
		28,233,251
Software - 3.1%
Activision, Inc. (a)	356,700	6,103,137
Autodesk, Inc. (a)	75,300	3,190,461
Cadence Design Systems, Inc. (a)	98,200	2,101,480
Take-Two Interactive Software, Inc. (a)(d)	86,650	1,527,640
		12,922,718
TOTAL INFORMATION TECHNOLOGY		79,125,299
MATERIALS - 5.6%
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	17,800	2,438,600
Metals & Mining - 5.0%
Allegheny Technologies, Inc.	111,818	11,733,063
Nucor Corp.	57,000	2,861,400
RTI International Metals, Inc. (a)	80,740	6,397,838
		20,992,301
TOTAL MATERIALS		23,430,901
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp. Class A (a)	142,005	5,915,928
NII Holdings, Inc. (a)	38,791	3,259,220
		9,175,148
UTILITIES - 2.5%
Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	22,700	1,185,621
PPL Corp.	56,100	2,644,554
		3,830,175

	Shares	Value
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	102,200	$ 2,008,230
Constellation Energy Group, Inc.	51,400	4,307,320
		6,315,550
TOTAL UTILITIES		10,145,725
TOTAL COMMON STOCKS (Cost $403,280,961)		406,550,182
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 5.38% (b)	8,305,937	8,305,937
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	36,683,550	36,683,550
TOTAL MONEY MARKET FUNDS (Cost $44,989,487)		44,989,487
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $448,270,448)		451,539,669
NET OTHER ASSETS - (8.6)%		(35,680,639)
NET ASSETS - 100%		415,859,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,826
Fidelity Securities Lending Cash Central Fund	169,626
Total	$ 381,452
Income Tax Information
At January 31, 2007, the fund had a capital loss carryforward of approximately $4,383,956 all of which will expire on January 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,376,004) - See accompanying schedule: Unaffiliated issuers (cost $403,280,961)	$ 406,550,182
Fidelity Central Funds (cost $44,989,487)	44,989,487
Total Investments (cost $448,270,448)		$ 451,539,669
Receivable for investments sold		1,542,444
Receivable for fund shares sold		850,552
Dividends receivable		38,832
Distributions receivable from Fidelity Central Funds		67,876
Prepaid expenses		835
Other receivables		4,604
Total assets		454,044,812

Liabilities
Payable for investments purchased	$ 631,797
Payable for fund shares redeemed	552,561
Accrued management fee	164,148
Distribution fees payable	740
Other affiliated payables	123,267
Other payables and accrued expenses	29,719
Collateral on securities loaned, at value	36,683,550
Total liabilities		38,185,782

Net Assets		$ 415,859,030
Net Assets consist of:
Paid in capital		$ 372,553,781
Accumulated net investment loss		(397,058)
Accumulated undistributed net realized gain (loss) on investments		40,433,086
Net unrealized appreciation (depreciation) on investments		3,269,221
Net Assets		$ 415,859,030

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($530,969 ÷ 37,406 shares)	$ 14.19

Maximum offering price per share (100/94.25 of $14.19)	$ 15.06
Class T: Net Asset Value and redemption price per share ($373,741 ÷ 26,339 shares)	$ 14.19

Maximum offering price per share (100/96.50 of $14.19)	$ 14.70
Class B: Net Asset Value and offering price per share ($293,645 ÷ 20,758 shares) A	$ 14.15

Class C: Net Asset Value and offering price per share ($326,889 ÷ 23,081 shares) A	$ 14.16

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($414,234,556 ÷ 29,142,240 shares)	$ 14.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($99,230 ÷ 6,978 shares)	$ 14.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,059,645
Interest		3
Income from Fidelity Central Funds (including $169,626 from security lending)		381,452
Total income		1,441,100

Expenses
Management fee Basic fee	$ 1,227,825
Performance adjustment	(117,513)
Transfer agent fees	595,573
Distribution fees	2,564
Accounting and security lending fees	89,670
Custodian fees and expenses	10,435
Independent trustees' compensation	695
Registration fees	64,224
Audit	26,013
Legal	1,461
Miscellaneous	16,257
Total expenses before reductions	1,917,204
Expense reductions	(79,046)	1,838,158
Net investment income (loss)		(397,058)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45,752,471
Change in net unrealized appreciation (depreciation) on investment securities		(47,542,830)
Net gain (loss)		(1,790,359)
Net increase (decrease) in net assets resulting from operations		$ (2,187,417)

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (397,058)	$ (1,458,396)
Net realized gain (loss)	45,752,471	(4,757,238)
Change in net unrealized appreciation (depreciation)	(47,542,830)	5,161,873
Net increase (decrease) in net assets resulting from operations	(2,187,417)	(1,053,761)
Distributions to shareholders from net realized gain	-	(5,089,264)
Share transactions - net increase (decrease)	(23,282,708)	97,426,141
Redemption fees	17,248	46,437
Total increase (decrease) in net assets	(25,452,877)	91,329,553

Net Assets
Beginning of period	441,311,907	349,982,354
End of period (including accumulated net investment loss of $397,058 and undistributed net investment income of $0, respectively)	$ 415,859,030	$ 441,311,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.14)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.19
Total Return B,C,D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	1.11% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 531
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(.09)
Total from investment operations	(.14)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.19
Total Return B, C, D	(.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A
Expenses net of fee waivers, if any	1.37% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 374
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.08)
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.18)
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 14.15
Total Return B, C, D	(1.26)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	(1.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended July 31, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.08)
Net realized and unrealized gain (loss)	(.09)
Total from investment operations	(.17)
Redemption fees added to paid in capitalE, J	-
Net asset value, end of period	$ 14.16
Total Return B, C, D	(1.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A
Expenses net of fee waivers, if any	1.86% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	(1.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 327
Portfolio turnover rate G	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32	$ 10.20
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	.01 G	(.03) H	(.07)	(.07)
Net realized and unrealized gain (loss)	(.09)	.15	3.09	1.15	3.38	(2.81)
Total from investment operations	(.10)	.11	3.10	1.12	3.31	(2.88)
Distributions from net realized gain	-	(.18)	(.30)	(.17)	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Total Return B, C	(.70)%	.80%	27.15%	10.55%	45.22%	(28.24)%
Ratios to Average Net Assets E, I
Expenses before reductions	.87% A	1.02%	1.04%	1.02%	1.25%	1.78%
Expenses net of fee waivers, if any	.84% A	1.00%	1.00%	1.02%	1.20%	1.20%
Expenses net of all reductions	.84% A	.99%	.95%	.99%	1.16%	1.17%
Net investment income (loss)	(.18)% A	(.33)%	.07% G	(.31)% H	(.77)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,235	$ 441,312	$ 349,982	$ 77,658	$ 60,660	$ 16,669
Portfolio turnover rate F	248% A	178%	173%	220%	94%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended July 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.11)
Redemption fees added to paid in capital E, I	-
Net asset value, end of period	$ 14.22
Total Return B, C	(.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A
Expenses net of fee waivers, if any	.77% A
Expenses net of all reductions	.77% A
Net investment income (loss)	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate F	248% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 13, 2007 (commencement of sale of shares) to July 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (the Funds) are funds of Fidelity Devonshire Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth, respectively, on February 13, 2007. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of (FMR).

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,636,985,770	$ 139,590,240	$ (71,172,024)	$ 68,418,216
Fidelity Mid Cap Value Fund	1,012,785,400	76,361,675	(57,633,523)	18,728,152
Fidelity Large Cap Growth Fund	187,053,828	4,305,733	(8,591,674)	(4,285,941)
Fidelity Mid Cap Growth Fund	450,027,173	42,589,702	(41,077,206)	1,512,496

Short-Term Trading (Redemption) Fees. Shares held in Fidelity Mid Cap Value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management and Research Company (FMR), are retained by each Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Fund	1,509,075,680	1,216,485,203
Fidelity Mid Cap Value Fund	1,230,279,780	899,477,419
Fidelity Large Cap Growth Fund	423,894,336	434,615,489
Fidelity Mid Cap Growth Fund	528,542,793	557,519,411

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the Funds is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.56%
Fidelity Mid Cap Value Fund	.30%	.26%	.52%
Fidelity Large Cap Growth Fund	.30%	.26%	.66%
Fidelity Mid Cap Growth Fund	.30%	.26%	.51%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,954	$ 504
Class T	.25%	.25%	7,102	-
Class B	.75%	.25%	6,777	5,158
Class C	.75%	.25%	1,950	1,156
			$ 18,783	$ 6,818
Fidelity Mid Cap Value Fund
Class A	-%	.25%	$ 2,001	$ 393
Class T	.25%	.25%	2,929	189
Class B	.75%	.25%	8,607	6,552
Class C	.75%	.25%	5,208	3,754
			$ 18,745	$ 10,888
Fidelity Large Cap Growth Fund
Class A	-%	.25%	$ 221	$ 116
Class T	.25%	.25%	306	234
Class B	.75%	.25%	840	746
Class C	.75%	.25%	838	719
			$ 2,205	$ 1,815
Fidelity Mid Cap Growth Fund
Class A	-%	.25%	$ 251	$ 116
Class T	.25%	.25%	470	231
Class B	.75%	.25%	974	846
Class C	.75%	.25%	869	788
			$ 2,564	$ 1,981

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 8,309
Class T	2,712
Class B*	214
Class C*	11
$ 11,246
Fidelity Mid Cap Value Fund
Class A	$ 9,710
Class T	3,750
Class B*	662
$ 14,122
Fidelity Large Cap Growth Fund
Class A	$ 1,095
Class T	272
Class C*	3
$ 1,370
Fidelity Mid Cap Growth Fund
Class A	$ 1,416
Class T	503
$ 1,919

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds, except for Fidelity Large Cap Value, Fidelity Mid Cap Value, Fidelity Large Cap Growth, and Fidelity Mid Cap Growth. Fidelity Service Company, Inc. (FSC) is the transfer agent for Fidelity Large Cap Value, Fidelity Mid Cap Value, Fidelity Large Cap Growth, and Fidelity Mid Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 2,609.22
Class T	2,910.20
Class B	1,721.25
Class C	493.25
Large Cap Value	1,797,039.23
Institutional Class	174.22
	$ 1,804,946
Fidelity Mid Cap Value Fund
Class A	$ 2,181.27
Class T	1,677.28
Class B	2,560.30
Class C	1,477.28

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Value Fund	Amount	% of Average Net Assets*
Mid Cap Value	$ 1,099,765.24
Institutional Class	276.30
	$ 1,107,936
Fidelity Large Cap Growth Fund
Class A	$ 228.26
Class T	153.25
Class B	243.29
Class C	213.25
Large Cap Growth	272,135.31
Institutional Class	128.19
	$ 273,100
Fidelity Mid Cap Growth Fund
Class A	$ 258.25
Class T	247.26
Class B	288.29
Class C	226.26
Mid Cap Growth	594,477.27
Institutional Class	77.16
	$ 595,573

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 6,280
Fidelity Mid Cap Value Fund	3,154
Fidelity Large Cap Growth Fund	1,371
Fidelity Mid Cap Growth Fund	2,360

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Large Cap Value Fund	$ 854
Fidelity Mid Cap Value Fund	434
Fidelity Large Cap Growth Fund	111
Fidelity Mid Cap Growth Fund	272

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity Large Cap Growth Fund
Class A	1.25%	$ 106
Class T	1.50%	63
Class B	2.00%	110
Class C	2.00%	81
Large Cap Growth	1.00%	117,661
Institutional Class	1.00%	10

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement

Fidelity Large Cap Value Fund
Large Cap Value	$ 63,098
Fidelity Mid Cap Value Fund
Mid Cap Value	63,479
Fidelity Mid Cap Growth Fund
Mid Cap Growth	62,875

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Large Cap Value Fund	$ -	$
Class A		14
Class C		7
Large Cap Value		23,670
Fidelity Mid Cap Value Fund	566
Class B		3
Mid Cap Value		9,870

Semiannual Report

9. Expense Reductions - continued

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Large Cap Growth Fund	$ 136	$
Large Cap Growth		7,788
Fidelity Mid Cap Growth Fund	898
Mid Cap Growth		15,173

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2007A	Year ended January 31, 2007
Fidelity Large Cap Value Fund
From net investment income
Large Cap Value	$ -	$ 10,401,399
From net realized gain
Class A	$ 1,900	$ -
Class T	1,907	-
Class B	1,882	-
Class C	1,882	-
Large Cap Value	27,671,101	14,021,724
Institutional Class	2,176	-
Total	$ 27,680,848	$ 14,021,724
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 68	$ -
Class T	87	-
Class B	259	-
Class C	66	-
Mid Cap Value	439,710	2,949,768
Institutional Class	68	-
Total	$ 440,258	$ 2,949,768

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended July 31, 2007A	Year ended January 31, 2007
From net realized gain
Class A	$ 2,183	$ -
Class T	2,783	-
Class B	8,282	-
Class C	2,126	-
Mid Cap Value	14,065,856	13,997,322
Institutional Class	2,186	-
Total	$ 14,083,416	$ 13,997,322
Fidelity Large Cap Growth Fund
From net investment income
Large Cap Growth	$ -	$ 137,207
From net realized gain
Class A	$ 1,871	$ -
Class T	1,797	-
Class B	1,903	-
Class C	1,891	-
Large Cap Growth	3,221,672	3,644,497
Institutional Class	1,797	-
Total	$ 3,230,931	$ 3,644,497
Fidelity Mid Cap Growth Fund
From net realized gain
Mid Cap Growth	$ -	$ 5,089,264

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to July 31, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Fidelity Large Cap Value Fund
Class A
Shares sold	565,557	-	$ 9,017,408	$ -
Reinvestment of distributions	131	-	1,900	-
Shares redeemed	(12,069)	-	(193,739)	-
Net increase (decrease)	553,619	-	$ 8,825,569	$ -
Class T
Shares sold	744,053	-	$ 11,908,827	$ -
Reinvestment of distributions	131	-	1,907	-
Shares redeemed	(9,285)	-	(148,819)	-
Net increase (decrease)	734,899	-	$ 11,761,915	$ -
Class B
Shares sold	270,350	-	$ 4,282,387	$ -
Reinvestment of distributions	130	-	1,882	-
Shares redeemed	(15,249)	-	(241,857)	-
Net increase (decrease)	255,231	-	$ 4,042,412	$ -
Class C
Shares sold	84,894	-	$ 1,344,806	$ -
Reinvestment of distributions	130	-	1,882	-
Shares redeemed	(2,056)	-	(32,532)	-
Net increase (decrease)	82,968	-	$ 1,314,156	$ -
Large Cap Value
Shares sold	32,145,484	72,550,724	$ 500,962,453	$ 1,029,577,278
Reinvestment of distributions	1,863,132	1,672,345	27,089,943	23,955,243
Shares redeemed	(15,818,112)	(25,616,795)	(246,395,905)	(368,491,524)
Net increase (decrease)	18,190,504	48,606,274	$ 281,656,491	$ 685,040,997

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Institutional Class
Shares sold	25,433	-	$ 392,467	$ -
Reinvestment of distributions	150	-	2,176	-
Net increase (decrease)	25,583	-	$ 394,643	$ -
Fidelity Mid Cap Value Fund
Class A
Shares sold	216,566	-	$ 3,904,448	$ -
Reinvestment of distributions	129	-	2,159	-
Shares redeemed	(7,831)	-	(142,887)	-
Net increase (decrease)	208,864	-	$ 3,763,720	$ -
Class T
Shares sold	152,597	-	$ 2,763,304	$ -
Reinvestment of distributions	171	-	2,870	-
Shares redeemed	(9,932)	-	(180,360)	-
Net increase (decrease)	142,836	-	$ 2,585,814	$ -
Class B
Shares sold	180,301	-	$ 3,221,082	$ -
Reinvestment of distributions	510	-	8,541	-
Shares redeemed	(17,107)	-	(311,133)	-
Net increase (decrease)	163,704	-	$ 2,918,490	$ -
Class C
Shares sold	126,616	-	$ 2,292,310	$ -
Reinvestment of distributions	131	-	2,192	-
Shares redeemed	(4,925)	-	(86,836)	-
Net increase (decrease)	121,822	-	$ 2,207,666	$ -
Mid Cap Value
Shares sold	26,468,038	26,022,900	$ 475,832,062	$ 415,931,492
Reinvestment of distributions	831,291	1,003,867	13,949,057	16,337,499
Shares redeemed	(8,649,665)	(10,884,934)	(156,123,339)	(173,050,014)
Net increase (decrease)	18,649,664	16,141,833	$ 333,657,780	$ 259,218,977
Institutional Class
Shares sold	15,928	-	$ 286,733	$ -
Reinvestment of distributions	134	-	2,254	-
Shares redeemed	(4)	-	(73)	-
Net increase (decrease)	16,058	-	$ 288,914	$ -
Fidelity Large Cap Growth Fund
Class A
Shares sold	35,467	-	$ 418,296	$ -
Reinvestment of distributions	168	-	1,871	-
Shares redeemed	(4,934)	-	(59,010)	-
Net increase (decrease)	30,701	-	$ 361,157	$ -
Class T
Shares sold	19,620	-	$ 232,848	$ -
Reinvestment of distributions	161	-	1,797	-
Shares redeemed	(424)	-	(5,123)	-
Net increase (decrease)	19,357	-	$ 229,522	$ -
Class B
Shares sold	24,118	-	$ 287,691	$ -
Reinvestment of distributions	171	-	1,903	-
Shares redeemed	(7)	-	(83)	-
Net increase (decrease)	24,282	-	$ 289,511	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007A	Year ended January 31, 2007	Six months ended July 31, 2007A	Year ended January 31, 2007
Class C
Shares sold	30,667	-	$ 364,232	$ -
Reinvestment of distributions	170	-	1,891	-
Shares redeemed	(4,667)	-	(55,385)	-
Net increase (decrease)	26,170	-	$ 310,738	$ -
Large Cap Growth
Shares sold	2,712,470	10,973,541	$ 32,137,815	$ 124,315,764
Reinvestment of distributions	285,226	318,299	3,174,560	3,701,456
Shares redeemed	(3,808,927)	(9,222,108)	(45,192,620)	(102,538,999)
Net increase (decrease)	(811,231)	2,069,732	$ (9,880,245)	$ 25,478,221
Institutional Class
Shares sold	13,428	-	$ 156,889	$ -
Reinvestment of distributions	161	-	1,797	-
Shares redeemed	(21)	-	(254)	-
Net increase (decrease)	13,568	-	$ 158,432	$ -
Fidelity Mid Cap Growth Fund
Class A
Shares sold	37,406	-	$ 554,988	$ -
Class T
Shares sold	26,340	-	$ 389,362	$ -
Shares redeemed	(1)	-	(5)	-
Net increase (decrease)	26,339	-	$ 389,357	$ -
Class B
Shares sold	20,758	-	$ 302,707	$ -
Class C
Shares sold	23,209	-	$ 336,560	$ -
Shares redeemed	(128)	-	(1,859)	-
Net increase (decrease)	23,081	-	$ 334,701	$ -
Mid Cap Growth
Shares sold	4,586,408	24,363,804	$ 67,001,486	$ 336,430,868
Reinvestment of distributions	-	357,726	-	4,986,704
Shares redeemed	(6,291,563)	(18,209,467)	(91,965,947)	(243,991,431)
Net increase (decrease)	(1,705,155)	6,512,063	$ (24,964,461)	$ 97,426,141
Institutional Class
Shares sold	6,978	-	$ 100,000	$ -

A Share transactions for Class A, T, B, C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to July 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund
Fidelity Large Cap Value Fund
Fidelity Mid Cap Growth Fund
Fidelity Mid Cap Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedule.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The funds did not offer Advisor classes as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of each fund's management contract, the Board also approved non-material amendments to each fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as Large Cap Growth Fund's, Large Cap Value Fund's, and Mid Cap Growth Fund's positive performance adjustment, and Mid Cap Value Fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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(automated graphic)    Automated line for quickest service

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(Fidelity Investment logo)(registered trademark)

Fidelity®

Utilities

Fund

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Actual	$ 1,000.00	$ 1,062.50	$ 4.09
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.83	$ 4.01

* Expenses are equal to the Fund's annualized expense ratio of .80%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	24.3	20.3
Verizon Communications, Inc.	11.4	10.8
Comcast Corp. Class A	6.4	8.4
Sprint Nextel Corp.	6.1	3.8
Exelon Corp.	4.5	1.5
AES Corp.	4.3	4.4
Public Service Enterprise Group, Inc.	4.3	3.9
TXU Corp.	3.9	2.8
Constellation Energy Group, Inc.	3.2	2.9
Entergy Corp.	2.8	2.7
	71.2
Top Five Industries as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Telecommunication Services	40.8	34.2
Electric Utilities	17.4	20.9
Independent Power Producers & Energy Traders	13.8	12.4
Multi-Utilities	9.8	9.4
Wireless Telecommunication Services	9.5	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2007 *		As of January 31, 2007 **
	Stocks 99.9%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	0.3%	** Foreign investments	1.2%

Semiannual Report

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Media - 6.4%
Comcast Corp. Class A (a)(d)	3,817,598	$ 100,288
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
AerCap Holdings NV	166,700	4,328
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
BladeLogic, Inc.	1,300	33
TELECOMMUNICATION SERVICES - 50.3%
Diversified Telecommunication Services - 40.8%
AT&T, Inc.	9,744,892	381,611
Cincinnati Bell, Inc.	1,330,300	6,864
Embarq Corp.	239,700	14,811
Level 3 Communications, Inc. (a)	2,494,300	13,045
NeuStar, Inc. Class A (a)	74,600	2,151
Qwest Communications International, Inc. (a)	2,901,400	24,749
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	550,600	10,764
Verizon Communications, Inc. (d)	4,191,841	178,656
Windstream Corp.	702,820	9,671
		642,322
Wireless Telecommunication Services - 9.5%
American Tower Corp. Class A (a)	281,600	11,731
Leap Wireless International, Inc. (a)	82,580	7,300
NII Holdings, Inc. (a)	286,700	24,089
Sprint Nextel Corp. (d)	4,676,760	96,014
Telephone & Data Systems, Inc.	149,928	9,955
		149,089
TOTAL TELECOMMUNICATION SERVICES		791,411
UTILITIES - 42.9%
Electric Utilities - 17.4%
Allegheny Energy, Inc. (a)	254,800	13,308
American Electric Power Co., Inc.	807,900	35,136
Duke Energy Corp.	1,075,371	18,314
Entergy Corp.	444,302	44,412
Exelon Corp.	1,005,809	70,558
FirstEnergy Corp.	427,200	25,952
Great Plains Energy, Inc.	115,500	3,206
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	226,200	$ 6,184
PPL Corp.	919,927	43,365
Reliant Energy, Inc. (a)	288,900	7,419
Sierra Pacific Resources (a)	431,700	6,860
		274,714
Gas Utilities - 1.6%
Energen Corp.	117,200	6,201
Equitable Resources, Inc.	96,200	4,532
Questar Corp.	270,800	13,943
		24,676
Independent Power Producers & Energy Traders - 13.8%
AES Corp. (a)	3,457,384	67,938
Constellation Energy Group, Inc.	601,663	50,419
Dynegy, Inc. Class A (a)	369,100	3,289
Mirant Corp. (a)	462,473	17,495
NRG Energy, Inc. (a)	448,600	17,294
TXU Corp.	926,900	60,480
		216,915
Multi-Utilities - 9.8%
Alliant Energy Corp.	189,600	7,006
Ameren Corp.	268,000	12,859
CMS Energy Corp.	1,378,700	22,280
Dominion Resources, Inc.	454,000	38,236
Integrys Energy Group, Inc.	118,800	5,879
Public Service Enterprise Group, Inc.	785,372	67,660
		153,920
Water Utilities - 0.3%
Aqua America, Inc. (d)	226,500	4,956
TOTAL UTILITIES		675,181
TOTAL COMMON STOCKS (Cost $1,392,292)		1,571,241
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c) (Cost $52,518)	52,518,000	$ 52,518
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,444,810)		1,623,759
NET OTHER ASSETS - (3.2)%		(50,987)
NET ASSETS - 100%		$ 1,572,772
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 610
Fidelity Securities Lending Cash Central Fund	126
Total	$ 736
Income Tax Information

At January 31, 2007, the fund had a capital loss carryforward of approximately $364,070,000 of which $97,168,000, $255,837,000 and $11,065,000 will expire on January 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,510) - See accompanying schedule: Unaffiliated issuers (cost $1,392,292)	$ 1,571,241
Fidelity Central Funds (cost $52,518)	52,518
Total Investments (cost $1,444,810)		$ 1,623,759
Receivable for investments sold		71,870
Receivable for fund shares sold		1,727
Dividends receivable		5,484
Distributions receivable from Fidelity Central Funds		78
Prepaid expenses		2
Other receivables		34
Total assets		1,702,954

Liabilities
Payable to custodian bank	$ 2,591
Payable for investments purchased	69,365
Payable for fund shares redeemed	4,486
Accrued management fee	796
Other affiliated payables	353
Other payables and accrued expenses	73
Collateral on securities loaned, at value	52,518
Total liabilities		130,182

Net Assets		$ 1,572,772
Net Assets consist of:
Paid in capital		$ 1,671,778
Undistributed net investment income		5,579
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(283,534)
Net unrealized appreciation (depreciation) on investments		178,949
Net Assets, for 77,314 shares outstanding		$ 1,572,772
Net Asset Value, offering price and redemption price per share ($1,572,772 ÷ 77,314 shares)		$ 20.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2007 (Unaudited)

Investment Income
Dividends		$ 21,328
Income from Fidelity Central Funds		736
Total income		22,064

Expenses
Management fee Basic fee	$ 4,225
Performance adjustment	855
Transfer agent fees	1,838
Accounting and security lending fees	287
Custodian fees and expenses	19
Independent trustees' compensation	3
Registration fees	49
Audit	36
Legal	5
Interest	51
Miscellaneous	25
Total expenses before reductions	7,393
Expense reductions	(34)	7,359
Net investment income (loss)		14,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,604
Foreign currency transactions	(1)
Total net realized gain (loss)		106,603
Change in net unrealized appreciation (depreciation) on: Investment securities		(8,439)
Net gain (loss)		98,164
Net increase (decrease) in net assets resulting from operations		$ 112,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,705	$ 24,313
Net realized gain (loss)	106,603	110,048
Change in net unrealized appreciation (depreciation)	(8,439)	183,257
Net increase (decrease) in net assets resulting from operations	112,869	317,618
Distributions to shareholders from net investment income	(13,481)	(19,332)
Share transactions Proceeds from sales of shares	524,510	930,039
Reinvestment of distributions	12,443	17,712
Cost of shares redeemed	(698,577)	(639,834)
Net increase (decrease) in net assets resulting from share transactions	(161,624)	307,917
Total increase (decrease) in net assets	(62,236)	606,203

Net Assets
Beginning of period	1,635,008	1,028,805
End of period (including undistributed net investment income of $5,579 and undistributed net investment income of $4,355, respectively)	$ 1,572,772	$ 1,635,008
Other Information Shares
Sold	25,196	53,456
Issued in reinvestment of distributions	592	1,027
Redeemed	(33,219)	(36,363)
Net increase (decrease)	(7,431)	18,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 15.44	$ 13.28	$ 11.73	$ 9.44	$ 12.73
Income from Investment Operations
Net investment income (loss) D	.17	.33	.22	.30 G	.21	.19
Net realized and unrealized gain (loss)	1.04	3.77	2.20	1.54	2.30	(3.28)
Total from investment operations	1.21	4.10	2.42	1.84	2.51	(3.09)
Distributions from net investment income	(.16)	(.25)	(.26)	(.29)	(.22)	(.20)
Net asset value, end of period	$ 20.34	$ 19.29	$ 15.44	$ 13.28	$ 11.73	$ 9.44
Total Return B, C	6.25%	26.77%	18.37%	15.85%	26.91%	(24.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.85%	.87%	.89%	.75%	.99%
Expenses net of fee waivers, if any	.80% A	.85%	.87%	.89%	.75%	.99%
Expenses net of all reductions	.80% A	.84%	.84%	.85%	.73%	.95%
Net investment income (loss)	1.60% A	1.92%	1.54%	2.49% G	2.01%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 1,573	$ 1,635	$ 1,029	$ 937	$ 864	$ 788
Portfolio turnover rate F	61% A	104%	66%	57%	21%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.48%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Utilities Fund (the Fund) is a non-diversified fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 215,604
Unrealized depreciation	(60,072)
Net unrealized appreciation (depreciation)	$ 155,532
Cost for federal income tax purposes	$ 1,468,227

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $540,052 and $653,299, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,751	5.39%	$ 25

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $126.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $12,136. The weighted average interest rate was 5.55%. The interest expense amounted to $26 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $31.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Utilities Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Utilities Fund

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 2% means that 98% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Utilities Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

UIF-USAN-0907
1.789296.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 26, 2007